                                                      REGISTRATION NOS. 33-37722

                                                                        811-6216
                            ------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                                                                             / /

                        POST-EFFECTIVE AMENDMENT NO. 15                      /X/

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      /X/


                                AMENDMENT NO. 22

                       (Check appropriate box or boxes.)

                            MONY VARIABLE ACCOUNT A
                         (Exact Name of the Registrant)

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                              (Name of Depositor)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
         (Address of Depositor's Principal Executive Office)(Zip Code)

                                 (212) 708-2000
              (Telephone Number of Depositor, including Area Code)
                            ------------------------

                                 EDWARD P. BANK
                   VICE PRESIDENT AND DEPUTY GENERAL COUNSEL

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (Name and Address of Agent for Service)


    APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective on May 1, 1996 pursuant to paragraph (a) of Rule 485.

                            ------------------------


     The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice was filed on February 29, 1996.

                             CROSS REFERENCE SHEET

                             (REQUIRED BY RULE 495)

                                     PART A

ITEM NO.                                                                LOCATION
--------                                               ------------------------------------------
    1.    Cover Page................................   Cover Page
    2.    Definitions...............................   Definitions
    3.    Synopsis..................................   Synopsis
    4.    Condensed Financial Information...........   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor and Portfolio Companies.........   The Mutual Life Insurance Company of New
                                                       York; MONY Variable Account A; The Funds
    6.    Deductions and Expenses...................   Charges and Deductions
    7.    General Description of Variable Annuity
          Contracts.................................   Payment and Allocation of Premiums; Other
                                                       Provisions
    8.    Annuity Period............................   Annuity Provisions
    9.    Death Benefit.............................   Death Benefit; Annuity Provisions
   10.    Purchases and Contract Value..............   Payment and Allocation of Premiums
   11.    Redemptions...............................   Surrenders
   12.    Taxes.....................................   Federal Tax Status
   13.    Legal Proceedings.........................   Legal Proceedings
   14.    Table of Contents of Statement of
          Additional Information....................   Table of Contents of Statement of
                                                       Additional Information
                                                                                         PART B
   15.    Cover Page................................   Cover Page
   16.    Table of Contents.........................   Table of Contents
   17.    General Information and History...........   The Mutual Life Insurance Company of New
                                                       York
   18.    Services..................................   Not Applicable
   19.    Purchases of Securities Being Offered.....   Not Applicable
   20.    Underwriters..............................   Prospectus -- The Mutual Life Insurance
                                                       Company of New York
   21.    Calculation of Performance Data...........   Performance Data
   22.    Annuity Payments..........................   Not Applicable
   23.    Financial Statements......................   Financial Statements
                                                                                         PART C
          Information related to the following Items
          is set forth under the appropriate Item,
          so numbered, in Part C to this
          Registration Statement.
   24.    Financial Statements and Exhibits
   25.    Directors and Officers of Depositor
   26.    Persons Controlled by or Under Common
          Control with the Depositor or Registrant
   27.    Number of Contractowners
   28.    Indemnification
   29.    Principal Underwriters
   30.    Location of Accounts and Records
   31.    Management Services
   32.    Undertakings

                                   PROSPECTUS


                               DATED MAY 1, 1996


             INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS

                                   ISSUED BY

                            MONY VARIABLE ACCOUNT A
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

     The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for accumulation of cash value on a variable basis and payment of annuity benefits. The Contracts are designed for use by individuals in retirement plans that may or may not qualify for special federal income tax treatment. The types of pension plans that may purchase the Contracts are retirement plans which receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.
(See "Definitions -- Qualified Plans" at page   .)

     At the election of the Contractholder, purchase payments for the Contracts will be allocated to either (i) a segregated investment account of The Mutual Life Insurance Company of New York (the "Company"), which account has been designated MONY Variable Account A (the "Variable Account"), or (ii) the Guaranteed Interest Account, which is a part of the Company's General Account or to both as the Contractholder may determine. The Variable Account invests in shares of MONY Series Fund, Inc. and The Enterprise Accumulation Trust at their
net asset value. (See "The Funds" at page   .) Upon the issuance of the
Contract, purchase payments for the Contracts will be allocated to the Money Market Subaccount of the Variable Account and will be held there pending expiration of the Free Look Period. After expiration of the Free Look Period, the Cash Value of the Contract will automatically be transferred to one or more of the Subaccounts of the Variable Account in accordance with the instructions of the Contractholder. (See "PAYMENT AND ALLOCATION OF NET PURCHASE PAYMENTS" at
page   .) Contractholders bear the complete investment risk for all amounts allocated to the Variable Account. This Prospectus generally describes only the variable features of the Contract. (For a summary of the Guaranteed Interest
Account, see "Guaranteed Interest Account" at page   .) This Prospectus sets
forth the basic information that a prospective purchaser should know before investing. Please keep this Prospectus for future reference.


     A Statement of Additional Information dated May 1, 1996, incorporated herein by reference, and containing additional information about the Contracts, has been filed with the Securities and Exchange Commission. The Statement of Additional Information is available from the Company without charge upon written
request to the address shown on the request form on page   of this Prospectus or
by telephoning 1-800-487-6669. The Table of Contents of the Statement of
Additional Information can be found on page   of this Prospectus.


     This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction in which such may not be lawfully made.

     In pursuing its investment objective, the High-Yield Bond Subaccount purchases shares of the High Yield Bond Portfolio which may invest significantly in lower rated bonds, commonly referred to as "Junk Bonds". Bonds of this type are considered to be speculative with regard to the payment of interest and return of principal. Investment in these types of securities have special risks and therefore, may not be suitable for all investors. Investors should carefully assess the risks associated with allocating purchase payments to this subaccount.
                            ------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE
   COMMISSION, OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
     OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
     A CRIMINAL OFFENSE. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED
       (OR PRECEDED) BY A CURRENT PROSPECTUS FOR MONY SERIES FUND, INC.
        AND THE ENTERPRISE ACCUMULATION TRUST.
                            ------------------------

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS

                                                                                        PAGE
                                                                                        ----
Definitions...........................................................................    1
Synopsis..............................................................................    3
The Company and the Variable Account..................................................   10
  The Mutual Life Insurance Company of New York.......................................   10
  MONY Variable Account A.............................................................   10
  The Funds...........................................................................   10
Guaranteed Interest Account...........................................................   12
Payment and Allocation of Net Purchase Payments.......................................   14
  Issuance of the Contract............................................................   14
  Free Look Privilege.................................................................   15
  Allocation of Net Purchase Payments and Cash Value..................................   15
  Termination of the Contract.........................................................   18
Surrenders............................................................................   18
Death Benefit.........................................................................   20
  Death Benefit Provided by the Contract..............................................   20
  Election and Effective Date of Election.............................................   20
  Payment of Death Benefit............................................................   20
Charges and Deductions................................................................   20
  Deductions from Payments............................................................   20
  Charges Against Cash Value..........................................................   21
  Mortality and Expense Risk Charge...................................................   23
  Taxes...............................................................................   23
  Investment Advisory Fee.............................................................   23
Annuity Provisions....................................................................   24
  Annuity Commencement Date...........................................................   24
  Election and Change of Settlement Option............................................   25
  Settlement Options..................................................................   25
  Frequency of Annuity Payments.......................................................   26
  Additional Provisions...............................................................   26
Other Provisions......................................................................   26
  Ownership...........................................................................   26
  Provision Required by Section 72(s) of the Code.....................................   26
  Provision Required by Section 401(a)(9) of the Code.................................   27
  Contingent Annuitant................................................................   27
  Assignment..........................................................................   28
  Change of Beneficiary...............................................................   28
  Substitution of Securities..........................................................   28
  Modification of the Contracts.......................................................   29
  Change in Operation of Variable Accounts............................................   29
Voting Rights.........................................................................   29
Distribution of the Contracts.........................................................   30
Federal Tax Status....................................................................   30
  Introduction........................................................................   30
  Tax Treatment of the Company........................................................   31
  Taxation of Annuities in General....................................................   31
  Annuity Contracts Covered by Section 403(b) of the Code.............................   31
  Retirement Plans....................................................................   32
Performance Data......................................................................   32
Additional Information................................................................   33
Legal Proceedings.....................................................................   33
Financial Statements..................................................................   34
Table of Contents of Statement of Additional Information..............................   35
Calculation of Surrender Charge.......................................................  A-1

                                  DEFINITIONS

     ANNUITANT -- The person upon whose continuation of life any annuity payment depends.

     ANNUITY COMMENCEMENT DATE -- The date on which annuity payments are to commence.

     BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Contingent Annuitant.

     CASH VALUE -- The dollar value as of any Valuation Date of all amounts accumulated under the Contract.

     COMPANY -- The Mutual Life Insurance Company of New York.

     CONTINGENT ANNUITANT -- The party designated by the Contractholder to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

     CONTRACT -- The Flexible Payment Variable Annuity Contract offered by the Company and described in this Prospectus.

     CONTRACT ANNIVERSARY -- An anniversary of the Contract Date of the
Contract.

     CONTRACTHOLDER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Contractholder. A collateral assignee is not the Contractholder.

     CONTRACT DATE -- The date shown as the Contract Date in the Contract.

     CONTRACT YEAR -- Any period of twelve (12) months commencing with the Contract Date and each Contract Anniversary thereafter.

     THE ENTERPRISE ACCUMULATION TRUST -- The Enterprise Accumulation Trust, a Massachusetts business trust formerly Quest for Value Accumulation Trust, a Massachusetts business trust.

     FREE LOOK PERIOD -- A period which follows the application for the Contract and its issuance to the Contractholder. The period runs to the date which 10 days (or longer in certain states) after the Contractholder receives the Contract. (The Free Look Period is referred to in the Contract as the "Right to Return Contract" period.) During the Free Look Period, the Contractholder may cancel the Contract and receive a refund.

     FUNDS -- MONY Series Fund, Inc. and The Enterprise Accumulation Trust.

     GUARANTEED FREE SURRENDER AMOUNT --

     For Non-Qualified Contract -- An amount, up to 10 percent of the Contract's Cash Value on the date the first partial surrender request is received during a Contract Year, that may be surrendered without the imposition of a Surrender Charge. For the purposes of the Guaranteed Free Surrender Amount only, Non-Qualified Contracts include Contracts issued for IRAs and SEP-IRAs.


     For Qualified Contract -- An amount, up to the greater of $10,000 (but not more than the Contract's Cash Value) or 10 percent of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract
Year), that may be surrendered without the imposition of a Surrender Charge. For the purposes of the Guaranteed Free Surrender Amount only, Qualified Contracts include Qualified Contracts issued on and after May 1, 1994 and exclude Contracts issued for IRAs and SEP-IRAs.


     GUARANTEED INTEREST ACCOUNT -- A part of the Company's general account, the Guaranteed Interest Account pays interest at a rate declared by the Company, which the Company guarantees will not be less than 4%. For Contracts issued on or after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by the Company is guaranteed to be not less than 3.5%.

     HOME OFFICE -- The Company's administrative office at 1740 Broadway, New York, N.Y. 10019. "Home Office" also includes the Company's Operations Center at 1 MONY Plaza, Syracuse, N.Y. 13202.

     MONY SERIES FUND -- MONY Series Fund, Inc., a Maryland corporation.

     NET PURCHASE PAYMENT -- An amount equal to a Purchase Payment, less any deduction for premium or similar taxes.

     NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

     NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, or 408 of the Internal Revenue Code.

     OPERATIONS CENTER -- The administrative office of the Company located at 1 MONY Plaza, Syracuse, New York 13202.

     PORTFOLIO -- A separate investment portfolio of the Funds.

     PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Contractholder or on the Contractholder's behalf as consideration for the benefits provided by the Contract.

     QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

     SUBACCOUNT -- A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Funds.

     SUCCESSOR CONTRACTHOLDER -- The living person who, at the death of the Contractholder, becomes the new Contractholder.

     SURRENDER CHARGE -- A contingent deferred sales charge that may be applied against amounts surrendered. (See "Charges Against Cash Value -- Surrender
Charge" at page   .)

     SURRENDER VALUE -- The Contract's Cash Value, less (1) any applicable Surrender Charge and (2) any applicable Annual Contract Charge.

     UNIT -- The measure by which the Contract's interest in each Subaccount is determined.

     VALUATION DATE -- Each day that the New York Stock Exchange is open for trading or any other day on which there is sufficient trading in the securities of a Portfolio of the Fund to affect materially the value of the Units of the corresponding Subaccount.

     VARIABLE ACCOUNT -- A separate investment account of the Company, designated as MONY Variable Account A, into which Net Purchase Payments will be allocated.

                                    SYNOPSIS

THE CONTRACTS

     The Individual Flexible Payment Variable Annuity Contracts (the "Contracts") described in this Prospectus provide for the accumulation of values on a variable basis or a guaranteed interest basis or a combination of both and the payment of annuity benefits. The Contracts are designed for use in connection with personal retirement plans, some of which (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403, 408 and 457 of the Internal Revenue Code (the "Code").

     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code.

THE VARIABLE ACCOUNT

     Net Purchase Payments for the Contracts will be allocated at the Contractholder's option to Sub-accounts, made available therefor in accordance with the terms of the Contracts, of a segregated investment account of The Mutual Life Insurance Company of New York (the "Company"), which account has been designated MONY Variable Account A (the "Variable Account") or to the Guaranteed Interest Account, which is a part of the Company's general account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including the Variable Account. The Sub-accounts of the Variable Account invest in shares of MONY Series Fund, Inc. (the "MONY Series Fund") and The Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds") at their net asset value. (See "The Funds" at
page   ). Contractholders bear the entire investment risk for all amounts allocated to the Variable Account. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account" at page
  .)

PURCHASE PAYMENTS

     For Non-Qualified Plans and individual retirement accounts and annuities purchased by individuals under Section 408 of the Code (other than Simplified Employee Pensions), the minimum initial Purchase Payment for the Contract is $2,000, except that, on and after May 1, 1992, the minimum initial Purchase Payment for individuals is $600 if Purchase Payments are made through automatic checking account withdrawals. For H.R. 10 plans, certain corporate or association retirement plans, Simplified Employee Pensions under Section 408 of the Code, and annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities, or public school systems, the minimum initial Purchase Payment is $600. Additional Purchase Payments of at least $100 may be made at any time. Different limits apply where certain automatic payment
plans are used. (See "Issuance of the Contract" at page   .) The Company may
change any of these requirements in the future.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from Purchase Payments for premium or similar taxes. Currently, the Company makes no such deduction, but may do so with respect to future payments. The amount of the deduction will vary from state to state, but will generally range from 0 percent to 3.5 percent of Payments. Residents of the Commonwealth of Pennsylvania should be aware that a tax on Purchase Payments has been adopted; however, the Company currently is assuming responsibility for payment of this tax. In the event that the Company will begin to make deductions for such tax from future Purchase Payments, it will give notice to each affected Contractholder.

FREE LOOK PRIVILEGE

     Within ten days (or longer in certain states) of the day the Contract is delivered to the Contractholder, it may be returned to the Company or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. Except for Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is equal to the greater of: (i) all Purchase Payments; and
(ii) the Cash Value of the Contract (as of the date the returned Contract is received at the Home Office or a local office of the Company, or by the agent who sold the Contract, or, if returned by mail, upon being postmarked, properly addressed, and postage prepaid) plus any deductions from Purchase Payments for taxes applicable to annuity considerations that may have been deducted, any mortality and expense risk charges deducted in determining the Unit value of the Variable Account, and asset charges deducted in determining the share value of the Fund. For Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is described in clause (ii) of the immediately preceding sentence.

SURRENDER CHARGE

     A contingent deferred sales charge (called a "Surrender Charge") will be imposed upon requests for surrenders or commencement of annuity benefits where the amount requested exceeds the amount of Net Purchase Payments during the Contract Year when the surrender or commencement of annuity benefits is requested and during the seven preceding Contract Years.


     The Surrender Charge, which otherwise would have been deducted, will not be deducted to the extent necessary to permit the Contractholder to obtain, for Qualified Contracts (other than Contracts issued for IRA and SEP-IRA) an amount up to the greater of $10,000 (but not more than the Contract's Cash Value) or 10 percent of the Contract's Cash Value on the date the first partial surrender request is received, and for Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA and Qualified Contracts issued before May 1, 1994), an amount up to 10% of the Cash Value of the Contract on the date the first partial surrender request is received. The Company reserves the right to limit the number of partial surrenders under this provision to 12 during any Contract Year. In addition, the Contract details certain other circumstances under which a surrender charge will not be imposed. The Surrender Charge is intended to reimburse the Company for expenses incurred that are related to sales of the Contract. In no event will the aggregate Surrender Charge exceed 7 percent of the total Purchase Payments made in the Contract Year of the surrender and during the 7 preceding Contract Years. (See "Charges Against Cash
Value -- Surrender Charge" at page   .)


MORTALITY AND EXPENSE RISK CHARGE

     A Mortality and Expense Risk Charge is deducted daily from the net assets of the Variable Account for mortality and expense risks assumed by the Company. This daily charge is equal to a charge on an annual basis of 1.25 percent of the net assets of the Variable Account. (See "Mortality and Expense Risk Charge" at
page   .)

TRANSFER CHARGE

     Contract value may be transferred without charge as many as 4 times in any Contract Year. For any additional transfer during a Contract Year, a transfer charge is not currently imposed, but the Company has reserved the right to impose a charge for each transfer in excess of 4, which will not exceed $25 per transfer. If imposed, the transfer charge will be deducted from the Contract's
Cash Value. (See "Charges Against Cash Value -- Transfer Charge" at page   .)

ANNUAL CONTRACT CHARGE

     On each Contract Anniversary prior to the Annuity Commencement Date, on the Annuity Commencement Date, and on full surrender of the Contract, the Company deducts an Annual Contract Charge from the Cash Value, to reimburse the Company for administrative expenses relating to the maintenance of the Contract. The charge is currently $30, but the Company may in the future change the amount of the charge. The charge will never, however, exceed $50. (See "Charges Against
Cash Value -- Annual Contract Charge" at page   .)

DEATH BENEFIT

     In the event of death of the Annuitant (and the Contingent Annuitant, if one has been named) prior to the Annuity Commencement Date, the Company will pay a death benefit to the Beneficiary. If death of the Annuitant occurs after the Annuity Commencement Date, no death benefit will be payable except as may be
payable under the settlement option selected. (See "Death Benefit" at page   .)

TAX UPON SURRENDER

     Amounts withdrawn may be subject to income tax. In addition, a penalty tax may be payable pursuant to the Internal Revenue Code on withdrawal of amounts
accumulated under any annuity contract. (See "Federal Tax Status" at page   .)

THE MERGER

     Pursuant to an Agreement and Plan of Merger, entered into between MONY Legacy Life Insurance Company ("MONY Legacy") and the Company, MONY Legacy was merged ("Merger") into the Company on February 28, 1991. As a result of the Merger, the Company became the depositor of, and became obligated under, contracts issued by MONY Legacy ("Legacy Contracts") which are substantially similar to the Contracts, and the assets, reserves, and other liabilities allocated to the MONY Legacy Variable Account A (to which purchase payments made for the Legacy Contracts were allocated prior to the Merger) became the assets, reserves, and other liabilities of the Variable Account.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

                            MONY VARIABLE ACCOUNT A

               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 1995



CONTRACTOWNER TRANSACTION EXPENSES:
  Maximum Deferred Sales Load (Surrender Charge) (as a percentage of
     amount surrendered)..............................................................     7%*
ANNUAL CONTRACT CHARGE................................................................   $30
SEPARATE ACCOUNT ANNUAL EXPENSES:
  Mortality and Expense Risk Fees.....................................................  1.25%**


ANNUAL EXPENSES OF MONY SERIES FUND, INC. AND THE ENTERPRISE ACCUMULATION TRUST:

                             MONY SERIES FUND, INC.


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                   INTERMEDIATE   LONG TERM   GOVERNMENT     MONEY
                                                    TERM BOND       BOND      SECURITIES    MARKET
                                                    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                                   ------------   ---------   ----------   ---------
    Expenses***..................................      .09%          .08%        .34%         .06%
    Management Fees..............................      .40%          .40%        .40%         .40%
                                                        ---           ---         ---          ---
    Total MONY Series Fund, Inc. Annual
      Expenses...................................      .49%          .48%        .74%         .46%
                                                        ===           ===         ===          ===


                       THE ENTERPRISE ACCUMULATION TRUST


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                         SMALL                 INTERNATIONAL   HIGH YIELD
                                          EQUITY          CAP        MANAGED      GROWTH          BOND
                                         PORTFOLIO     PORTFOLIO     PORTFOLIO  PORTFOLIO+     PORTFOLIO+
                                         ---------     ---------     -------   -------------   ----------
    Expenses...........................     .09%          .09%         .07%         .70%          .25%
    Management Fees....................     .60%          .60%         .60%         .85%          .60%
                                             ---           ---          ---         ----           ---
    Total Accumulation Trust Annual
      Expenses After Expense
      Reimbursement....................     .69%++        .69%++       .67%++      1.55%++        .85%++
                                             ===           ===          ===         ====           ===


---------------
 * The Surrender Charge percentage, which reduces to zero as shown in the table below, is determined by the number of Contract Anniversaries since a purchase payment was received.

                          SURRENDER CHARGE PERCENTAGE TABLE

   NUMBER OF CONTRACT         SURRENDER
   ANNIVERSARIES SINCE          CHARGE
PURCHASE PAYMENT RECEIVED     PERCENTAGE
-------------------------     ----------
       0                           7%
       1                           7
       2                           6
       3                           6
       4                           5
       5                           4
       6                           3
       7                           2
       8 (or more)                 0

     The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. (See "Charges against Cash Value -- Guaranteed Free
Surrender Amount" at page    .)

** The Mortality and Expense Risk charge is deducted at a daily rate which is equivalent to an annual rate of 1.25 percent from the value of the net assets of the Separate Account.


***  Includes custodial credit percentages as follows: Intermediate Term
     Bond -- .0036 Long Term Bond -- .0020%; Government Securities -- .0040%; and Money Market -- .0034%.


+ The Sub-accounts corresponding to these Portfolios first became available for allocation in November 1994.


++ These expenses reflect expense reimbursements in effect on May 1, 1995. Absent these expense reimbursements, expenses would have been as follows:
    Equity -- .72%; Small Cap -- .72%; Managed -- .67%, International
    Growth -- 2.21%; and High Yield Bond -- 1.59%. The Equity, Small Cap, and Managed Portfolio reimbursements relate to mutual fund accounting expense.



     The purpose of the Table of Fees beginning on page   is to assist the
Contractholder in understanding the various costs and expenses that the Contractholder will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of MONY Series Fund, Inc. and The Enterprise Accumulation Trust, which are responsible for the accuracy of the information presented. The expenses borne by the Separate Account are explained
under the caption "CHARGES AND DEDUCTIONS" at page   of this Prospectus. The
expenses borne by the MONY Series Fund, Inc. are explained under the caption
"INVESTMENT MANAGEMENT ARRANGEMENTS AND EXPENSES" at page    of the accompanying
prospectus for MONY Series Fund, Inc. The expenses borne by The Enterprise Accumulation Trust assumes that the expense reimbursements in effect on and after May 1, 1990 for the Equity, Small Cap, and Managed Portfolios which limit the total annual expenses to 1.00% of average net assets and expense reimbursements which limit the total annual expenses of the International Growth Portfolio to 1.55% of average net assets and the High Yield Bond Portfolio to
 .85% of average net assets, will continue throughout the period shown and are
explained under the caption "MANAGEMENT OF THE FUND" at page   of the
accompanying prospectus for The Enterprise Accumulation Trust. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.


EXAMPLE

     If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 84       $ 118       $ 156        $240
    Small Cap........................................   $ 84       $ 118       $ 156        $240
    Managed..........................................   $ 84       $ 118       $ 155        $238
    International Growth.............................   $ 92       $ 144       $ 199        $325
    High Yield Bond..................................   $ 85       $ 123       $ 164        $256
    Intermediate Term Bond...........................   $ 82       $ 112       $ 145        $219
    Long Term Bond...................................   $ 82       $ 112       $ 145        $218
    Government Securities............................   $ 84       $ 120       $ 158        $245
    Money Market.....................................   $ 81       $ 111       $ 144        $216

     If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 84       $ 118       $ 111        $240
    Small Cap........................................   $ 84       $ 118       $ 111        $240
    Managed..........................................   $ 84       $ 118       $ 110        $238
    International Growth.............................   $ 92       $ 144       $ 154        $325
    High Yield Bond..................................   $ 85       $ 123       $ 119        $256
    Intermediate Term Bond...........................   $ 82       $ 112       $ 101        $219
    Long Term Bond...................................   $ 82       $ 112       $ 101        $218
    Government Securities............................   $ 84       $ 120       $ 114        $245
    Money Market.....................................   $ 81       $ 111       $ 100        $216


     If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER       AFTER       AFTER       AFTER
                       SUBACCOUNT                      1 YEAR     3 YEARS     5 YEARS     10 YEARS
    -------------------------------------------------  ------     -------     -------     --------
    Equity...........................................   $ 21       $  65       $ 111        $240
    Small Cap........................................   $ 21       $  65       $ 111        $240
    Managed..........................................   $ 21       $  64       $ 110        $238
    International Growth.............................   $ 30       $  91       $ 154        $325
    High Yield Bond..................................   $ 23       $  70       $ 119        $256
    Intermediate Term Bond...........................   $ 19       $  59       $ 101        $219
    Long Term Bond...................................   $ 19       $  58       $ 101        $218
    Government Securities............................   $ 22       $  66       $ 114        $245
    Money Market.....................................   $ 19       $  58       $ 100        $216



     The examples above should not be considered a representation of past or future expenses, and actual expenses may be greater or lesser than those shown. All Variable Account expenses as well as portfolio company (MONY Series Fund and The Enterprise Accumulation Trust) expenses, net of expense reimbursements, are reflected in the examples. Not reflected in the examples which assume redemption at the end of each time period are income taxes and penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

                        CONDENSED FINANCIAL INFORMATION
                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
                            MONY VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES


                                                                     UNIT VALUE
                    -------------------------------------------------------------------------------------------------------------
                                 DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,   DEC. 31,
SUB-ACCOUNT         INCEPTION*     1987       1988       1989       1990       1991       1992       1993       1994       1995
------------------- ----------   --------   --------   --------   --------   --------   --------   --------   --------   --------
Equity.............   $10.00          --     $10.15     $12.30     $11.88     $15.40     $17.94     $19.11     $19.60     $26.82
Small Cap..........    10.00          --      10.16      11.88      10.58      15.49      18.60      21.96      21.69      24.05
Intermediate Term
  Bond.............    10.00          --      10.09      11.13      11.76      13.40      14.15      15.07      14.66      16.62
Long Term Bond.....    10.00          --      10.24      11.83      12.41      14.43      15.50      17.49      16.21      20.84
Government
  Securities.......    10.00          --         --         --         --         --         --         --       9.99      10.94
High Yield Bond....    10.00          --         --         --         --         --         --         --      10.04      11.56
International
  Growth...........    10.00          --         --         --         --         --         --         --       9.91      11.22
Managed............    10.00          --      10.39      13.61      12.96      18.70      21.92      23.90      24.21      35.15
Money Market.......    10.00      $10.00      10.56      11.32      12.08      12.62      12.88      13.08      13.42      14.01



                                                             UNITS OUTSTANDING
                      -----------------------------------------------------------------------------------------------
                       DEC.
                        31,    DEC. 31,  DEC. 31,  DEC. 31,  DEC. 31,   DEC. 31,    DEC. 31,    DEC. 31,    DEC. 31,
SUB-ACCOUNT            1987      1988      1989      1990      1991       1992        1993        1994        1995
--------------------  -------  --------  --------  --------  --------  ----------  ----------  ----------  ----------
Equity..............       --    19,831    81,273   137,731   185,946     315,372     496,795     651,102     798,552
Small Cap...........       --     4,653    34,030    53,185    80,022     198,539     529,142     742,341     807,452
Intermediate Term
  Bond..............       --    31,007    84,415   129,272   186,026     243,826     354,965     398,645     398,283
Long Term Bond......       --     7,680    75,208   215,001   276,879     377,464     499,364     476,335     495,169
Government
  Securities........       --        --        --        --        --          --          --       2,571      83,571
High Yield Bond.....       --        --        --        --        --          --          --      14,621      92,358
International
  Growth............       --        --        --        --        --          --          --      19,197     167,074
Managed.............       --    42,537   471,771   813,411   972,640   1,571,876   2,941,211   3,528,618   4,253,824
Money Market........   11,301   123,834   218,778   299,411   456,647     570,819     620,100     872,441   1,227,811


---------------
* This table reflects the Accumulation Unit Values for the Contracts prior to the merger of MONY Legacy Life Insurance Company into the Company, which became effective on February 28, 1991, as well as Accumulation Unit Values resulting from operations thereafter. As a result of the merger, all assets, reserves, and other liabilities, and, therefore, all Accumulation Unit Values, became assets, reserves, and other liabilities, and accumulation unit values of the MONY Variable Account A. The table reflects historical performance and is not indicative of future results.

** MONY Legacy Variable Account A commenced operations on December 30, 1987. The
   Intermediate Term Bond, Long Term Bond, and Money Market Subaccounts became available for allocation on that date, however, only the Money Market Subaccount had operations in 1987. The Equity, Small Cap, and Managed Subaccounts became available for allocation on August 1, 1988, and the Government Securities, International Growth, and High Yield Bond Subaccounts became available for allocation on November 16, 1994.

                      THE COMPANY AND THE VARIABLE ACCOUNT

THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK

     The Mutual Life Insurance Company of New York (the "Company") is a mutual life insurance company organized in the state of New York in 1842. The Company is currently licensed to sell life insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands, and all Provinces of Canada. The Company's financial statements may be found in the Statement of Additional Information. The principal offices of the Company are at 1740 Broadway, New York, New York 10019.

MONY VARIABLE ACCOUNT A

     The Company established MONY Variable Account A (the "Variable Account") on November 28, 1990, under New York law as a separate investment account. The Variable Account holds assets that are segregated from all of the Company's other assets and at present is used only to support individual flexible payment variable annuity contracts. As a result of the Merger, the Variable Account received the assets, reserves, and other liabilities of the MONY Legacy Variable Account A, the separate account to which purchase payments made pursuant to the Contracts were allocated prior to the Merger.

     The Company is the legal holder of the assets in the Variable Account and will at all times maintain assets in the Variable Account with a total market value at least equal to the contract liabilities for the Variable Account. The obligations under the Contracts are obligations of the Company. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company. The assets in the Variable Account may not be charged with liabilities which arise from any other business the Company conducts. The Variable Account's assets may include accumulations of the charges the Company makes against Contracts participating in the Variable Account. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

     The Variable Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any supervision by the SEC of the management or investment policies or practices of the Variable Account. For state law purposes, the Variable Account is treated as a part or division of the Company. There are currently 14 Sub-accounts within the Variable Account. Not all Subaccounts are available to the Contractholder.

THE FUNDS

     Each available Subaccount of the Variable Account will invest only in the shares of a corresponding Portfolio of MONY Series Fund, Inc. (the "MONY Series Fund") or The Enterprise Accumulation Trust (the "Accumulation Trust") (the MONY Series Fund and the Accumulation Trust are collectively called the "Funds"). The Funds are registered with the SEC under the 1940 Act as open-end diversified management investment companies. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. Shares of the MONY Series Fund are currently sold to separate accounts of the Company and to a life insurance company affiliate of the Company that were established to fund certain Flexible Payment Variable Annuity contracts, individual variable annuity contracts, Flexible Premium Variable Life Insurance contracts, and Variable Life Insurance with Additional Premium Option contracts. Until the close of business on June 24, 1994, shares of the MONY Series Fund were also sold to Keynote Series Account, a separate account of the Company to fund certain group variable annuity contracts issued by the Company. Shares of the Accumulation Trust are currently sold to a separate account of a life insurance company affiliate of the Company that was established to fund certain Flexible Payment Variable Annuity contracts. Shares of the Funds may in the future be sold to other separate accounts, and the Funds may in the future create new Portfolios. In addition, the Company may make available additional Subaccounts with differing or similar investment objectives. The Funds, or either of them, may withdraw from sale any or all of the respective Portfolios in accordance with applicable law.

     The Board of Directors of the MONY Series Fund and the Board of Trustees of the Accumulation Trust each have undertaken to monitor the respective Fund for the existence of any material irreconcilable conflict between the interests of variable annuity contractholders and variable life insurance contractholders and shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the Directors and Trustees, respectively, of each of the Funds and, at their own cost, to remedy such conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

     The Variable Account will purchase and redeem shares from the Funds at net asset value. Shares will be redeemed to the extent necessary for the Company to collect charges under the Contracts, to pay Surrender Value upon full surrenders of the Contracts, to fund partial surrenders, to provide benefits under the Contracts, and to transfer assets from one Subaccount to another or between one or more Subaccounts of the Variable Account and the Guaranteed Interest Account as requested by Contractholders. Any dividend or capital gain distribution received from a Portfolio of a Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.

     Investment Advisers. The MONY Series Fund at present receives investment advice with respect to each of its Portfolios from MONY Life Insurance Company of America ("MONY America"), which acts as investment adviser to the MONY Series Fund.


     Effective September 16, 1994, the investment adviser with respect to the Equity, Small Cap, and Managed Portfolios of the Accumulation Trust is Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY ("Enterprise Capital"). Enterprise Capital has entered into a sub-advisory agreement with respect to the Equity, Small Cap, and Managed Portfolios with OpCap Advisors, formerly known as Quest for Value Advisors. OpCap Advisors is a subsidiary of Oppenheimer Capital, which is a subsidiary of Oppenheimer Financial Corp. Prior to that date, OpCap Advisors, then known as Quest for Value Advisors, served as the investment adviser to the Accumulation Trust with respect to the Equity, Small Cap, and Managed Portfolios. The two firms render their services at the same aggregate annual advisory fee rate as is currently in effect (.60% of average daily net assets). The change of name was occasioned by the sale of certain of the operations of Quest for Value Advisors to Oppenheimer Management Corporation in November 1995. No change in the personnel responsible for the day-to-day management of the Equity, Small Cap, and Managed Portfolios will occur as a result of this change. Enterprise Capital also acts as investment adviser with respect to the International Growth and High Yield Bond Portfolios. It has entered into sub-investment advisory agreements as follows:
International Growth -- Brinson Partners, and High Yield Bond -- Caywood-Scholl Capital Corporation.


     Investment Objectives. The investment objectives of the Portfolios currently available to Contractholders through corresponding Subaccounts of the Variable Account are set forth in the accompanying prospectus for each of the Funds and are described briefly below. There is no assurance that these objectives will be met.

     The investment objectives of each Portfolio are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio affected (which, for each of the Funds means the lesser of (1) 67 percent of the Portfolio shares represented at a meeting at which more than 50 percent of the outstanding Portfolio shares are represented or (2) more than 50 percent of the outstanding Portfolio shares).

     Each Contractholder should periodically consider the allocation among the Subaccounts and the Guaranteed Interest Account in light of current market conditions and the investment risks attendant to investing in each of the Funds' various Portfolios. A full description of each of the Funds, their investment objectives, policies and restrictions, their expenses, the risks attendant to investing in each of the Funds' Portfolios, and other aspects of their operation is contained in the accompanying prospectus for each of the Funds, which should be read together with this Prospectus.

     The investment objectives of each of the Portfolios of the Funds and identification of which of the Funds offers the Portfolio is as follows:

     Equity Portfolio: Long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing. The Accumulation Trust offers this Portfolio.

     Small Cap Portfolio: Capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion. The Accumulation Trust offers this Portfolio.

     Managed Portfolio: Growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values. The Accumulation Trust offers this Portfolio.

     International Growth Portfolio: Capital appreciation, primarily through a diversified portfolio of non-United States equity securities. The Accumulation Trust offers this Portfolio.

     High Yield Bond Portfolio: Maximum current income, primarily from debt securities that are rated BA or lower by Moody's Investors Service, Inc. or BB or lower by Standard & Poor's Corporation. The Accumulation Trust offers this Portfolio.

     Intermediate Term Bond Portfolio: The maximum income over the intermediate term consistent with preservation of capital, through investment in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of between 4 and 8 years. The MONY Series Fund offers this Portfolio.

     Long Term Bond Portfolio: The maximum income over the longer term consistent with preservation of capital, through investment in highly rated debt securities, U.S. Government obligations, and money market instruments, together having a dollar-weighted average life of more than 8 years. The MONY Series Fund offers this Portfolio.

     Government Securities Portfolio: The maximum current income over the intermediate term consistent with preservation of capital through investment in highly-rated debt securities of the United States Government and its agencies and money market instruments with a dollar weighted average life of up to ten years at the time of purchase. The MONY Series Fund offers this Portfolio.

     Money Market Portfolio: The maximum current income consistent with preservation of capital and maintenance of liquidity, through investment in money market instruments. The MONY Series Fund offers this Portfolio.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including the Variable Account.

     Crediting of Interest. Net Purchase Payments allocated by a Contractholder to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company which the Company guarantees will not be less than 4% (0.010746%, compounded daily). For Contracts issued on or after May 1, 1994 (or on or after such later date as approval required in certain states is obtained), the rate declared by the Company will not be less than 3.5% (0.009426% compounded daily). Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from the Variable Account completed within the period during which it is effective. Initial Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at the rate in effect for the date on which the Contract is issued (and the funds transferred into the Money Market Subaccount) from and after the date on which the Free Look Privilege expires on all funds transferred from the Money Market Subaccount to the Guaranteed Interest Account. Amounts withdrawn from the Guaranteed Interest Account as a result of a transfer, partial surrender, or any charge imposed in accordance with the Contract, will be deemed to be withdrawals of amounts (and any interest credited thereon) most recently credited to the Guaranteed Interest Account.

     Prior to the expiration of the period for which a particular interest rate was guaranteed, the Company will declare a renewal interest rate to be effective for such succeeding period as the Company shall determine.

     Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the general account of the Company are not registered under the Securities Act of 1933 or the Investment Company Act of 1940. Accordingly, neither the general account of the Company nor the Guaranteed Interest Account are generally subject to the provisions of these Acts; however, disclosures regarding the Guaranteed Interest Account and the general account of the Company may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. The staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the Guaranteed Interest Account and the general account of the Company.

                PAYMENT AND ALLOCATION OF NET PURCHASE PAYMENTS

ISSUANCE OF THE CONTRACT

     Individuals wishing to purchase a Contract must complete an application and personally deliver it to a licensed agent of the Company who is also a registered representative of MONY Securities Corp. ("MSC"), a wholly-owned subsidiary of the Company, which is the principal underwriter for the Contracts, or a registered broker-dealer which has been authorized by MSC to sell the Contract. Except where certain automatic payment plans (i.e., government allotment, payroll deduction, or automatic checking account withdrawal plans) are used, the minimum initial Purchase Payment for the Contract is currently $2,000 for Non-Qualified Plans, $2,000 for individual retirement accounts and annuities purchased by individuals under Section 408 of the Code (other than Simplified Employee Pensions), and $600 for H.R. 10 plans (self-employed individuals' retirement plans under Sections 401 or 403(c) of the Code), Simplified Employee Pensions under Section 408 of the Code, and annuity purchase plans sponsored by certain tax-exempt organizations, governmental entities, or public school systems under Section 403(b) of the Code ("Tax Sheltered Annuities") and deferred compensation plans under Section 457 of the Code. These minimum initial Payments must be paid with the application for the Contract. Additional Payments may be made at any time in the minimum amount of $100. For certain automatic payment plans, however, the minimum additional payment is $50.

     Effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403 (b) of the Code.

     Different rules apply for government allotment, payroll deduction and automatic checking account withdrawal plans. For payroll deduction and automatic checking account withdrawal plans, Purchase Payments must be made at an annualized rate of $600 (i.e., $600 per year, $300 semiannually, $150 for each quarter year, or $50 per month). For government allotment plans, the minimum Purchase Payment is $50 per month.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments.

     In addition, the prior approval of the Company is required before it will accept a Purchase Payment where, with that Payment, cumulative Purchase Payments made under any one or more Contracts held by the Contractholder, less the amount of any prior partial surrenders and their Surrender Charges, exceed $1,500,000. The prior approval of the Company is also required before it will accept that part of a payment (or transfer) which would cause amounts credited to the Guaranteed Interest Account to exceed $250,000 on the date of payment (or transfer).

     The Company reserves the right to reject an application for any reason permitted by law.

     Net Purchase Payments received before the Contract Date will be held in the Company's General Account and will be credited with interest at not less than
3.5 percent per annum if the Contract is issued by the Company and accepted by the Contractholder. No interest will be paid if the Contract is not issued or if it is declined by the Contractholder. If the application is approved and the Contract is subsequently issued and accepted by the Contractholder, then on the Contract Date, amounts allocable to the Contract held in the Company's General Account will be transferred to the Money Market Subaccount of the Variable Account. These amounts will be held in that Subaccount pending expiration of the Free Look Period. (See "Free Look Privilege" below.) For purposes of crediting interest on amounts held in the General Account, Purchase Payments will be treated as received on the day of actual receipt at the Company's Operations Center. If an application is not complete when received by the Company at its Operations Center, and if it is not made complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the initial Purchase Payment will be returned in full (and the application will be declined), unless the prospective purchaser consents to the Company's retaining the Purchase Payment until the application is made complete.

FREE LOOK PRIVILEGE

     Within the period of 10 days (or longer in certain states) following the day the Contract is delivered to the Contractholder (the "Free Look Period"), the Contractholder may return the Contract to the Company or to the agent through whom it was purchased. When the Contract is received by the Company, it will be voided as if it had never been in force. Except for Contracts issued in the Commonwealth of Pennsylvania, the amount to be refunded is equal to the greater of: (i) all Purchase Payments; and (ii) the Cash Value of the Contract (as of the date the returned Contract is received at the Home Office or a local office of the Company, or by the agent who sold the Contract, or, if returned by mail, upon being postmarked, properly addressed, and postage prepaid) plus any deductions from Purchase Payments for taxes, any mortality and expense risk charges deducted in determining the Unit value of the Variable Account, and asset charges deducted in determining the share value of the Funds. For Contracts entered into in the Commonwealth of Pennsylvania, the amount to be refunded is described in clause (ii) of the immediately preceding sentence.

ALLOCATION OF NET PURCHASE PAYMENTS AND CASH VALUE

     Allocation of Net Purchase Payments. The Contractholder may allocate on the application Net Purchase Payments to the Subaccount(s) of the Variable Account or to the Guaranteed Interest Account. Any Net Purchase Payments received before the end of the Free Look Period (and any interest thereon) will initially be allocated to the Money Market Subaccount of the Variable Account on the later of (i) the Contract Date and (ii) the date the Payment is received at the Company's Operations Center. Net Purchase Payments will continue to be allocated to that Subaccount until the Free Look Period expires and, if the allocation on the application is incomplete or incorrect, a complete and correct allocation notification is received by the Company. (See "Free Look Privilege" above.) After the Free Look Period has expired and, if applicable, the correct and complete allocation notification has been received, the Contract's Cash Value held in the Money Market Subaccount will automatically be transferred to the Subaccount(s) of the Variable Account or to the Guaranteed Interest Account in accordance with the Contractholder's percentage allocation.

     After the Free Look Period, Net Purchase Payments under a nonautomatic payment plan will be allocated in accordance with the Contractholder's most recent instructions on record with the Company, unless the Contractholder at the time a Purchase Payment is made specifies the amount (not less than $10.00 per Subaccount) or the percentage (not less than 10 percent of the Payment) of the Net Purchase Payment to be allocated among the Subaccount(s). If the specific allocation is incorrect or incomplete, then that Net Purchase Payment will be made in accordance with the most recent correct payment allocation on record. For automatic payment plans, Net Purchase Payments will be allocated in accordance with the Contractholder's most recent instructions on record.

     The Contractholder may change the allocation formula specified in the initial allocation notification, or as changed in any subsequent notification, for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone, subject to the rules of the Company and its right to terminate telephone allocations. Any such change, whether made in writing or by telephone, will be effective not later than 7 days after notification is received. The Company has adopted rules relating to changes of allocations by telephone, which, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed, the Company shall not be liable for, and the Contractholder will therefore bear the entire risk of, any loss as a result of the Company's following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone allocation instructions will be accepted.

     The minimum percentage of each Net Purchase Payment that may be allocated to any Subaccount of the Variable Account or to the Guaranteed Interest Account is 10 percent; all percentages must be expressed in whole numbers and must total 100 percent. The minimum amount of each Net Purchase Payment that may be allocated to any Subaccount of the Variable Account or to the Guaranteed Interest Account is $10.00.

     Upon receipt of a Purchase Payment, the Net Purchase Payments allocated to Subaccounts of the Variable Account will be credited to the designated Subaccount(s) in the form of Units. The number of Units to be credited to a Subaccount is determined by dividing the dollar amount allocated to the particular Subaccount by the Unit value for the particular Subaccount for the Valuation Date on which the Purchase Payment is received.

     The Unit Value for each Subaccount was established at $10 for the first Valuation Date. The Unit value for a Subaccount for any subsequent Valuation Date is determined by subtracting (b) from (a) and dividing the result by (c), where

          (a) is the per share net asset value on the Valuation Date of the Fund Portfolio in which the Subaccount invests times the number of such shares held in the Subaccount before the purchase or redemption of any shares on that Date;

          (b) is the mortality and expense risk charge accrued as of that Valuation Date (the daily mortality and expense risk charge is a percentage of the Subaccount's net asset value on the previous Valuation Date. If the previous day was not a Valuation Date, then the daily mortality and expense risk charge is the applicable percentage times the number of days since the last Valuation Date times the Subaccount's net asset value on the last Valuation Date); and

          (c) is the total number of Units held in the Subaccount on the Valuation Date before the purchase or redemption of any Units on that Date.

     The Unit Value for these Subaccounts may increase, decrease, or remain constant from Valuation Date to Valuation Date, depending upon the investment performance of the Portfolio of the Fund in which the Subaccount is invested and any expenses and charges deducted from the Variable Account. The Contractholder bears the entire investment risk. Contractholders should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to that account on the date of receipt at the Operations Center, if that date is a Valuation Date, and, if not, on the next Valuation Date. Interest will be credited daily. In the event that allocation of a Net Purchase Payment would cause the amounts credited to the Guaranteed Interest Account to exceed the $250,000 limit imposed by the Company, that part of a Net Purchase Payment allocated to the Guaranteed Interest Account which equals the difference between $250,000 and the amount credited to the Guaranteed Interest Account on the date the allocation is to be made will be accepted (and credited to the Guaranteed Interest Account) but the remainder of such allocation will be returned to the Contractholder.

     Cash Value. The Contract's Cash Value will reflect the investment performance of the selected Subaccount(s) of the Variable Account, amounts credited to the Guaranteed Interest Account, any Net Purchase Payments, any partial surrenders, and all charges imposed in connection with the Contract. There is no guaranteed minimum Cash Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account, and because a Contract's Cash Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     Determination of Cash Value. The Cash Value of the Contract is determined on each Valuation Date. The Cash Value will be calculated first on the Contract Date and thereafter on each Valuation Date. On the Contract Date, the Contract's Cash Value will be the Net Purchase Payments received plus any interest credited on those Payments. During the period when Net Purchase Payments are held in the General Account, interest will be credited to the Contract. (See "Issuance of the Contract" at page 13.) After allocation of the amounts in the General Account to the Variable Account or to the Guaranteed Interest Account, on each Valuation Date, the Contract's Cash Value will be:

          (1) The aggregate of the Cash Values attributable to the Contract in each of the Subaccounts on the Valuation Date, determined for each Subaccount by multiplying the Subaccount's Unit value on that date by the number of Subaccount Units allocated to the Contract; plus

          (2) any amount credited to the Guaranteed Interest Account (which shall be the aggregate of all Net Purchase Payments, plus interest credited, if any, plus or minus amounts transferred, if any, less partial surrenders, if any, less any charges and deductions imposed in accordance with the Contract terms detailed in the Prospectus), plus

          (3) any Net Purchase Payment received on that Valuation Date; less

          (4) any partial surrender amount and its Surrender Charge made on that Valuation Date; less

          (5) any Annual Contract Charge deductible on that Valuation Date.

     In computing the Contract's Cash Value, the number of Subaccount Units allocated to the Contract is determined after any transfers among Subaccounts (and deduction of transfer charges) or between one or more of the Subaccounts and the Guaranteed Interest Account, but before any other Contract transactions, such as receipt of Net Purchase Payments and partial surrenders, on the Valuation Date. If the Contract's Cash Value is to be calculated for a day that is not a Valuation Date, the next following Valuation Date will be used.

     Transfers. After the Free Look Period has expired, the value attributable to the Contract may be transferred among the Subaccounts of the Variable Account. There is no minimum amount that need be transferred. The Company will effectuate transfers and determine all values in connection with transfers among the Subaccounts on the date on which the transfer request is received at the Operations Center, if that date is a Valuation Date and, if not, on the next Valuation Date. Different provisions apply to transfers involving the Guaranteed Interest Account. (See "Allocation of Net Purchase Payments and Cash Value --
Transfers Involving the Guaranteed Interest Account" at page   .) Transfers may
be made by sending a written request to the Operations Center or by telephone, subject to the rules of the Company and its right to terminate telephone transfers. If a written transfer request is incomplete or incorrect, no transfer will be made and the request will be returned to the Contractholder. Telephone transfer instructions will only be accepted if complete and correct. The Company has adopted guidelines relating to telephone transfers which, among other things, outlines procedures to be followed which are designed, and which the Company believes are reasonable, to prevent unauthorized transfers. If these procedures are followed, the Company shall not be liable for, and the Contractholder will therefore bear the entire risk of any loss as a result of the Company's, following telephone instructions in the event that such instructions prove to be fraudulent. A copy of the guidelines and the Company's form for electing telephone transfer privileges is available from licensed agents of the Company who are also registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Syracuse Operations Center before telephone transfers will be accepted.

     A transfer charge will not be imposed on the first 4 transfers made during any Contract Year. (See "Charges Against Cash Value -- Transfer Charge" at page
  .) For any additional transfers during a Contract Year, a transfer charge is not currently imposed, but the Company has reserved the right to impose a charge for each transfer in excess of 4, which will not exceed $25 per transfer. If imposed, the transfer charge will be deducted from the Subaccount(s) or the Guaranteed Interest Account from which the amounts are transferred. This charge is in addition to the amount transferred. If, however, there is insufficient Cash Value in a Subaccount or in the Guaranteed Interest Account to provide for its proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash
Value -- Annual Contract Charge" at page   .) All transfers included in a single
request are treated as one transfer transaction. A transfer resulting from the first reallocation of Cash Value at the expiration of the Free Look Period will not be subject to a transfer charge, nor will it be counted against the

4 transfers allowed in each Contract Year without charge. Under present law, transfers are not taxable transactions.

     Transfers Involving the Guaranteed Interest Account. Transfers to or from the Guaranteed Interest Account are subject to the following limitations. The prior approval of the Company is required before it will accept that part of a transfer which would cause amounts credited to the Guaranteed Interest Account to exceed $250,000. The portion of any transfer which cannot be made because of such limitation will be allocated back to the Subaccounts designated in that transfer as the Subaccounts from which amounts were to be transferred in the proportion that the amount requested by the Contractholder to be transferred from each Subaccount bears to the total amount transferred. Transfers of amounts credited to the Guaranteed Interest Account to one or more Subaccounts may be made once during each Contract Year, and the amount which may be transferred is limited to the greater of (i) 25% of the amounts credited to the Guaranteed Interest Account of the Contractholder on the date the transfer would take effect or (ii) $5,000. Transfer requests involving the Guaranteed Interest Account will be effective only on an anniversary of the Contract Date or on a Valuation Date not more than 30 days thereafter. Requests received not more than 10 days before the anniversary of the Contract Date will be executed on the anniversary of the Contract Date. Requests received within 30 days after the anniversary of the Contract date will be executed on the Valuation Date which coincides with or next follows the date the request is received. Requests received more than thirty days before or after the anniversary of the Contract Date will be returned to the Contractholder.

TERMINATION OF THE CONTRACT

     The Contract will remain in force until the earlier of (1) the date the Contract is surrendered in full, (2) the Annuity Commencement Date, (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Cash Value remains in the Contract, and (4) the date the Death Benefit is payable under the Contract.

                                   SURRENDERS

     At any time on or before the Annuity Commencement Date and during the lifetime of the Annuitant, the Contractholder may elect to make a surrender of all or part of the Contract's value. Any such election shall specify the amount of the surrender and will be effective on the date a proper request is received by the Company at its Operations Center.

     The amount of the surrender may be equal to the Contract's Surrender Value, which is its Cash Value less (1) any applicable Surrender Charge and (2) (for a full surrender) any Annual Contract Charge. The Surrender may also be for a lesser amount (a "partial surrender") of at least $100. If a partial surrender is requested, and that surrender would leave a Cash Value of less than $1,000, then that partial surrender will be treated and processed as a full surrender, and the entire Surrender Value will be paid to the Contractholder. For a partial surrender, any Surrender Charge will be in addition to the amount requested by the Contractholder.

     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account, in accordance with the directions of the Contractholder, with an aggregate value equal to the dollar amount of the surrender plus, if applicable, the Annual Contract Charge and any Surrender Charge. For a partial surrender, the Company will cancel Units of the particular Subaccounts and withdraw amounts from the Guaranteed Interest Account in accordance with the allocation specified by the Contractholder in written notice to the Company at its Operations Center at the time the request for the partial surrender is received; provided, however, that allocations by a Contractholder against the Guaranteed Interest Account will be limited (the "GIA Allocation Limitation") to that amount which bears the same proportion to the total amount being surrendered as the amount credited to the Guaranteed Interest Account of the Contractholder bears to the total of (i) all amounts credited to the Guaranteed Interest Account of the Contractholder and (ii) the aggregate value of Units held in all Subaccounts of the Contractholder, unless there is no Cash Value in any Subaccount at the time the transfer request is received. Allocations may be by either amount or percentage. Allocations by amount require that at least $25 be allocated against the

Guaranteed Interest Account or any Subaccount designated by the Contractholder. If there is insufficient Cash Value in the Contractholder's Guaranteed Interest Account or a Subaccount to provide for the requested allocation against it, or if the GIA Allocation Limitation is exceeded, or the request is incorrect, the request will not be accepted. If an allocation is not requested, then the entire amount of the partial surrender will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Contract's Cash Value held in the Guaranteed Interest Account and each Subaccount bears to the Contract's Cash Value.

     Any Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the amount of a partial surrender allocated against the Guaranteed Interest Account and each Subaccount bears to the total amount of the partial surrender. In the event that an allocation of the partial surrender is not made, or there is insufficient cash value in the Guaranteed Interest Account or any Subaccount to provide for its proportionate share of the Surrender Charge, then the entire Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Cash Value held in the Guaranteed Interest Account and each Subaccount (after allocation of the partial surrender amount) bears to the Contract's Cash Value.

     Any cash surrender amount will be paid within seven (7) days from the date the election becomes effective, except as the Company may be permitted to postpone such payment in accordance with the Investment Company Act of 1940. Postponement is currently permissible only (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, (2) for any period during which an emergency exists as a result of which (a) disposal of securities held by the Funds is not reasonably practicable, or (b) it is not reasonably practicable to determine the value of the net assets of the Funds, or
(3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of Contractholders. Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may, to the extent amounts are paid from the Guaranteed Interest Account, be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. The Contractholder may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions" at page .)

     Since the Contracts offered by this Prospectus may be issued in connection with retirement plans that meet the requirements of certain sections of the Internal Revenue Code, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax consequences of a cash surrender should be carefully considered
(see "FEDERAL TAX STATUS" at page   ).

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     In the event of the death of the Annuitant (and the Contingent Annuitant,
if one has been named) (see "Contingent Annuitant" at page   ) prior to the
Annuity Commencement Date, the Company will pay a Death Benefit to the Beneficiary. The amount of the Death Benefit will be the greater of (a) the Cash Value on the date of the Annuitant's death, and (b) the Purchase Payments paid, less any partial surrenders and their Surrender Charges. If the death of the Annuitant occurs on or after the Annuity Commencement Date, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ELECTION AND EFFECTIVE DATE OF ELECTION

     During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contractholder may elect to have the Death Benefit of the Contract applied under one or more Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. (See "Settlement Options"
at page   .) If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect (a) to receive the Death Benefit in the form of a cash payment; or (b) to have the Death Benefit applied under one of the Settlement Options. (See "Settlement
Options" at page   .) If an election by the payee is not received by the Company within thirty (30) days following the date proceeds become payable, the payee will be deemed to have elected a cash payment. Either election described above may be made by filing with the Company a written election in such form as the Company may require. Any proper election of a method of settlement of the Death Benefit by the Contractholder will become effective on the date it is signed, but any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operations Center.

     Reference should be made to the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date the election becomes effective or is deemed to become effective and due proof of death is received, except as the Company may be permitted to postpone such payment in accordance with the Investment Company Act of 1940. If the Death Benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company. Interest at a rate determined by the Company will be paid on any Death Benefit paid in one sum, from the date of the Annuitant's (or Contingent Annuitant's, if applicable) death to the date of payment. The interest rate will not be less than 2 3/4 percent annually.

                             CHARGES AND DEDUCTIONS

     Charges may be assessed under the Contracts as follows:

DEDUCTIONS FROM PAYMENTS

     A deduction may be made from each Purchase Payment for premium or similar taxes prior to allocation of any Net Purchase Payment among the Subaccounts of the Variable Account. Currently, the Company does not make such a deduction, but may do so in the future. The Company will provide the Contractholder with written notice of its intention to make deductions for premium or other taxes. Any such deduction will apply only to Purchase Payments made after notice has been sent by the Company. The amount of the deduction will vary from locality to locality, but will generally range from 0 percent to 3.5 percent of Purchase Payments. Residents of the Commonwealth of Pennsylvania should be aware that a tax on Purchase Payments has been adopted; however, the Company currently is assuming responsibility for payment of this tax. In the event that the Company will begin to make deductions for such tax from future Purchase Payments, it will give notice to each affected Contractholder.

CHARGES AGAINST CASH VALUE

     Surrender Charge. The Contract imposes a contingent deferred sales charge, called a "Surrender Charge," on full and partial surrenders and on the Annuity Commencement Date. The Surrender Charge, which will never exceed 7 percent of total Purchase Payments, is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference using funds from its General Account, which may contain funds deducted from the Variable Account to cover mortality and expense risks borne by the Company. (See
"Mortality and Expense Risk Charge" at page   .)

     If all or a portion of the Contract's Surrender Value (see "Surrenders" at
page   ) is surrendered or if the Surrender Value is received at maturity on the
Annuity Commencement Date, a Surrender Charge will be calculated at the time of surrender and will be deducted from the Cash Value. A Surrender Charge will not be imposed against Cash Value surrendered in a Contract Year up to an amount equal to Net Purchase Payments made by the Contractholder prior to the Contract Year of the surrender and the preceding 7 Contract Years. In addition, the Surrender Charge, which otherwise would have been deducted, will not be deducted to the extent necessary to permit the Contractholder to obtain an amount equal to the Guaranteed Free Surrender Amount (the "Guaranteed Free Surrender
Amount"). (See "Guaranteed Free Surrender Amount" at page   .) No Surrender
Charge will be imposed if the surrender is a full surrender and the following conditions are met: (i) the Annuitant is age 72 or older on the date of the full surrender; (ii) the Contract has been in force for at least 10 Contract Years; and (iii) one or more Purchase Payments were remitted during each of at least 7 of the 10 Contract Years immediately preceding the date of surrender. In addition, no Surrender Charge will be imposed if the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page
  ). In no event will the aggregate Surrender Charge exceed 7 percent of the total Purchase Payments made in the Year of the surrender and during the 7 preceding Contract Years. The Contract Date and Contract Years shall remain unchanged as a result of the Merger.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Contract Value, if sufficient; otherwise, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each Subaccount of the Variable Account in the same proportion that the amount of the partial surrender allocated against the Guaranteed Interest Account and each Subaccount bears to the total amount of the partial surrender. But, if there is insufficient cash value in the Guaranteed Interest Account or any Subaccount to provide for its proportionate share of the charge, then the entire charge will be allocated against the Guaranteed Interest Account and each Subaccount in the same proportion that the Cash Value held in the Guaranteed Interest Account and each Subaccount bears to the cash value in the Guaranteed Interest Account and all Subaccounts.

     No Surrender Charge will be deducted from Death Benefits. (See "Death
Benefit" at page   .)

     For purposes of determining the Surrender Charge, surrenders will be attributed to payments on a first-in, first-out basis. Contractholders should note that this is different from the allocation method that is used for
determining tax obligations. (See "FEDERAL TAX STATUS" at page   .)

     Amount of Surrender Charge. The amount of the Surrender Charge is determined as follows:

     Step 1. Allocate Purchase Payments on a first-in, first-out basis to the amount surrendered (any Purchase Payments previously allocated to calculate a surrender charge are unavailable for allocation to calculate any future surrender charges); and

     Step 2. Multiply each such allocated Purchase Payment by the appropriate surrender charge percentage determined on the basis of the table below:

                       SURRENDER CHARGE PERCENTAGE TABLE

      # OF CONTRACT           SURRENDER
   ANNIVERSARIES SINCE          CHARGE
PURCHASE PAYMENT RECEIVED     PERCENTAGE
-------------------------     ----------
       0                           7%
       1                           7
       2                           6
       3                           6
       4                           5
       5                           4
       6                           3
       7                           2
       8 (or more)                 0

     Step 3. Add the products of each multiplication in Step 2 above.


     Guaranteed Free Surrender Amount. The Surrender Charge may be reduced by using the Guaranteed Free Surrender Amount provided for in the Contract. For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, the Guaranteed Free Surrender Amount provides that an amount up to 10% of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract Year) may be surrendered without application of a surrender charge. For Qualified Contracts issued on or after May 1, 1994 (other than Contracts issued for IRA and SEP-IRA) in certain states which have granted approval, the Guaranteed Free Surrender Amount provides that the greater of $10,000 (but not more than the Contract's Cash Value) or 10% of the Contract's Cash Value (on the date the first partial surrender request is received during a Contract Year) may be surrendered without application of surrender charge, provided no prior partial surrender was made during that Contract year. (See a registered representative of MSC who is also a licensed agent of the Company for which states have granted approval.) For holders of Qualified Contracts issued before May 1, 1994 and for holders of Contracts in those states where approval has not been granted, the Guaranteed Free Surrender Amount provides that an amount up to 10% of the Contract's Cash Value (on the date the partial surrender request is received) may be surrendered without the application of a surrender charge, provided no prior partial surrender was made during that Contract Year. The Company reserves the right to limit the number of partial surrenders available under the Guaranteed Free Surrender Amount to 12 per Contract Year. Since Purchase Payments are allocated on a first-in, first-out basis, the free surrender amount will not reduce surrender charges to the extent that any Cash Value in that amount is equal to Purchase Payments received 8 or more Contract Anniversaries ago.


     For illustrations of how the Surrender Charge is calculated, see Appendix A on page A-1 of this Prospectus.

     Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and the Variable Account. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

     The Company intends to administer the Contract itself.

     An Annual Contract Charge will be deducted from the Contract's Cash Value to help cover administrative expenses. Currently, the amount of the charge is $30, but it may be increased to as much as $50 on 30 days' written notice to the Contractholder. The charge will be deducted on (a) each Contract Anniversary prior to the Annuity Commencement Date, (b) the Annuity Commencement Date, and
(c) the date of full surrender (if that date is not a Contract Anniversary). The amount of the charge will be allocated against the Guaranteed Interest Account and each Subaccount of the Variable Account in the same proportion that the

Cash Value in the Guaranteed Interest Account and each Subaccount bears to the Cash Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

     Transfer Charge. The Company has reserved the right to impose a transfer charge, which will not exceed $25, for each transfer instructed by the Contractholder among the Subaccounts or to or from the Guaranteed Interest Account and one or more of the Subaccounts in excess of 4 transfers in a Contract Year, to compensate the Company for the costs of effectuating the transfer. Currently, the Company does not do so. The Company does not expect to make a profit from the transfer charge. This charge will be deducted from the Contract's Cash Value held in the Subaccount(s) from which the transfer is made, or from the Guaranteed Interest Account if a transfer is made therefrom, and will be allocated against these Subaccount(s) or the Guaranteed Interest Account in the same proportion as the amounts transferred. If there is insufficient value in a Subaccount or the Guaranteed Interest Account to provide for that Subaccount's or the Guaranteed Interest Account's proportionate share of the charge, then the entire charge will be allocated in the same manner as the Annual Contract Charge. (See "Charges Against Cash Value -- Annual Contract
Charge" at page   .)

MORTALITY AND EXPENSE RISK CHARGE

     A daily charge will be deducted from the value of the net assets of the Variable Account to compensate the Company for mortality and expense risks assumed in connection with the Contract. This daily charge from the Variable Account will be at the rate of 0.003425 percent (equivalent to an annual rate of 1.25 percent) of the average daily net assets of the Variable Account. Of the
1.25 percent charge, .80 percent is for assuming mortality risks, and .45 percent is for assuming expense risks. The daily charge will be deducted from the net asset value of the Variable Account, and therefore the Subaccounts, on each Valuation Date. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Valuation Date, the deduction on the Valuation Date will be 0.003425 percent multiplied by the number of days since the last Valuation Date.

     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected, and that an aggregate amount of annuity benefits greater than that projected will accordingly be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2 percent interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. Should, however, the amount of the charge exceed the amount needed, the excess will be retained by the Company in its general account. Should the amount of the charge be inadequate, the Company will pay the difference out of its General Account.

TAXES

     Currently, no charge will be made against the Variable Account for federal income taxes. The Company may, however, make such a charge in the future if income or gains within the Variable Account will incur any federal income tax liability. Charges for other taxes, if any, attributable to the Variable Account
may also be made. (See "FEDERAL TAX STATUS" at page   .)

INVESTMENT ADVISORY FEE

     Because the Variable Account purchases shares of the Funds, the net assets of the Variable Account will reflect the investment advisory fee and other expenses incurred by the Funds. MONY America, as investment adviser to the MONY Series Fund, will receive monthly compensation with respect to the Intermediate Term Bond, Long Term Bond, Government Securities, and Money Market Portfolios that it advises at an annual rate of 0.40 percent of the first $400 million of the aggregate average daily net assets of all MONY Series Fund Portfolios, 0.35 percent of the next $400 million of the aggregate average daily net assets of all MONY Series Fund Portfolios, and 0.30 percent of the aggregate average daily net assets of all MONY Series Fund Portfolios in excess of $800 million. Each daily charge for the fee is divided among those Portfolios in proportion to their net assets on that date. Enterprise Capital, as investment adviser to the Accumulation Trust, will receive from the Accumulation Trust monthly compensation with respect to the Equity, Small Cap, Managed, and High Yield Bond Portfolios that it advises at an annual rate of 0.60 percent of the aggregate average daily net assets of those portfolios. OpCap Advisors, a subsidiary of Oppenheimer Capital, as sub-investment adviser to the Equity, Small Cap, and Managed Portfolios of the Accumulation Trust will receive from Enterprise Capital and not the Accumulation Trust 0.40 percent of the aggregate average daily net assets of the Equity, Small Cap, and Managed Portfolios. Caywood-Scholl Capital Corporation, as sub-investment adviser to the High Yield Bond Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .30 percent of the aggregate average daily net assets (.252 percent for assets in excess of $100 million) of the High Yield Bond Portfolio. Enterprise Capital, as investment adviser to the Accumulation Trust will receive with respect to the International Growth Portfolio monthly compensation at an annual rate of .85 percent of the aggregate average daily net assets of the International Growth Portfolio, and Brinson Partners, as sub-investment adviser to the International Growth Portfolio, will receive from Enterprise Capital and not the Accumulation Trust, .4495 percent (53% of the fee received by Enterprise Capital; the fee paid to Brinson Partners declines as assets exceed $100 million) of the aggregate average daily net assets of the International Growth Portfolio. The investment advisers will reimburse the Funds for the amount, if any, by which the aggregate ordinary operating expenses of any of these Portfolios incurred by the Funds in any calendar year exceed the most restrictive expense limitations then in effect under any state securities law or regulation. Currently, the most restrictive expense limitation in effect limits expenses of each Fund Portfolio to an amount equal to 2.5 percent of the first $30 million of average daily net assets of the Portfolio, 2.0 percent of the next $70 million, and 1.5 percent of the average daily net assets of the Portfolio in excess of $100 million.


                               ANNUITY PROVISIONS

ANNUITY COMMENCEMENT DATE

     Annuity payments under a Contract will begin on the Annuity Commencement Date that is selected by the Contractholder at the time the Contract is applied for. The Annuity Commencement Date chosen may be no earlier than the Contract Anniversary nearest the Annuitant's 10th birthday, and no later than the Contract Anniversary nearest the Annuitant's 85th birthday. The minimum number of years from the Contract Date to the Annuity Commencement Date is 10. The Annuity Commencement Date may be advanced to a date not earlier than the 10th Contract Anniversary or deferred from time to time by the Contractholder by written notice to the Company, provided that (1) notice of such deferral or advance is received by the Company prior to the then current Annuity Commencement Date, and (2) the new Annuity Commencement Date is a date which is not later than the Contract Anniversary nearest the Annuitant's 85th birthday. A particular retirement plan may contain other restrictions.

     On the Annuity Commencement Date, the Contract's Surrender Value will be applied to provide an annuity or any other option previously chosen by the Contractholder and permitted by the Company. A supplementary contract will be issued, and that contract will set forth the terms of the settlement. No payments may be requested under the Contract's surrender provisions after the Annuity Commencement Date, and no surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on the Annuity Commencement Date.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Contractholder may elect one or more of the Settlement Options described below, or such other settlement option (including a lump-sum payment) as may be agreed to by the Company. The Contractholder may also change any election, but written notice of an election or change of election must be received by the Company at its Operations Center prior to the Annuity Commencement Date. If no election is in effect on the Annuity Commencement Date, Settlement Option 3, for a Life Annuity with 10 years certain, based on the Annuitant's life, will be deemed to have been elected.

     Settlement Options may also be elected by the Contractholder or the Beneficiary as provided in the Death Benefit and Surrender sections of this
Prospectus. (See "DEATH BENEFIT" at page   and "SURRENDERS" at page   .)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2 3/4 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described above.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table a (discrete functions, without projections for future mortality), with 3 1/2 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will deem the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Contractholders may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     Annuity payments will be paid as monthly installments unless the payee requests quarterly, semiannual, or annual installments at the time the option is chosen. However, if the net amount available to apply under any Settlement Option under any circumstances is less than $1,000, the Company shall have the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of age of the Annuitant before making any life annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the amount settled would have provided at the correct age. Once life income payments have begun, any underpayments will be made up in one sum with the next annuity payment; overpayments will be deducted from the future annuity payments until the total is repaid.

     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, due proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company may require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans and those plans where an employer believes that the Norris decision applies.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related plan for which a Contract may be purchased.

                                OTHER PROVISIONS

OWNERSHIP

     The Contractholder has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and the Contingent Annuitant if one has been named), the Contractholder shall be the person so designated in the application, unless changed, or unless a Successor Contractholder becomes the Contractholder. On and after the death of the Annuitant (and the Contingent Annuitant, if applicable), the Beneficiary shall be the Contractholder.

     The Contractholder may name a Successor Contractholder or a new Contractholder at any time. If the Contractholder dies, the Successor Contractholder, if living, becomes the Contractholder. Any request for change must be: (1) made in writing; and (2) received at the Company. The change will become effective as of the date the written request is signed. A new choice of Contractholder or Successor Contractholder will not apply to any payment made or action taken by the Company prior to the time a request for change is received. Contractholders should consult a competent tax advisor prior to changing Contractholders.

PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

     If the Contractholder of a Non-Qualified Plan dies before the Annuity Commencement Date and while the Annuitant is living, and if that Contractholder's spouse is not the Successor Contractholder as of the date of that Contractholder's death (as evidenced by proof satisfactory to the Company), then the Contract will be surrendered as of the date of that death. If the Successor Contractholder is the Beneficiary, the surrender proceeds may, at the option of the Successor Contractholder, be paid over the life of the Successor Contractholder. Such payments must begin no later than one year after such date of death. If the Successor Contractholder is a surviving spouse, then the surviving spouse will be treated as the new Contractholder of the Contract. Under such circumstances, it shall not be necessary to surrender the Contract. If the spouse is not the Successor Contractholder and there is no designated beneficiary, the proceeds must be distributed within 5 years after the date of death. However, under the terms of the Contract, if the spouse is not the Successor Contractholder, the Contract will be surrendered as of the date of death and the proceeds will be paid to the Beneficiary. This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     Further, if the Contractholder dies on or after the Annuity Commencement Date, then any remaining portion of the proceeds will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contractholder's death.

PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

     The entire interest of a Qualified Plan Participant under the contract will be distributed to the Contractholder or his/her Designated Beneficiary either by or beginning not later than April 1 of the calendar year following the calendar year in which such Participant attains age 70 1/2. The period over which such distribution will be made is the life of such Participant or the lives of such Participant and Designated Beneficiary.

     Where distributions have begun in accordance with the previous paragraph and the Participant dies before Contractholder's entire interest has been distributed to him/her, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the Participant's death. If the Participant dies before the commencement of such distributions and there is no Designated Beneficiary, the Contract will be surrendered as of the date of death. The surrender proceeds must be distributed within 5 years after the date of death. But if there is a Designated Beneficiary, the surrender proceeds may, at the option of the Designated Beneficiary, be paid over the life of the Designated Beneficiary. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, the date on which the distributions will begin shall not be earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forego distribution and treat the IRA as his/her own Plan.

     Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, and 408 of the Code.

     It is the Contractholder's responsibility to assure that distribution rules imposed by the Code will be met.

CONTINGENT ANNUITANT

     Except where the Contract is issued in connection with a Qualified Plan, a Contingent Annuitant may be designated by the Contractholder. Such designation may be made once before annuitization, either (1) in the application for the Contract, or (2) after the Contract is issued, by written notice to the Company at its Operations Center. The Contingent Annuitant may be deleted by written notice to the Company at its Operations Center. A designation or deletion of a Contingent Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to any payment made by the Company or action taken by the Company before receipt of the notice at the Company's Operations Center. The Contingent Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary nearest the Contingent Annuitant's 85th birthday.

     On the death of the Annuitant, the Contingent Annuitant will become the Annuitant, under the following conditions:

          (1) the death of the Annuitant must have occurred before the Annuity Commencement Date;

          (2) the Contingent Annuitant is living on the date of the Annuitant's death;

          (3) if the Annuitant was the Contractholder on the date of death, the Successor Contractholder must have been the Annuitant's spouse; and

          (4) if the Annuity Commencement Date is later than the Contract Anniversary nearest the Contingent Annuitant's 85th birthday, the Annuity Commencement Date will be automatically advanced to that Contract Anniversary.

     Effect of Contingent Annuitant's Becoming the Annuitant. If the Contingent Annuitant becomes the Annuitant at the death of the Annuitant, in accordance with the conditions specified above, the Death Benefit proceeds of the Contract will be paid to the Beneficiary only on the death of the Contingent Annuitant. If the Contingent Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be changed automatically to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Contingent Annuitant's executors or administrators, unless the Contractholder directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Contingent Annuitant as if the Contingent Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Home Office. The Company is not responsible for the validity or effect of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued pursuant to certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

     Because an assignment may be a taxable event, a Contractholder should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in force, the Beneficiary or Successor Beneficiary may be changed by written request to the Company at its Operations Center in a form acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operations Center.

SUBSTITUTION OF SECURITIES

     If the shares of any Portfolio of the Funds should no longer be available for investment by the Variable Account or, if in the judgment of the Company's Board of Trustees, further investment in shares of one or more of the Portfolios of the Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Purchase Payments under the Contract. A substitution of securities in any Subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Contractholder, the Contract may be modified by the Company, but only if such modification (1) is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which the Company is subject or (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts or (3) is necessary to reflect a change in the operation of the Variable Account or the Subaccounts or the Guaranteed Interest Account or (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF VARIABLE ACCOUNTS

     At the Company's election and subject to any necessary vote by persons having the right to give instructions with respect to the voting of shares of the Funds held by the Subaccounts, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under the Investment Company Act of 1940 in the event registration is no longer required. Deregistration of the Variable Account requires an order by the Securities and Exchange Commission. In the event of any change in the operation of the Variable Account pursuant to this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the Subaccounts of the Variable Account will be invested in shares of the corresponding Portfolios of the Funds. The Company is the legal holder of those shares and as such has the right to vote to elect the Board of Directors of MONY Series Fund and the Board of Trustees of the Accumulation Trust, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund, and to vote upon any other matter that may be voted upon at a shareholder's meeting. To the extent required by law, the Company will vote the shares of each of the Funds held in the Variable Account (whether or not attributable to Contractholders) at shareholder meetings of each of the Funds in accordance with the instructions received from Contractholders. The number of votes will be determined as of the record date selected by the Board of Directors or Board of Trustees of the respective Fund. The Company will furnish Contractholders with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Portfolios of either or both of the Funds, or to approve or disapprove an investment adviser or principal underwriter for either or both of the Funds. In addition, the Company itself may disregard voting instructions that would require changes in the investment objectives or policies of any Portfolio or in an investment adviser or principal underwriter for either or both of the Funds, if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Contractholders of that action and its reasons for the action in the next semiannual report to Contractholders.

     Each Contractholder will have the equivalent of one vote per $100 of value attributable to the Contract held in each Subaccount of the Variable Account, with fractional votes for amounts less than $100. For voting purposes, this value attributable to the Contract is equal to the Cash Value. These votes, represented as votes per $100 of value in each Subaccount of the Variable Account, are converted into a proportionate number of votes in shares of the corresponding Portfolio of each of the Funds. Shares of each of the Funds held in each Subaccount for which no timely instructions from Contractholders are received will be voted by the Company in the same proportion as those shares in that Subaccount for which instructions are received. Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of shares of the corresponding Portfolio of one of the Funds in a Subaccount for which instructions may be given by a Contractholder is determined by dividing the portion of the value attributable to the Contract held in that Subaccount by the net asset value of one share in the corresponding Portfolio of the respective Fund. In other words, if the value attributable to the Contract held in the Subaccount were $540 and the net asset value of the respective Fund's shares of the Portfolio held in that Subaccount were $20 per share on the record date, then the Contractholder could issue instructions on
5.4 votes (representing votes per $100 of value attributable to the Contract held in the Subaccount), which would be converted into instructions on 27 shares of the respective Fund.

     Matters on which Contractholders may give voting instructions include the following: (1) approval of any change in the Investment Advisory Agreement and Services Agreement for the Portfolio(s) of the Fund corresponding to the Contractholder's selected Subaccount(s); (2) any change in the fundamental investment policies of the Portfolio(s) corresponding to the Contractholder's selected Subaccount(s); and (3) any other matter requiring a vote of the shareholders of either of the Funds. With respect to approval of the Investment Advisory Agreement or any change in a Portfolio's fundamental investment policies, Contractholders participating in that Portfolio will vote separately on the matter pursuant to the requirements of Rule 18f-2 under the 1940 Act.

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corp. ("MSC"), a New York corporation which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contracts, pursuant to an underwriting agreement with the Company. MSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contracts are sold by individuals who are registered representatives of MSC and who are also licensed as life insurance agents for the Company. The Contracts may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0 percent of Purchase Payments. Additional compensation may be paid for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional literature.

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contracts described in this Prospectus are designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403, 408(b), and 457 of the Code. The ultimate effect of federal income taxes on the value of the Contract's Cash Value, on annuity payments, and on the economic benefit to the Contractholder, the Annuitant, and the Beneficiary may depend upon the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned.

     The following discussion of the treatment of the Contracts and of the Company under the federal income tax laws is general in nature, is based upon the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person contemplating the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of the Variable Accounts, to the extent that it is applied to increase reserves under the Contracts, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contracts offered by this Prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contracts. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Contractholder is other than a natural person unless the Contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract, except to the extent of employee (in the case of Qualified Plans) or Contractholder (in the case of Non-Qualified Plans) contributions, are generally taxable to the annuitant as ordinary income. Contractholders, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contracts are purchased.

     The Company will withhold and remit to the United States Government and, where applicable, to state governments part of the taxable portion of each distribution made under a Contract unless the Contractholder or Annuitant provides his or her taxpayer identification number to the Company and notifies the Company that he or she chooses not to have amounts withheld.

     Under the Technical and Miscellaneous Revenue Act of 1988 ("TAMRA"), for purposes of determining the amount includible in gross income with respect to distributions not received as an annuity, including deemed distributions resulting from gratuitous transfers, all annuity contracts issued by the same company to the same Contractholder during any 12 month period, other than those issued to qualified retirement plans, will be treated as one annuity contract. The IRS is given power to prescribe rules to prevent avoidance of this rule through special purchases of contracts or otherwise. None of these rules is expected to affect tax-benefitted plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

ANNUITY CONTRACTS GOVERNED BY SECTION 403(b) OF THE CODE

     An annuity contract will not be treated as a Qualified Contract under
Section 403(b) of the Code unless distributions which are attributable to a contribution made pursuant to a salary reduction agreement may be paid only: (1) when the Contractholder attains age 59 1/2; (2) when the Contractholder separates from the service of his employer; (3) when the Contractholder dies;
(4) when the Contractholder becomes perma-nently disabled within the meaning of Section 72(m) of the Code; or (5) in the case of hardship. These restrictions generally apply to contributions made after December 31, 1988 and to any increase in Cash Value of the Contract after December 31, 1988. Therefore effective January 1, 1989 and thereafter, any contributions made, or increase in Cash Value, on or after January 1, 1989 will be restricted from withdrawal except upon attainment of age 59 1/2, separation from service, death, disability or hardship (hardship withdrawals are to be limited to the amount of the Contractholder's Purchase Payments). However, any Purchase Payments that reflect employer contributions and the earnings thereon will not be restricted unless specifically provided for by the applicable employer's plan.

RETIREMENT PLANS

     The Contracts described in this Prospectus are designed for use with the following types of retirement plans:

          (1) Pension and Profit-Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Sections 219 and 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Tax-Sheltered Annuity Plans established by certain educational and tax-exempt organizations under Section 403(b) of the Code (effective January 1, 1989, the Contracts offered by this Prospectus have been withdrawn from sale in all states in connection with Qualified Plans which intend to qualify for federal income tax advantages available under Section 403(b) of the Code);

          (4) Deferred compensation plans provided by certain governmental entities under Section 457 of the Code; and

          (5) Non-Qualified Plans.

     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of Contracts with the various types of retirement plans. Participants in such plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contracts. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                                PERFORMANCE DATA

     From time to time the performance of one or more of the Subaccounts may be advertised. The performance data contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each Subaccount reflects the results of the corresponding Portfolio of the Fund and recurring charges and deductions borne by or imposed on the Portfolio and the Subaccount. Set forth below for each Subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this Subaccount will reflect the "yield" and "effective yield". The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The

"effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these Subaccounts will reflect the "yield" and "total return". The "yield" of each of these Subaccounts refers to the income generated by an investment in that Subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the Subaccount. The value of each Subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these Subaccounts refers to the return a Contractholder would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and the Variable Account, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given.

     Returns for periods exceeding one year reflect the average annual total return for such period. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchase of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

     In addition, reference in advertisements may be made to various indices, including without limitation, the Standard & Poor's Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service in order to provide the reader a basis for comparison.

                             ADDITIONAL INFORMATION

     This prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Contractholders and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which the Variable Account or the principal underwriter is a party. The Company is engaged in various kinds of routine litigation which, in the opinion of the Company, are not of material importance in relation to the total capital and surplus of the Company.

                              FINANCIAL STATEMENTS

     The financial statements for the Company, included in the Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. The financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Variable Account. The financial statements of the Company and the Variable Account are included in the Statement of Additional Information.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION


                                  MAY 1, 1996


                                         ITEM                                           PAGE
--------------------------------------------------------------------------------------  ----
The Mutual Life Insurance Company of New York.........................................    1
Legal Opinion.........................................................................    1
Independent Accountants...............................................................    1
Federal Tax Status....................................................................    2
Performance Data......................................................................    5
Financial Statements..................................................................  F-1

     If you would like to receive a copy of the MONY Variable Account A Statement of Additional Information, please return this request to:

    The Mutual Life Insurance Company of New York
     Mail Drop 76-18
     500 Frank W. Burr Boulevard
     Teaneck, New Jersey 07666-6888

  Your name
            -----------------------------------------------------------------
  Address
          -------------------------------------------------------------------
  City                                                State      Zip
       ----------------------------------------------       ----     --------

     Please send me a copy of the MONY Variable Account A Statement of Additional Information.

Policy C3-88


FORM NO. 13456SL (5/96)                                                #33-37722

                                   APPENDIX A
                        CALCULATION OF SURRENDER CHARGE

ILLUSTRATION 1

     Suppose an initial Purchase Payment of $15,000 is the only payment made, and no taxes are deducted from this payment. At the beginning of the third Contract Year, the Cash Value of the Contract has grown to $18,000 and the Contractholder requests a partial surrender of $2,000.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

ANNIVERSARIES SINCE                             AMOUNT        AMOUNT AVAILABLE
 PURCHASE PAYMENT        CONTRACT YEAR        ALLOCATED       FOR ALLOCATION TO
  RECEIVED BY US        PAYMENT RECEIVED     TO SURRENDER     FUTURE SURRENDER
-------------------     ----------------     ------------     -----------------
         0                      3               $    0             $     0
         1                      2                    0                   0
         2                      1                2,000              13,000

     IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the
             Cash Value ($1,800). Reduce the resulting amount allocated to surrender ($2,000) by the Guaranteed Free Surrender Amount ($1,800), and apply the Surrender Charge Percentages as follows:

NUMBER OF CONTRACT                                                            AMOUNT OF
ANNIVERSARIES SINCE                             AMOUNT        SURRENDER       SURRENDER
 PURCHASE PAYMENT        CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
  RECEIVED BY US        PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
-------------------     ----------------     ------------     ----------     -----------
         0                      3                $  0              7%            $ 0
         1                      2                   0              7               0
         2                      1                 200              6              12

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total
             Surrender Charge of $12.

     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $2,012.

     IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($1,800) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no Surrender Charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assuming that in the middle of the tenth Contract Year, a full surrender is requested. The Cash Value at the time of full surrender is $28,000. Since this is a full surrender, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value balance of $27,970. For this calculation, there is $13,000 of Purchase Payments made in the first Contract Year.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

      NUMBER OF
CONTRACT ANNIVERSARIES
    SINCE PURCHASE                                 AMOUNT
       PAYMENT              CONTRACT YEAR        ALLOCATED
    RECEIVED BY US         PAYMENT RECEIVED     TO SURRENDER
----------------------     ----------------     ------------
           0                    10                $      0
           1                    9                        0
           2                    8                        0
           3                    7                        0
           4                    6                        0
           5                    5                        0
           6                    4                        0
           7                    3                        0
           8 (or more)       1 and 2                13,000

     IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($2,800) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($2,800), and apply the Surrender Charge Percentages as follows:

   NUMBER OF CONTRACT                                                               AMOUNT OF
   ANNIVERSARIES SINCE                                AMOUNT        SURRENDER       SURRENDER
    PURCHASE PAYMENT           CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
     RECEIVED BY US           PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
-------------------------     ----------------     ------------     ----------     -----------
            0                      10                $      0            7%            $ 0
            1                      9                        0            7               0
            2                      8                        0            6               0
            3                      7                        0            6               0
            4                      6                        0            5               0
            5                      5                        0            4               0
            6                      4                        0            3               0
            7                      3                        0            2               0
            8 or more
                                1 and 2                10,200            0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total Surrender Charge of $0.

     IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($2,800) of the Qualified Contract or up to $10,000. Reduce the resulting amount allocated to surrender ($13,000) by the Guaranteed Free Surrender Amount ($10,000), and apply the Surrender Charge Percentages as follows:

NUMBER OF CONTRACT
  ANNIVERSARIES                                                              AMOUNT OF
      SINCE                                    AMOUNT        SURRENDER       SURRENDER
 PURCHASE PAYMENT       CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
  RECEIVED BY US       PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
------------------     ----------------     ------------     ----------     -----------
         0                  10                 $    0             7%            $ 0
         1                  9                       0             7               0
         2                  8                       0             6               0
         3                  7                       0             6               0
         4                  6                       0             5               0
         5                  5                       0             4               0
         6                  4                       0             3               0
         7                  3                       0             2               0
         8 or more       1 and 2                3,000             0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total
             Surrender Charge of $0.

     Since there are no Purchase Payments such that 7 or less policy anniversaries had passed since they were received, no part of the surrender proceeds are subject to a Surrender Charge. Hence, no Surrender Charge is assessed on this full surrender.

ILLUSTRATION 2

     Suppose Purchase Payments of $2,000 are made at the beginning of every Contract Year. No taxes are deducted from these Payments. In the middle of the third Contract Year, a partial surrender of $500 is requested. Suppose the Cash Value has grown to $7,000 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

NUMBER OF CONTRACT
  ANNIVERSARIES
      SINCE                                    AMOUNT        AMOUNT AVAILABLE
 PURCHASE PAYMENT       CONTRACT YEAR        ALLOCATED       FOR ALLOCATION TO
  RECEIVED BY US       PAYMENT RECEIVED     TO SURRENDER     FUTURE SURRENDERS
------------------     ----------------     ------------     -----------------
         0                 3                    $  0              $ 2,000
         1                 2                       0                2,000
         2                 1                     500                1,500

     IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to 10% of the Cash Value ($700) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($500) by the Guaranteed Free Surrender Amount ($700), and apply the Surrender Charge Percentages as follows:

NUMBER OF CONTRACT
  ANNIVERSARIES                                                              AMOUNT OF
      SINCE                                    AMOUNT        SURRENDER       SURRENDER
 PURCHASE PAYMENT       CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
  RECEIVED BY US       PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
------------------     ----------------     ------------     ----------     -----------
         0                 3                     $0               7%            $ 0
         1                 2                      0               7               0
         2                 1                      0               6               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total
             Surrender Charge of $0.

     The partial surrender will be allocated to $500 of payments made in the first Contract Year. But since 10 percent of the Cash Value ($700) of the Non-Qualified Contract could be surrendered under the

Guaranteed Free Surrender Amount Provision, the partial surrender of $500 could be withdrawn without a surrender charge.

     IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($700) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 and less than 10% there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assume that Purchase Payments of $2,000 have continually been made at the beginning of each Contract Year, and that in the middle of the tenth Contract Year, a partial surrender of $7,500 is requested. The Cash Value is $32,600 at the time of the partial surrender request.

     The Surrender Charge is determined as follows:

     Step 1: Purchase Payments are allocated to the surrender amount, as follows:

                                                                         AMOUNT
   NUMBER OF CONTRACT                                                   AVAILABLE
   ANNIVERSARIES SINCE                                AMOUNT        FOR ALLOCATION TO
    PURCHASE PAYMENT           CONTRACT YEAR        ALLOCATED            FUTURE
     RECEIVED BY US           PAYMENT RECEIVED     TO SURRENDER        SURRENDERS
-------------------------     ----------------     ------------     -----------------
          0                        10                 $    0             $ 2,000
          1                        9                       0               2,000
          2                        8                       0               2,000
          3                        7                       0               2,000
          4                        6                       0               2,000
          5                        5                       0               2,000
          6                        4                   2,000                   0
          7                        3                   2,000                   0
          8 or more             1 and 2                3,500                   0

     IF THE CONTRACT IS A NON-QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as 10% of the
             Cash Value ($3,260) of the Non-Qualified Contract. Reduce the resulting amount allocated to surrender ($3,500) in Contract Years 1 and 2 by the Guaranteed Free Surrender Amount ($3,260), and apply the Surrender Charge Percentages as follows:

   NUMBER OF CONTRACT                                                               AMOUNT OF
   ANNIVERSARIES SINCE                                AMOUNT        SURRENDER       SURRENDER
    PURCHASE PAYMENT           CONTRACT YEAR        ALLOCATED         CHARGE         CHARGE
     RECEIVED BY US           PAYMENT RECEIVED     TO SURRENDER     PERCENTAGE     (AMT X PCT)
-------------------------     ----------------     ------------     ----------     -----------
          6                        4                  $2,000             3%            $60
          7                        3                   2,000             2              40
          8 or more             1 and 2                  240             0               0

     Step 3: Summing the resulting Amounts of Surrender Charge produces a total
             Surrender Charge of $100.

     The Surrender Charge, plus the amount of the surrender is then deducted from the remaining Cash Value of the Non-Qualified Contract, for a total withdrawal of $7,600.

     IF THE CONTRACT IS A QUALIFIED CONTRACT --

     Step 2: The Guaranteed Free Surrender Amount is calculated as up to the greater of 10% of the Cash Value ($3,260) of the Qualified Contract or up to $10,000. Since the partial surrender requested is less than $10,000 (although it is greater than 10 percent), there is no surrender charge.

     Since there is no Surrender Charge, the entire amount requested is available under the Guaranteed Free Surrender Amount provision of the Qualified Contract.

     Assuming that in the middle of the twelfth Contract Year, a full surrender with the full proceeds being settled under Settlement Option 3, Single Life Income for 10 years certain and during the balance of the annuitant's lifetime, payments of $2,000 have continuously been made at the beginning of each contract year. The Cash Value at the time of the full surrender is $26,000. Since this example assumes a full surrender is being made, the Annual Contract Charge (currently $30) is deducted from the Cash Value, leaving a remaining Cash Value of $25,970.

     Since the full proceeds are being applied to Settlement Option 3, the Surrender Charge is $0. The entire remaining Cash Value of $25,970 is applied to the settlement option.

                                 THE MONYMASTER

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 1996


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                            MONY VARIABLE ACCOUNT A

                                      AND

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK


     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 1996 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by The Mutual Life Insurance Company of New York ("Company"). The prospectus is available, at no charge, by writing the Company at 500 Frank W. Burr Boulevard, Teaneck, New Jersey, 07666-6888, Mail Drop 76-18 or by calling 1-800-487-6669.


                               TABLE OF CONTENTS

                                         ITEM                                           PAGE
--------------------------------------------------------------------------------------  ----
The Mutual Life Insurance Company of New York.........................................    1
Legal Opinion.........................................................................    1
Independent Accountants...............................................................    1
Federal Tax Status....................................................................    2
Performance Data......................................................................    5
Financial Statements..................................................................  F-1


FORM NO. 13456 SL (5/96)                                                33-37722

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK


     The Mutual Life Insurance Company of New York ("Company") is a mutual life insurance company organized under the laws of the state of New York in 1842. The principal offices of the Company are at 1740 Broadway, New York, New York 10019. The Company had consolidated assets at the end of 1995 of approximately $18.9 billion.. The Company is licensed to sell insurance and annuities in all states of the United States, the District of Columbia, Puerto Rico, the Virgin Islands and all Provinces of Canada.



     At May 1, 1996, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was Company A-(Excellent) based upon an analysis of financial condition and operating performance through the end of 1994. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts.


MORE ABOUT THE COMPANY

     The Company is one of America's oldest and most respected financial institutions. It is geared to meet the needs of today's consumers and business owners with an array of insurance products.

     For over 150 years, this firm has had the distinction of being not only one of the oldest insurance companies in America -- but also the first American mutual life insurance company to issue life insurance to the general public. Other important innovations include the fact that MONY was the first insurance company to:

     - offer a variable annuity with a choice of equity or fixed investments

     - insure a woman

     - insure a member of the armed forces

     The Company's mission is to provide excellence and quality in products and services through its network of highly trained insurance professionals that include:

     - Whole Life Insurance

     - Universal Life insurance

     - Qualified Retirement Plans

     Through the Company's subsidiary, MONY Securities Corp., a wide variety of investment products are also available which include:

     - Mutual Funds and Investment Services

                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of New York law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Willard G. Eldred, Esq., then Vice President and Deputy General Counsel, of the Company.

                            INDEPENDENT ACCOUNTANTS

     The financial statements included herein have been audited by Coopers & Lybrand, L.L.P., independent accountants, and are included herein in reliance on the reports of said firm given on the authority of that firm as experts in accounting and auditing. Coopers & Lybrand's office is located at 1301 Avenue of the Americas, New York, New York 10019.

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Contractholder, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Contractholders, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     A Contractholder who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employer contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Contractholder's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments, less prior nontaxable distributions, and the balance is treated as a nontaxable return of principal to the Contractholder. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and nontaxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     A Contractholder who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. A Contractholder who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Contractholders, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Contractholder (or, where the Contractholder is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/her beneficiary, or a period certain of not less than 10 years; or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Funds are designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which a Contractholder's control of the investments of a segregated asset account may cause the Contractholder, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or

Revenue Rulings or even whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Contractholders are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contractholders, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

TAX-SHELTERED ANNUITIES

     Section 403(b) of the Code permits public school employees and employees of certain types of charitable organizations specified in Section 501(c)(3) of the Code and certain educational organizations to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such Purchase Payments may be subject to Social Security (FICA) taxes. These annuity contracts are commonly referred to as "Tax-Sheltered Annuities." Effective January 1, 1989, the Contracts have been withdrawn from sale to Qualified Plans which intend to qualify for federal income tax advantages under Section 403(b).

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT


     For the seven-day period ended December 31, 1995, the yield was 5.14% and the effective yield was 5.27%.


     The yield was calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the MONY Series Fund, Inc. ("MONY Series Fund"), the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the MONY Series Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made prior to the Contract Year of surrender and the preceding 7 Contract Years.

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:


     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods, is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.


                            MONY VARIABLE ACCOUNT A
                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)


                                FOR THE             FOR THE             FOR THE              FOR THE PERIOD
                             1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED       SINCE INCEPTION THROUGH
       SUBACCOUNT          DECEMBER 31, 1995   DECEMBER 31, 1995   DECEMBER 31, 1995        DECEMBER 31, 1995
-------------------------  -----------------   -----------------   -----------------     -----------------------
Equity...................        30.08%              16.76%                N/A                    13.77%
Small Cap................         3.95%              16.96%                N/A                    12.14%
Managed..................        37.44%              20.55%                N/A                    17.43%
International Growth.....         6.92%                N/A                 N/A                     5.13%
High Yield Bond..........         8.84%                N/A                 N/A                     8.12%
Intermediate Term Bond...         6.60%               5.95%               6.19%                    7.37%
Long Term Bond...........        21.72%               9.77%               8.84%                   10.24%
Government Securities....         3.23%                N/A                 N/A                     4.97%


---------------

Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Intermediate Term Bond and the Long Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.


     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Contractholder surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Advisory
Fees described in the Prospectus (see "Investment Advisory Fee" at page   ) and
the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender and a deduction for the Annual Contract Charge imposed on each Contract Anniversary and upon full surrender and allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.


                            MONY VARIABLE ACCOUNT A
                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)


                                FOR THE             FOR THE             FOR THE              FOR THE PERIOD
                             1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED       SINCE INCEPTION THROUGH
       SUBACCOUNT          DECEMBER 31, 1995   DECEMBER 31, 1995   DECEMBER 31, 1995        DECEMBER 31, 1995
-------------------------  -----------------   -----------------   -----------------     -----------------------
Equity...................        36.12%              17.18%                N/A                     13.90%
Small Cap................        10.18%              17.37%                N/A                     12.30%
Managed..................        43.44%              20.90%                N/A                     17.58%
International Growth.....        13.13%                N/A                 N/A                     10.73%
High Yield Bond..........        15.04%                N/A                 N/A                     13.73%
Intermediate Term Bond...        12.81%               6.63%               6.19%                     7.37%
Long Term Bond...........        27.83%              10.34%               8.84%                    10.24%
Government Securities....         9.46%                N/A                 N/A                      5.75%


---------------

Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Long Term Bond and Intermediate Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.


     The table above reflects the same assumptions and results as the table
appearing on page   , except that no contingent deferred sales (surrender)
charge has been deducted. The data reflected in the table above reflects the total return a Contractholder would have received during that period if he did not surrender his Contract.

     In addition to the total returns shown above, total returns may also be shown for the average purchase payment made by a purchaser of the Contract. For 1995, this amount was $25,000. The following tables show total returns calculated on the same basis as the two tables above, except that the purchase payment is $25,000.


                            MONY VARIABLE ACCOUNT A


                                  TOTAL RETURN


                     (ASSUMING $25,000 PAYMENT AT BEGINNING


                   OF PERIOD AND SURRENDER AT END OF PERIOD)



                                FOR THE             FOR THE             FOR THE              FOR THE PERIOD
                             1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED       SINCE INCEPTION THROUGH
       SUBACCOUNT          DECEMBER 31, 1995   DECEMBER 31, 1995   DECEMBER 31, 1995        DECEMBER 31, 1995
-------------------------  -----------------   -----------------   -----------------     -----------------------
Equity...................        30.75%              17.27%                N/A                    14.28%
Small Cap................         4.63%              17.78%                N/A                    12.70%
Managed..................        38.94%              21.96%                N/A                    18.57%
International Growth.....         7.00%                N/A                 N/A                     5.31%
High Yield Bond..........         8.97%                N/A                 N/A                     8.40%
Intermediate Term Bond...         7.16%               6.63%               6.69%                    7.76%
Long Term Bond...........        22.29%              10.51%               9.30%                   10.64%
Government Securities....         3.28%                N/A                 N/A                     5.03%


---------------


Although MONY Variable Account A commenced operations in February 1991, the total returns shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Long Term Bond and Intermediate Term Bond Portfolios, May 1991 for the Government Securities Portfolio, and November 1994 for the International Growth and for the High Yield Bond Portfolios. Total return is not indicative of future performance.

                            MONY VARIABLE ACCOUNT A
                                  TOTAL RETURN
                     (ASSUMING $25,000 PAYMENT AT BEGINNING
                   OF PERIOD AND CONTRACT CONTINUES IN FORCE)


                                FOR THE             FOR THE             FOR THE              FOR THE PERIOD
                             1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED       SINCE INCEPTION THROUGH
       SUBACCOUNT          DECEMBER 31, 1995   DECEMBER 31, 1995   DECEMBER 31, 1995        DECEMBER 31, 1995
-------------------------  -----------------   -----------------   -----------------     -----------------------
Equity...................        36.79%              17.67%                N/A                    14.36%
Small Cap................        10.86%              18.10%                N/A                    12.80%
Managed..................        44.97%              22.23%                N/A                    18.63%
International Growth.....        13.19%                N/A                 N/A                    10.82%
High Yield Bond..........        15.15%                N/A                 N/A                    13.87%
Intermediate Term Bond...        13.37%               7.16%               6.69%                    7.76%
Long Term Bond...........        28.40%              10.96%               9.30%                   10.64%
Government Securities....         9.50%                N/A                 N/A                     5.79%


---------------


Although MONY Variable Account A commenced operations in February 1991, the total shown above reflect those operations as well as the historical results for MONY Legacy Variable Account A. MONY Legacy Variable Account A commenced operations on December 30, 1987 and the assets, reserves, and other liabilities thereof became the assets, reserves, and other liabilities of the MONY Variable Account A on February 28, 1991, the effective date of the merger of MONY Legacy Life Insurance Company into the Company. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of the corresponding portfolio of the respective Fund, which is August 1988 for the Equity and Managed Portfolios, September 1988 for the Small Cap Portfolio, March 1985 for the Intermediate Term Bond and the Long Term Bond Portfolios, May 1991 for the Government Securities Portfolio and November 1994 for the International Growth and for the High Yield Bond Portfolio. Total return is not indicative of future performance.


30-DAY YIELD:


     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown for the 30-day periods indicated in the following table.


                            MONY VARIABLE ACCOUNT A
                            YIELD FOR 30-DAY PERIOD


                                                                           YIELD FOR 30 DAYS ENDED
                               SUBACCOUNT                                     DECEMBER 31, 1995
-------------------------------------------------------------------------  -----------------------
Intermediate Term Bond...................................................            4.45%
Long Term Bond...........................................................            4.84%
Government Securities....................................................            5.20%
High Yield Bond..........................................................            6.73%


---------------

The 30-day yield is not indicative of future results.

     The yield shown in the table above is computed by subtracting from the net investment income of the corresponding Portfolio of the respective Fund charges and expenses imposed by the Variable Account and dividing the result by the value of the Subaccount. For the Intermediate Term Bond and Long Term Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest on each obligation. Discount or premium amortization is recomputed at the beginning of each 30-day period and with respect to discount and premium on mortgage or other asset-backed obligations subject to monthly payment of principal and interest, discount and premium is amortized on the remaining security, based on the cost of the security, to the weighted average maturity date, if available, or to the remaining term of the security, if the weighted average maturity date is not available. Gain or loss attributable to actual monthly paydowns is reflected as an increase or decrease in interest income during that period.

     The yield shown reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the contingent deferred sales (surrender) charge. The surrender charge will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

     Net investment income of the corresponding Portfolio less all charges and expenses imposed by the Variable Account is divided by the product of the average daily number of Units outstanding and the value of one Unit on the last day of the period. The sum of the quotient and 1 is raised to the 6th power, 1 is subtracted from the result, and then multiplied by 2.

YEAR TO DATE TOTAL RETURN:


     The tables below show total returns for the year to date (January 1, 1996 to February 9, 1996) which have not been annualized and which assume, respectively, a $1,000 and a $25,000 payment made at the beginning of the period and reflecting the same assumptions and results as the table appearing on page
  , except, in the case of the column headed "Contract In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:


                            MONY VARIABLE ACCOUNT A
                           YEAR TO DATE TOTAL RETURN

                        (JANUARY 1 TO FEBRUARY 9, 1996)

                (ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD)


                                                                       SURRENDER AT    CONTRACT
                             SUBACCOUNT                                END OF PERIOD   IN FORCE
---------------------------------------------------------------------  -------------   ---------
Equity...............................................................        0.83%         7.78%
Small Cap............................................................       -5.64%         1.49%
Managed..............................................................       -0.78%         7.24%
International Growth.................................................       -4.46%         2.09%
High Yield Bond......................................................       -4.10%         2.39%
Intermediate Term Bond...............................................       -6.37%         0.53%
Long Term Bond.......................................................       -8.05%        -1.07%
Government Securities................................................       -6.02%         0.45%


                            MONY VARIABLE ACCOUNT A
                           YEAR TO DATE TOTAL RETURN

                         (JANUARY 1 TO FEBRUARY 9, 1996

               (ASSUMING $25,000 PAYMENT AT BEGINNING OF PERIOD)


                                                                       SURRENDER AT    CONTRACT
                             SUBACCOUNT                                END OF PERIOD   IN FORCE
---------------------------------------------------------------------  -------------   ---------
Equity...............................................................        1.51%         7.78%
Small Cap............................................................       -4.84%         1.49%
Managed..............................................................        0.92%         7.24%
International Growth.................................................       -4.21%         2.09%
High Yield Bond......................................................       -3.90%         2.39%
Intermediate Term Bond...............................................       -5.80%         0.53%
Long Term Bond.......................................................       -7.40%        -1.07%
Government Securities................................................       -5.85%         0.45%

OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in nonstandardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                              FINANCIAL STATEMENTS

     The financial statements of the Company should be distinguished from the financial statements of the Variable Account. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the assets held in the Variable Account. The financial statements of the Company and the Variable Account are included in the Statement of Additional Information.

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
                         INDEX TO FINANCIAL STATEMENTS


                                                                                        PAGE
                                                                                        ----
With respect to MONY Variable Account A
  Report of Independent Accountants...................................................  F-2
  Statements of assets and liabilities as of December 31, 1995........................  F-3
  Statements of operations for the year ended December 31, 1995.......................  F-6
  Statements of changes in net assets for the years ended December 31, 1995 and
     1994.............................................................................  F-9
  Notes to financial statements.......................................................  F-13
With respect to The Mutual Life Insurance Company of New York:
  Comment on financial statements of MONY.............................................  F-18
  Report of Independent Accountants...................................................  F-19
  Balance sheets as of December 31, 1995 and 1994.....................................  F-20
  Statements of operations for the years ended December 31, 1995 and 1994.............  F-21
  Statements of surplus for the years ended December 31, 1995 and 1994................  F-22
  Statements of cash flows for the years ended December 31, 1995 and 1994.............  F-23
  Notes to financial statements.......................................................  F-24

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of


Mutual Life Insurance Company of New York and the


Contractholders of MONY Variable Account A:



     We have audited the accompanying statements of assets and liabilities of MONY Variable Account A (comprising, respectively, the MONY Series Fund, Inc.'s Equity Growth, Equity Income, Intermediate Term Bond, Long Term Bond, Diversified, Money Market and Government Securities Subaccounts; the Enterprise Accumulation Trust's Equity, Small Cap, Managed (formerly, three of the subaccounts constituting the Quest for Value Accumulation Trust), International Growth and High Yield Bond Subaccounts; and the Quest for Value Accumulation Trust's Money Market, Bond, Equity, Small Cap, and Managed Subaccounts as of December 31, 1995, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended for all of the subaccounts except MONY Series Fund, Inc.'s Government Securities Subaccount for which the period is for the year ended December 31, 1995 and for the period from December 16, 1994 (commencement of operations) to December 31, 1994; the Enterprise Accumulation Trust's International Growth and High Yield Bond Subaccounts for which the period is for the year ended December 31, 1995 and for the period from November 22, 1994 (commencement of operations) to December 31, 1994; and the Quest for Value Accumulation Trust's Subaccounts for which the period is for the year ended December 31, 1995 and for the period from September 17, 1994 (commencement of operations) to December 31, 1994. These financial statements are the responsibility of MONY's management. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting MONY Variable Account A as of December 31, 1995, and the results of their operations and the changes in their net assets for each of the periods referred to above, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.



New York, New York


February 19, 1996

                                      MONY



                               VARIABLE ACCOUNT A



                      STATEMENTS OF ASSETS AND LIABILITIES



                               DECEMBER 31, 1995



                                                                     MONY SERIES FUND, INC.
                                   -------------------------------------------------------------------------------------------
                                     EQUITY       EQUITY     INTERMEDIATE   LONG TERM                    MONEY      GOVERNMENT
                                     GROWTH       INCOME      TERM BOND       BOND       DIVERSIFIED    MARKET      SECURITIES
                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                   ----------   ----------   -----------   -----------   ----------   -----------   ----------
             ASSETS
Investments at cost (Note 5).....   $149,239     $190,930    $6,638,222    $ 9,666,493    $217,223    $17,196,047    $923,948
                                    ========     ========    ==========    ===========    ========    ===========    ========
Investments in MONY Series Fund,
  Inc., at net asset value (Note
  2).............................   $210,036     $249,805    $6,621,329    $10,317,775    $254,933    $17,196,047    $914,216
Amount due from MONY.............          0            0             0            303           0        101,067           0
Amount due from MONY Series Fund,
  Inc. ..........................          0            0             0             23           0              7           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
         Total assets............    210,036      249,805     6,621,329     10,318,101     254,933     17,297,121     914,216
                                    --------     --------    ----------    -----------    --------    -----------    --------
           LIABILITIES
Amount due to MONY...............          0            0             0             23           0              7           0
Amount due to MONY Series
  Fund, Inc. ....................          0            0             0            303           0        101,067           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
         Total liabilities.......          0            0             0            326           0        101,074           0
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net assets.......................   $210,036     $249,805     6,621,329     10,317,775     254,933     17,196,047     914,216
                                    ========     ========    ==========    ===========    ========    ===========    ========
Net assets consist of:
  Contractholders' net
    payments.....................   $ 67,208     $ 42,076    $5,219,301    $ 6,989,824    $ 69,918    $15,735,193    $885,394
  Undistributed net investment
    income.......................     32,493      100,358     1,346,640      2,300,661     100,496      1,460,854      24,958
  Accumulated net realized gains
    on investments...............     49,538       48,496        72,281        376,008      46,809              0      13,596
  Unrealized appreciation
    (depreciation) of
    investments..................     60,797       58,875       (16,893 )      651,282      37,710              0      (9,732)
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net assets.......................   $210,036     $249,805    $6,621,329    $10,317,775    $254,933    $17,196,047    $914,216
                                    ========     ========    ==========    ===========    ========    ===========    ========
Number of units outstanding*.....      8,091       10,336       398,283        495,169      12,152      1,227,811      83,571
                                    --------     --------    ----------    -----------    --------    -----------    --------
Net asset value per unit
  outstanding....................   $  25.96     $  24.17    $    16.62    $     20.84    $  20.98    $     14.01    $  10.94
                                    ========     ========    ==========    ===========    ========    ===========    ========


---------------

* Units outstanding have been rounded for presentation purposes.


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)



                               DECEMBER 31, 1995



                                                              ENTERPRISE ACCUMULATION TRUST
                                            ------------------------------------------------------------------
                                                                                       INTERNATIONAL HIGH YIELD
                                              EQUITY       SMALL CAP      MANAGED        GROWTH        BOND
                                            SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT
                                            -----------   -----------   ------------   ----------   ----------
ASSETS
Investments at cost (Note 5)..............  $17,549,548   $18,570,563   $119,918,497   $1,795,214   $1,055,403
                                            ===========   ===========   ============   ==========   ==========
Investments in Enterprise Accumulation
  Trust at net asset value (Note 2).......  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
Amount due from MONY......................        4,423         5,071         61,201          824       19,300
Amount due from Enterprise Accumulation
  Trust...................................           25            46          2,828            4            0
                                            -----------   -----------   ------------   ----------   ----------
          Total assets....................   21,424,098    19,428,087    149,597,037    1,875,049    1,087,165
                                            -----------   -----------   ------------   ----------   ----------
LIABILITIES
Amount due to MONY........................           25            46          2,828            4            0
Amount due to Enterprise Accumulation
  Trust...................................        4,423         5,071         61,201          824       19,300
                                            -----------   -----------   ------------   ----------   ----------
          Total liabilities...............        4,448         5,117         64,029          828       19,300
                                            -----------   -----------   ------------   ----------   ----------
Net assets................................  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
                                            ===========   ===========   ============   ==========   ==========
Net assets consist of:
  Contractholders' net payments...........  $14,336,028   $15,842,399   $ 93,565,212   $1,697,196   $1,002,329
  Undistributed net investment income.....    1,339,019     1,836,130     12,761,788       80,878       43,560
  Accumulated net realized gains on
     investments..........................    1,874,501       892,034     13,591,497       17,140        9,514
  Unrealized appreciation of
     investments..........................    3,870,102       852,407     29,614,511       79,007       12,462
                                            -----------   -----------   ------------   ----------   ----------
Net assets................................  $21,419,650   $19,422,970   $149,533,008   $1,874,221   $1,067,865
                                            ===========   ===========   ============   ==========   ==========
Number of units outstanding*..............      798,552       807,452      4,253,824      167,074       92,358
                                            -----------   -----------   ------------   ----------   ----------
Net asset value per unit outstanding......  $     26.82   $     24.05   $      35.15   $    11.22   $    11.56
                                            ===========   ===========   ============   ==========   ==========


---------------

* Units outstanding have been rounded for presentation purposes.


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)



                               DECEMBER 31, 1995



                                                        QUEST FOR VALUE ACCUMULATION TRUST
                                          ---------------------------------------------------------------
                                            MONEY
                                            MARKET        BOND        EQUITY     SMALL CAP      MANAGED
                                          SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                          ----------   ----------   ----------   ----------   -----------
ASSETS
Investments at cost (Note 5)............   $437,924     $783,901     $224,035     $392,188    $ 8,074,354
                                           ========     ========     ========    ===========  ===========
Investments in Quest for Value
  Accumulation Trust at net asset value
  (Note 2)..............................   $437,924     $831,844     $294,259     $450,059    $11,058,091
Dividends receivable....................        172          309            0            0              0
Amount due from Quest for Value
  Accumulation Trust....................      4,001            0            0            0              0
                                           --------     --------     --------   ----------    -----------

          Total assets..................    442,097      832,153      294,259      450,059     11,058,091
                                           --------     --------     --------    ----------   -----------
LIABILITIES
Amount due to MONY......................      4,001            0            0            0              0
                                           --------     --------     --------    ----------   -----------

Net assets..............................   $438,096     $832,153     $294,259     $450,059    $11,058,091
                                           ========     ========     ========    ===========  ===========

Net assets consist of:
  Contractholders' net payments.........   $416,813     $728,554     $222,914     $392,624    $ 8,078,128
  Undistributed/(Accumulated) net
     investment income (loss)...........     21,283       52,173       (2,951)      (4,207)       (98,904)
  Accumulated net realized gains on
     investments........................          0        3,483        4,072        3,771         95,130
  Unrealized appreciation of
     investments........................          0       47,943       70,224       57,871      2,983,737
                                           --------     --------     --------    ----------   -----------

Net assets..............................   $438,096     $832,153     $294,259     $450,059    $11,058,091
                                           ========     ========     ========    ===========  ===========
Number of units outstanding *...........     33,665       51,825       10,944       18,419        317,313
                                           --------     --------     --------    ----------   -----------

Net asset value per unit outstanding....   $  13.01     $  16.06     $  26.89     $  24.43    $     34.85
                                           ========     ========     ========    ===========  ===========


---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                            STATEMENTS OF OPERATIONS



                      FOR THE YEAR ENDED DECEMBER 31, 1995



                                                                      MONY SERIES FUND, INC.
                                    -------------------------------------------------------------------------------------------
                                      EQUITY       EQUITY     INTERMEDIATE  LONG TERM                     MONEY      GOVERNMENT
                                      GROWTH       INCOME     TERM BOND        BOND       DIVERSIFIED    MARKET      SECURITIES
                                    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
                                    ----------   ----------   ----------   ------------   ----------   -----------   ----------
Dividend income...................   $ 13,818     $ 12,854     $369,082     $  557,081     $ 13,480    $   691,256    $ 29,095
Mortality and expense risk charges
  (Note 3)........................      2,294        2,890       76,517        110,129        3,597        157,003       4,267
                                      -------      -------    ----------    ----------     --------       --------    --------
Net investment income.............     11,524        9,964      292,565        446,952        9,883        534,253      24,828
                                      -------      -------    ----------    ----------     --------       --------    --------
Realized and unrealized gains
  (losses) on investments (Note
  2):
  Proceeds from sales.............     15,648       44,280    1,472,571      1,526,848      119,941     45,587,526     296,620
  Cost of shares sold.............      9,153       34,705    1,498,048      1,529,229      100,700     45,587,526     283,024
                                      -------      -------    ----------    ----------     --------       --------    --------
Net realized gains (losses) on
  investments.....................      6,495        9,575      (25,477)        (2,381)      19,241              0      13,596
Net increase (decrease) in
  unrealized appreciation of
  investments.....................     27,822       43,846      502,043      1,758,079       34,672              0      (9,571)
                                      -------      -------    ----------    ----------     --------       --------    --------
Net realized and unrealized gains
  on investments..................     34,317       53,421      476,566      1,755,698       53,913              0       4,025
                                      -------      -------    ----------    ----------     --------       --------    --------
Net increase in net assets
  resulting from operations.......   $ 45,841     $ 63,385     $769,131     $2,202,650     $ 63,796    $   534,253    $ 28,853
                                      =======      =======    ==========    ==========     ========       ========    ========


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                      STATEMENTS OF OPERATIONS (CONTINUED)



                      FOR THE YEAR ENDED DECEMBER 31, 1995



                                                                  ENTERPRISE ACCUMULATION TRUST
                                                ------------------------------------------------------------------
                                                                                        INTERNATIONAL   HIGH YIELD
                                                  EQUITY     SMALL CAP      MANAGED        GROWTH          BOND
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                ----------   ----------   -----------   -------------   ----------
Dividend income...............................  $1,189,471   $1,110,701   $ 9,739,464     $  92,801      $ 49,428
Mortality and expense risk charges (Note 3)...     211,683      215,615     1,487,428        11,801         6,790
                                                ----------   ----------   -----------      --------       -------
Net investment income.........................     977,788      895,086     8,252,036        81,000        42,638
                                                ----------   ----------   -----------      --------       -------
Realized and unrealized gains on investments
  (Note 2):
  Proceeds from sales.........................   3,413,484    3,438,959    17,547,549       286,657       142,981
  Cost of shares sold.........................   2,710,441    3,288,884    13,329,046       269,059       133,467
                                                ----------   ----------   -----------      --------       -------
Net realized gains on investments.............     703,043      150,075     4,218,503        17,598         9,514
Net increase in unrealized appreciation of
  investments.................................   3,414,730      785,984    28,860,483        76,868        11,925
                                                ----------   ----------   -----------      --------       -------
Net realized and unrealized gains on
  investments.................................   4,117,773      936,059    33,078,986        94,466        21,439
                                                ----------   ----------   -----------      --------       -------
Net increase in net assets resulting from
  operations..................................  $5,095,561   $1,831,145   $41,331,022     $ 175,466      $ 64,077
                                                ==========   ==========   ===========      ========       =======


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                      STATEMENTS OF OPERATIONS (CONTINUED)



                      FOR THE YEAR ENDED DECEMBER 31, 1995



                                                              QUEST FOR VALUE ACCUMULATION TRUST
                                                --------------------------------------------------------------
                                                  MONEY
                                                  MARKET        BOND        EQUITY     SMALL CAP     MANAGED
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
                                                ----------   ----------   ----------   ----------   ----------
Dividend income...............................   $ 22,791     $ 50,422     $    982     $  2,460    $   50,106
Mortality and expense risk charges (Note 3)...      5,745       10,545        3,166        5,398       120,855
                                                 --------     --------      -------      -------    ----------
Net investment income (loss)..................     17,046       39,877       (2,184)      (2,938)      (70,749)
                                                 --------     --------      -------      -------    ----------
Realized and unrealized gains on investments
  (Note 2):
  Proceeds from sales.........................    500,543      151,115       24,186       67,422       620,204
  Cost of shares sold.........................    500,543      147,491       20,102       63,599       518,771
                                                 --------     --------      -------      -------    ----------
Net realized gains on investments.............          0        3,624        4,084        3,823       101,433
Net increase in unrealized appreciation of
  investments.................................          0       66,019       75,352       58,016     3,336,819
                                                 --------     --------      -------      -------    ----------
Net realized and unrealized gains on
  investments.................................          0       69,643       79,436       61,839     3,438,252
                                                 --------     --------      -------      -------    ----------
Net increase in net assets resulting from
  operations..................................   $ 17,046     $109,520     $ 77,252     $ 58,901    $3,367,503
                                                 ========     ========      =======      =======    ==========


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                      STATEMENTS OF CHANGES IN NET ASSETS



                        FOR THE YEAR ENDED DECEMBER 31,


                                                                                             MONY SERIES FUND, INC.
                                                                             -----------------------------------------

                                                                                EQUITY GROWTH         EQUITY INCOME
                                                                                 SUBACCOUNT            SUBACCOUNT
                                                                             -------------------   -------------------
                                                                               1995       1994       1995       1994
                                                                             --------   --------   --------   --------
From operations:
  Net investment income....................................................  $ 11,524   $  2,161   $  9,964   $ 11,145
  Net realized gains (losses) on investments...............................     6,495      8,883      9,575      5,284
  Net increase (decrease) in unrealized appreciation of investments........    27,822    (10,106)    43,846    (17,480)
                                                                             --------   --------   --------   --------
Net increase (decrease) in net assets resulting from operations............    45,841        938     63,385     (1,051)
                                                                             --------   --------   --------   --------
From unit transactions:
  Net proceeds from the issuance of units..................................    14,140        931          0      1,308
  Net asset value of units redeemed or used to meet contract obligations...    13,354     17,715     41,390     25,568
                                                                             --------   --------   --------   --------
Net increase (decrease) from unit transactions.............................       786    (16,784)   (41,390)   (24,260)
                                                                             --------   --------   --------   --------
Net increase (decrease) in net assets......................................    46,627    (15,846)    21,995    (25,311)
Net assets beginning of year...............................................   163,409    179,255    227,810    253,121
                                                                             --------   --------   --------   --------
Net assets end of year*....................................................  $210,036   $163,409   $249,805   $227,810
                                                                             ========   ========   ========   ========
Units outstanding beginning of year........................................     8,121      8,985     12,401     13,713
Units issued during the year...............................................       602         43          0         69
Units redeemed during the year.............................................       632        907      2,065      1,381
                                                                             --------   --------   --------   --------
Units outstanding end of year..............................................     8,091      8,121     10,336     12,401
                                                                             ========   ========   ========   ========
---------------
*Includes undistributed net investment
  income of:                                                                 $ 32,493   $ 20,969   $100,358   $ 90,394



                                                                                    INTERMEDIATE
                                                                                    TERM BOND                LONG TERM BOND
                                                                                    SUBACCOUNT                 SUBACCOUNT
                                                                             ------------------------   -------------------------
                                                                                1995          1994         1995          1994
                                                                             ----------    ----------   -----------   -----------
From operations:
  Net investment income....................................................  $  292,565    $  267,069   $   446,952   $   466,439
  Net realized gains (losses) on investments...............................     (25,477)      (36,270)       (2,381)       23,548
  Net increase (decrease) in unrealized appreciation of investments........     502,043      (390,623)    1,758,079    (1,185,741)
                                                                             ----------    -----------  ------------  ------------
Net increase (decrease) in net assets resulting from operations............     769,131      (159,824)    2,202,650      (695,754)
                                                                             ----------    -----------  ------------  ------------
From unit transactions:
  Net proceeds from the issuance of units..................................   1,002,924     2,137,359     1,593,024     2,625,849
  Net asset value of units redeemed or used to meet contract obligations...     993,119     1,484,343     1,201,141     2,942,799
                                                                             ----------    -----------  ------------  ------------
Net increase (decrease) from unit transactions.............................       9,805       653,016       391,883      (316,950)
                                                                             ----------    -----------  ------------  ------------
Net increase (decrease) in net assets......................................     778,936       493,192     2,594,533    (1,012,704)
Net assets beginning of year...............................................   5,842,393     5,349,201     7,723,242     8,735,946
                                                                             ----------    -----------  ------------  ------------
Net assets end of year*....................................................  $6,621,329    $5,842,393   $10,317,775   $ 7,723,242
                                                                             ==========    ===========  ============  ============
Units outstanding beginning of year........................................     398,645       354,965       476,335       499,364
Units issued during the year...............................................      62,985       144,778        86,051       156,210
Units redeemed during the year.............................................      63,347       101,098        67,217       179,239
                                                                             ----------    -----------  ------------  ------------
Units outstanding end of year..............................................     398,283       398,645       495,169       476,335
                                                                             ==========    ===========  ============  ============
---------------
*Includes undistributed net investment
  income of:                                                                 $1,346,640    $1,054,075   $ 2,300,661   $ 1,853,709


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                                 MONY SERIES FUND, INC. (CONTINUED)
                                                                      ---------------------------------------------------------
                                                                              DIVERSIFIED                  MONEY MARKET
                                                                              SUBACCOUNT                    SUBACCOUNT
                                                                      ---------------------------   ---------------------------
                                                                        FOR THE        FOR THE        FOR THE        FOR THE
                                                                       YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                                          1995           1994           1995           1994
                                                                      ------------   ------------   ------------   ------------
From operations:
  Net investment income.............................................    $  9,883       $  5,772     $   534,253    $   232,930
  Net realized gains on investments.................................      19,241          4,941               0              0
  Net increase (decrease) in unrealized appreciation of
    investments.....................................................      34,672        (11,623)              0              0
                                                                        --------       --------     -----------    -----------
Net increase (decrease) in net assets resulting from operations.....      63,796           (910)        534,253        232,930
                                                                        --------       --------     -----------    -----------
From unit transactions:
  Net proceeds from the issuance of units...........................      26,476          8,628      45,186,737     42,507,931
  Net asset value of units redeemed or used to meet contract
    obligations.....................................................     116,344         47,110      40,234,100     39,141,870
                                                                        --------       --------     -----------    -----------
Net increase (decrease) from unit transactions......................     (89,868)       (38,482)      4,952,637      3,366,061
                                                                        --------       --------     -----------    -----------
Net increase (decrease) in net assets...............................     (26,072)       (39,392)      5,486,890      3,598,991
Net assets beginning of year........................................     281,005        320,397      11,709,157      8,110,166
                                                                        --------       --------     -----------    -----------
Net assets end of year*.............................................    $254,933       $281,005     $17,196,047    $11,709,157
                                                                        ========       ========     ===========    ===========
Units outstanding beginning of year.................................      16,718         19,018         872,441        620,100
Units issued during the year........................................       1,375            526       3,284,314      3,214,369
Units redeemed during the year......................................       5,941          2,826       2,928,944      2,962,028
                                                                        --------       --------     -----------    -----------
Units outstanding end of year.......................................      12,152         16,718       1,227,811        872,441
                                                                        ========       ========     ===========    ===========
---------------
 * Includes undistributed net investment income of:                     $100,496       $ 90,613     $ 1,460,854    $   926,601
** Commencement of operations.

                                                                         GOVERNMENT SECURITIES
                                                                              SUBACCOUNT
                                                                      ---------------------------
                                                                                       FOR THE
                                                                                        PERIOD
                                                                                     DECEMBER 16,
                                                                        FOR THE        1994 **
                                                                       YEAR ENDED      THROUGH
                                                                      DECEMBER 31,   DECEMBER 31,
                                                                          1995           1994
                                                                      ------------   ------------
From operations:
  Net investment income.............................................    $ 24,828       $    130
  Net realized gains on investments.................................      13,596              0
  Net increase (decrease) in unrealized appreciation of
    investments.....................................................      (9,571)          (161)
                                                                        --------        -------
Net increase (decrease) in net assets resulting from operations.....      28,853            (31)
                                                                        --------        -------
From unit transactions:
  Net proceeds from the issuance of units...........................     905,752         25,706
  Net asset value of units redeemed or used to meet contract
    obligations.....................................................      46,064              0
                                                                        --------        -------
Net increase (decrease) from unit transactions......................     859,688         25,706
                                                                        --------        -------
Net increase (decrease) in net assets...............................     888,541         25,675
Net assets beginning of year........................................      25,675              0
                                                                        --------        -------
Net assets end of year*.............................................    $914,216       $ 25,675
                                                                        ========        =======
Units outstanding beginning of year.................................       2,571              0
Units issued during the year........................................      85,300          2,571
Units redeemed during the year......................................       4,300              0
                                                                        --------        -------
Units outstanding end of year.......................................      83,571          2,571
                                                                        ========        =======
---------------
 * Includes undistributed net investment income of:                     $ 24,958       $    130
** Commencement of operations.


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                            ENTERPRISE ACCUMULATION TRUST
                                                  ----------------------------------------------------------------------------------
                                                            EQUITY                    SMALL CAP                    MANAGED
                                                          SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                                  --------------------------  --------------------------  --------------------------
                                                    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                                   YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                      1995          1994          1995          1994          1995          1994
                                                  ------------  ------------  ------------  ------------  ------------  ------------
From operations:
  Net investment income.......................... $   977,788   $   139,265   $   895,086   $   577,930   $  8,252,036  $ 2,697,195
  Net realized gains (loss) on investments.......     703,043       266,597       150,075       295,680      4,218,503    4,500,670
  Net increase (decrease) in unrealized
    appreciation of investments..................   3,414,730      (140,222 )     785,984      (993,907 )   28,860,483   (6,171,838)
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase (decrease) in net assets resulting
  from operations................................   5,095,561       265,640     1,831,145      (120,297 )   41,331,022    1,026,027
                                                  -----------   -----------   -----------   -----------   ------------  -----------
From unit transactions:
  Net proceeds from the issuance of units........   5,740,714     4,393,632     4,091,027     7,123,098     35,331,913   29,888,848
  Net asset value of units redeemed or used to
    meet contract obligations....................   2,181,404     1,388,936     2,597,244     2,524,254     12,561,716   15,783,741
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase from unit transactions..............   3,559,310     3,004,696     1,493,783     4,598,844     22,770,197   14,105,107
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net increase in net assets.......................   8,654,871     3,270,336     3,324,928     4,478,547     64,101,219   15,131,134
Net assets beginning of year.....................  12,764,779     9,494,443    16,098,042    11,619,495     85,431,789   70,300,655
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Net assets end of year*.......................... $21,419,650   $12,764,779   $19,422,970   $16,098,042   $149,533,008  $85,431,789
                                                  ===========   ===========   ===========   ===========   ============  ===========
Units outstanding beginning of year..............     651,102       496,795       742,341       529,142      3,528,618    2,941,211
Units issued during the year.....................     242,264       223,727       182,069       330,290      1,137,075    1,208,188
Units redeemed during the year...................      94,814        69,420       116,958       117,091        411,869      620,781
                                                  -----------   -----------   -----------   -----------   ------------  -----------
Units outstanding end of year....................     798,552       651,102       807,452       742,341      4,253,824    3,528,618
                                                  ===========   ===========   ===========   ===========   ============  ===========
---------------
 * Includes undistributed net investment income
   (loss) of:.................................... $ 1,339,019   $   361,231   $ 1,836,130   $   941,044   $ 12,761,788  $ 4,509,752
** Commencement of operations.

                                                                ENTERPRISE ACCUMULATION TRUST
                                                   --------------------------------------------------------
                                                      INTERNATIONAL GROWTH            HIGH YIELD BOND
                                                           SUBACCOUNT                   SUBACCOUNT
                                                   ---------------------------  ---------------------------
                                                                    FOR THE                      FOR THE
                                                                    PERIOD                       PERIOD
                                                                 NOVEMBER 22,                 NOVEMBER 22,
                                                     FOR THE        1994**        FOR THE        1994**
                                                    YEAR ENDED      THROUGH      YEAR ENDED      THROUGH
                                                   DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31,
                                                       1995          1994           1995          1994
                                                   ------------  -------------  ------------  -------------
From operations:
  Net investment income..........................   $   81,000     ($    122)    $   42,638     $     922
  Net realized gains (loss) on investments.......       17,598          (458)         9,514             0
  Net increase (decrease) in unrealized
    appreciation of investments..................       76,868         2,139         11,925           537
                                                    ----------    ----------     ----------      --------
Net increase (decrease) in net assets resulting
  from operations................................      175,466         1,559         64,077         1,459
                                                    ----------    ----------     ----------      --------
From unit transactions:
  Net proceeds from the issuance of units........    1,635,614       195,813        870,043       145,312
  Net asset value of units redeemed or used to
    meet contract obligations....................      127,032         7,199         13,019             7
                                                    ----------    ----------     ----------      --------
Net increase from unit transactions..............    1,508,582       188,614        857,024       145,305
                                                    ----------    ----------     ----------      --------
Net increase in net assets.......................    1,684,048       190,173        921,101       146,764
Net assets beginning of year.....................      190,173             0        146,764             0
                                                    ----------    ----------     ----------      --------
Net assets end of year*..........................   $1,874,221     $ 190,173     $1,067,865     $ 146,764
                                                    ==========    ==========     ==========      ========
Units outstanding beginning of year..............       19,197             0         14,621             0
Units issued during the year.....................      160,171        19,940         78,634        14,622
Units redeemed during the year...................       12,294           743            897             1
                                                    ----------    ----------     ----------      --------
Units outstanding end of year....................      167,074        19,197         92,358        14,621
                                                    ==========    ==========     ==========      ========
---------------
 * Includes undistributed net investment income
   (loss) of:....................................   $   80,878     ($    122)    $   43,560     $     922
** Commencement of operations.


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                                         QUEST FOR VALUE ACCUMULATION TRUST
                                                    ----------------------------------------------------------------------------
                                                            MONEY MARKET                        BOND                   EQUITY
                                                             SUBACCOUNT                      SUBACCOUNT              SUBACCOUNT
                                                    -----------------------------   -----------------------------   ------------
                                                                   FOR THE PERIOD                  FOR THE PERIOD
                                                                   SEPTEMBER 17,                   SEPTEMBER 17,
                                                      FOR THE          1994**         FOR THE          1994**         FOR THE
                                                     YEAR ENDED       THROUGH        YEAR ENDED       THROUGH        YEAR ENDED
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1995            1994            1995            1994            1995
                                                    ------------   --------------   ------------   --------------   ------------
From operations:
 Net investment income (loss)......................   $ 17,046        $  4,237        $ 39,877        $ 12,296        ($ 2,184)
 Net realized gains (losses) on investments........          0               0           3,624            (141)          4,084
 Net increase (decrease) in unrealized appreciation
   of investments..................................          0               0          66,019         (18,076)         75,352
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) in net assets resulting
 from operations...................................     17,046           4,237         109,520          (5,921)         77,252
                                                      --------        --------       ---------        --------        --------
From unit transactions:
 Net proceeds from the issuance of units...........    416,556         641,363           4,079         866,925          29,438
 Net asset value of units redeemed or used to meet
   contract obligations............................    469,730         171,376         140,292           2,158          19,982
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) from unit transactions.....    (53,174)        469,987        (136,213)        864,767           9,456
                                                      --------        --------       ---------        --------        --------
Net increase (decrease) in net assets..............    (36,128)        474,224         (26,693)        858,846          86,708
Net assets beginning of year.......................    474,224               0         858,846               0         207,551
                                                      --------        --------       ---------        --------        --------
Net assets end of year*............................   $438,096        $474,224        $832,153        $858,846        $294,259
                                                      ========        ========       =========        ========        ========
Units outstanding beginning of year................     37,816               0          60,890               0          10,593
Units issued during the year.......................     32,841          51,569             274          61,044           1,189
Units redeemed during the year.....................     36,992          13,753           9,339             154             838
                                                      --------        --------       ---------        --------        --------
Units outstanding end of year......................     33,665          37,816          51,825          60,890          10,944
                                                      ========        ========       =========        ========        ========
---------------
 *Includes undistributed net investment income
 (loss) of:........................................   $ 21,283        $  4,237        $ 52,173        $ 12,296        ($ 2,951)
**Commencement of operations.


                                                                         QUEST FOR VALUE ACCUMULATION TRUST
                                                     ------------------------------------------------------------------------------
                                                         EQUITY                 SMALL CAP                        MANAGED
                                                       SUBACCOUNT              SUBACCOUNT                      SUBACCOUNT
                                                     --------------   -----------------------------   -----------------------------
                                                     FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
                                                     SEPTEMBER 17,                   SEPTEMBER 17,                   SEPTEMBER 17,
                                                         1994**         FOR THE          1994**         FOR THE          1994**
                                                        THROUGH        YEAR ENDED       THROUGH        YEAR ENDED       THROUGH
                                                      DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                          1994            1995            1994            1995            1994
                                                     --------------   ------------   --------------   ------------   --------------
From operations:
 Net investment income (loss)......................     ($   767)       ($ 2,938)       ($ 1,269)     ($   70,749 )    ($  28,155)
 Net realized gains (losses) on investments........          (12)          3,823             (52)         101,433          (6,303)
 Net increase (decrease) in unrealized appreciation
   of investments..................................       (5,128)         58,016            (145)       3,336,819        (353,082)
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) in net assets resulting
 from operations...................................       (5,907)         58,901          (1,466)       3,367,503        (387,540)
                                                        --------        --------        --------      -----------      ----------
From unit transactions:
 Net proceeds from the issuance of units...........      218,605          59,056         396,030          514,537       8,148,593
 Net asset value of units redeemed or used to meet
   contract obligations............................        5,147          60,028           2,434          465,075         119,927
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) from unit transactions.....      213,458            (972)        393,596           49,462       8,028,666
                                                        --------        --------        --------      -----------      ----------
Net increase (decrease) in net assets..............      207,551          57,929         392,130        3,416,965       7,641,126
Net assets beginning of year.......................            0         392,130               0        7,641,126               0
                                                        --------        --------        --------      -----------      ----------
Net assets end of year*............................     $207,551        $450,059        $392,130      $11,058,091     $ 7,641,126
                                                        ========        ========        ========      ===========      ==========
Units outstanding beginning of year................            0          18,271               0          315,452               0
Units issued during the year.......................       10,848           2,780          18,384           17,915         320,287
Units redeemed during the year.....................          255           2,632             113           16,054           4,835
                                                        --------        --------        --------      -----------      ----------
Units outstanding end of year......................       10,593          18,419          18,271          317,313         315,452
                                                        ========        ========        ========      ===========      ==========
---------------
 *Includes undistributed net investment income
 (loss) of:........................................     ($   767)       ($ 4,207)       ($ 1,269)     ($   98,904 )    ($  28,155)
**Commencement of operations.


                       See notes to financial statements.

                                      MONY



                               VARIABLE ACCOUNT A



                         NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION AND BUSINESS



     MONY Variable Account A (the "Variable Account") is a separate investment account established on November 28, 1990 by The Mutual Life Insurance Company of New York ("MONY"), under the laws of the State of New York.



     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY's other assets and, at present, is used only to support Flexible Payment Variable Annuity Policies. These policies are issued by MONY. MONY is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized capital gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.



     There are currently seventeen subaccounts within the Variable Account, each invests only in a corresponding portfolio of the MONY Series Fund, Inc. ("Fund"), Enterprise Accumulation Trust ("Enterprise") or the Quest for Value Accumulation Trust ("Quest") collectively the "Funds". The Funds are registered under the 1940 Act as open end, diversified, management investment companies.



     A full presentation of the related financial statements and footnotes of the Fund, Enterprise and Quest are contained on pages 66 to 128; 129 to 174; and 175 to 230; respectively, and should be read in conjunction with these financial statements.



2. SIGNIFICANT ACCOUNTING POLICIES



  Investments:



     The investment in shares of each of the respective portfolios is stated at the net asset values of each portfolio. Except for the Money Market Portfolios, net asset values are based upon market quotations of the securities held in each of the corresponding portfolios of the Funds. For the Money Market Portfolio, the net asset values are based on the amortized cost of the securities held which approximates value.



3. RELATED PARTY TRANSACTIONS



     MONY is the legal holder of the assets held by the Variable Account.



     Purchase payments received from MONY by the Variable Account represent gross purchase payments recorded by MONY less deductions retained for any premium taxes.



     A periodic deduction is made from the cash value of the contract for the annual contract charge. The deduction is for the expenses of administration and is treated by the Variable Account as a contractholder redemption. The amount deducted from all subaccounts for 1995 was $161,738.



     MONY receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.25 percent of aggregate average daily net assets. As MONY America, a wholly-owned subsidiary of MONY, acts as investment adviser to the Fund, it receives amounts paid by the Fund for those services.



     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

                                      MONY



                               VARIABLE ACCOUNT A



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



4. CHANGE IN ADVISORY ARRANGEMENT



     Quest offered its shares to variable annuity separate accounts of the Mutual Life Insurance Company of New York ("MONY") and its affiliate, MONY Life Insurance Company of America as a funding vehicle for the MONYMaster and ValueMaster variable annuity contracts issued by them. Quest also offered its shares to variable annuity separate accounts of Provident Mutual Life Insurance Company of Philadelphia and its affiliate, Provident Mutual Life and Annuity Company of America (together, the "PM Companies") as a funding vehicle for certain variable annuity contracts issued by these insurers. Owners of ValueMaster contracts and contracts issued by the PM Companies are referred to herein as "non-MONYMaster" contract owners.



     On May 26, 1994, the Board of Trustees (the "Trustees") of Quest approved new advisory arrangements for the Equity, Small Cap and Managed Portfolios of Quest. Such advisory arrangements were approved by the shareholders of each portfolio at a special meeting called for such purpose (the "Special Meeting"). Under the new arrangements, Enterprise became the investment adviser for the three portfolios, and Quest for Value Advisors ("Quest Advisors"), the portfolios' former investment adviser, became sub-adviser to these portfolios, subject to the oversight of Enterprise. The two firms are rendering these services at the same aggregate annual advisory fee rate as is currently in effect (.60% of average daily net assets). The current advisory arrangements were not changed for the Bond and Money Market Portfolios of Quest.



     In connection with the implementation of new advisory arrangements as described above, the assets of the Equity, Small Cap, Managed, Bond and Money Market Portfolios of Quest supporting the non-MONYMaster contracts were transferred on a pro-rata basis to substantially identical corresponding portfolios of a newly-formed management investment company advised by Quest Advisors, the new Quest for Value Accumulation Trust (the "New Quest"). The division of net assets were in accordance with relative net asset value of the shares of each portfolio of Quest attributable to MONYMaster contract owners and non-MONYMaster contract owners, respectively. Shares of each portfolio attributable to non-MONYMaster contract owners were redeemed in kind at net asset value without a sales charge, and such assets were reinvested in the New Quest by using such assets to purchase an equivalent number of shares of the New Quest.



     The assets transferred to New Quest were as follows:



    Equity...................................................................  $  217,603
    Small Cap................................................................     318,781
    Managed..................................................................   8,126,663
    Bond.....................................................................     783,568
    Money Market.............................................................     626,212



     This transaction resulted in an adjustment to the basis of the net assets reinvested in New Quest. As a result, the Equity, Small Cap, Managed and Bond Subaccounts recognized unrealized appreciation/ (depreciation) of $37,748, ($254), $1,633,195 and ($80,426) on September 16, 1994 as a realized gain/(loss)
on the net assets redeemed.

                                      MONY



                               VARIABLE ACCOUNT A



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. INVESTMENTS



     Investments in MONY Series Fund, Inc. at cost, at December 31, 1995 consist of the following:



                              EQUITY      EQUITY     INTERMEDIATE   LONG TERM                     MONEY      GOVERNMENT
                              GROWTH      INCOME      TERM BOND        BOND      DIVERSIFIED     MARKET      SECURITIES
                             PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
                             ---------   ---------   ------------   ----------   -----------   -----------   ----------
Shares beginning of year:
  Shares...................      7,936      14,669       599,220       737,654       21,385     11,709,157       2,700
  Amount...................  $ 130,434   $ 212,781    $6,361,329    $8,830,039    $ 277,967    $11,709,157   $  25,836
                              --------    --------    ----------    ----------     --------    -----------    --------
Shares acquired:
  Shares...................        586           0       130,668       148,430        1,747     50,383,160     112,702
  Amount...................  $  14,140   $       0    $1,405,859    $1,808,602    $  26,476    $50,383,160   $1,152,041
Shares received for
  reinvestment of
  dividends:
  Shares...................        550         655        34,918        43,252          857        691,256       2,850
  Amount...................  $  13,818   $  12,854    $  369,082    $  557,081    $  13,480    $   691,256   $  29,095
Shares redeemed:
  Shares...................        707       2,585       138,379       128,267        7,772     45,587,526      28,711
  Amount...................  $   9,153   $  34,705    $1,498,048    $1,529,229    $ 100,700    $45,587,526   $ 283,024
                              --------    --------    ----------    ----------     --------    -----------    --------
Net change:
  Shares...................        429      (1,930)       27,207        63,415       (5,168)     5,486,890      86,841
  Amount...................  $  18,805   ($ 21,851)   $  276,893    $  836,454    ($ 60,744)   $ 5,486,890   $ 898,112
                              --------    --------    ----------    ----------     --------    -----------    --------
Shares end of year:
  Shares...................      8,365      12,739       626,427       801,069       16,217     17,196,047      89,541
  Amount...................  $ 149,239   $ 190,930    $6,638,222    $9,666,493    $ 217,223    $17,196,047   $ 923,948
                              ========    ========    ==========    ==========     ========    ===========    ========

                                      MONY



                               VARIABLE ACCOUNT A



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. INVESTMENTS (CONTINUED)


     Investments in Enterprise Accumulation Trust, Inc. at cost, at December 31, 1995 consist of the following:



                                                                              INTERNATIONAL   HIGH YIELD
                                     EQUITY       SMALL CAP      MANAGED         GROWTH          BOND
                                    PORTFOLIO     PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                   -----------   -----------   ------------   -------------   ----------
Shares beginning of year:
  Shares.........................      704,069       916,745      4,103,352          38,419       29,471
  Amount.........................  $12,309,407   $16,031,619   $ 84,677,761    $    188,034   $  146,227
                                   -----------   -----------   ------------      ----------   ----------
Shares acquired:
  Shares.........................      317,112       264,655      1,512,069         347,010      188,057
  Amount.........................  $ 6,761,111   $ 4,717,127   $ 38,830,318    $  1,783,438   $  993,215
Shares received for reinvestment
  of dividends:
  Shares.........................       57,653        63,325        397,823          17,129       10,476
  Amount.........................  $ 1,189,471   $ 1,110,701   $  9,739,464    $     92,801   $   49,428
Shares redeemed:
  Shares.........................      161,504       193,698        684,199          54,936       26,899
  Amount.........................  $ 2,710,441   $ 3,288,884   $ 13,329,046    $    269,059   $  133,467
                                   -----------   -----------   ------------      ----------   ----------
Net change:
  Shares.........................      213,261       134,282      1,225,693         309,203      171,634
  Amount.........................  $ 5,240,141   $ 2,538,944   $ 35,240,736    $  1,607,180   $  909,176
                                   -----------   -----------   ------------      ----------   ----------
Shares end of year:
  Shares.........................      917,330     1,051,027      5,329,045         347,622      201,105
  Amount.........................  $17,549,548   $18,570,563   $119,918,497    $  1,795,214   $1,055,403
                                   ===========   ===========   ============      ==========   ==========

                                      MONY



                               VARIABLE ACCOUNT A



                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)



5. INVESTMENTS (CONTINUED)


     Investments in Quest for Value Accumulation Trust, Inc. at cost, at December 31, 1995 consist of the following:



                                               MONEY
                                              MARKET       BOND       EQUITY     SMALL CAP    MANAGED
                                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                             ---------   ---------   ---------   ---------   ----------
Shares beginning of year:
  Shares...................................    474,224      93,353      11,454      22,562      366,833
  Amount...................................  $ 474,224   $ 876,922   $ 212,679   $ 392,275   $7,994,208
                                              --------    --------    --------    --------   ----------
Shares acquired:
  Shares...................................    441,624         464       1,324       3,534       21,652
  Amount...................................  $ 441,624   $   4,357   $  30,476   $  61,052   $  548,811
Shares received for reinvestment of
  dividends:
  Shares...................................     22,619       5,141          51         145        2,203
  Amount...................................  $  22,619   $  50,113   $     982   $   2,460   $   50,106
Shares redeemed:
  Shares...................................    500,543      15,690       1,082       3,636       23,797
  Amount...................................  $ 500,543   $ 147,491   $  20,102   $  63,599   $  518,771
                                              --------    --------    --------    --------   ----------
Net change:
  Shares...................................    (36,300)    (10,085)        293          43           58
  Amount...................................  ($ 36,300)  ($ 93,021)  $  11,356   ($     87)  $   80,146
                                              --------    --------    --------    --------   ----------
Shares end of year:
  Shares...................................    437,924      83,268      11,747      22,605      366,891
  Amount...................................  $ 437,924   $ 783,901   $ 224,035   $ 392,188   $8,074,354
                                              ========    ========    ========    ========   ==========

                    COMMENT ON FINANCIAL STATEMENTS OF MONY



     The following financial statements relate to the condition and operations of MONY and should be distinguished from the financial statements of MONY Variable Account A. As explained on the preceding pages, the values of the interests of Contractholders under the Contract described in this Prospectus are affected by the investment results of MONY Variable Account A. Financial statements of MONY should be considered only as bearing upon the ability of MONY to meet its obligations under the Contract.

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees of


The Mutual Life Insurance Company of New York:



     We have audited the accompanying balance sheets of The Mutual Life Insurance Company of New York as of December 31, 1995 and 1994, and the related statements of operations, surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.



     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Mutual Life Insurance Company of New York as of December 31, 1995 and 1994, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which are considered generally accepted accounting principles for mutual life insurance companies.



     Our audits were conducted for the purpose of expressing an opinion on the financial statements taken as a whole. The Supplemental Schedule of Selected Financial Data is presented to comply with the NAIC's Annual Statement Instructions and is not a required part of the basic financial statements. The Supplemental Schedule of Selected Financial Data has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated, in all material respects, in relation to the basic financial statements taken as a whole.



New York, New York


February 21, 1996

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                                 BALANCE SHEETS


                                 (IN THOUSANDS)



                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1995            1994
                                                                    -----------     -----------
ASSETS
Cash..............................................................  $    17,199     $    15,466
Investments:
  Short-term investments..........................................      248,671         135,206
  Bonds...........................................................    3,769,905       3,568,544
  Preferred stocks................................................       17,173          19,467
  Common stocks...................................................      264,166         191,795
  Subsidiary companies............................................      135,875         123,401
  Mortgage loans..................................................    1,636,538       1,771,305
  Real estate.....................................................    1,739,890       1,943,241
  Policy loans....................................................    1,180,454       1,188,775
  Other invested assets...........................................      352,536         339,151
Investment income due and accrued.................................      143,412         139,570
Premiums deferred and uncollected.................................      207,142         210,547
Separate account assets...........................................    1,530,226       1,835,772
Federal income taxes recoverable..................................           --          45,045
Amounts due from reinsurers.......................................       81,200         104,622
Other assets......................................................       46,705          38,094
                                                                    -----------     -----------
     Total assets.................................................  $11,371,092     $11,670,001
                                                                    ===========     ===========
POLICY RESERVES, LIABILITIES AND SURPLUS
Policy reserves:
  Life insurance and annuity reserves.............................  $ 7,316,732     $ 7,385,975
  Health insurance reserves.......................................      146,802         134,796
  Deposits left with the Company..................................      513,347         496,421
Liabilities:
  Dividends to policyholders......................................      204,332         210,841
  Policy claims in process of settlement..........................       66,003          65,559
  Funds held under coinsurance....................................      112,025         117,379
  Taxes accrued...................................................       64,148         160,636
  Notes payable and accrued interest..............................       76,405              --
  Separate account liabilities....................................    1,520,965       1,828,368
  Other liabilities...............................................      290,083         266,080
  Interest maintenance reserve....................................       10,028           3,728
  Investment reserves.............................................       90,000          90,000
  Asset valuation reserve.........................................      271,205         230,148
                                                                    -----------     -----------
     Total policy reserves and liabilities........................   10,682,075      10,989,931
Surplus:
  Surplus notes...................................................       72,317          72,317
  Special surplus funds...........................................       27,250          27,150
  Unassigned surplus..............................................      589,450         580,603
                                                                    -----------     -----------
     Surplus......................................................      689,017         680,070
                                                                    -----------     -----------
     Total policy reserves, liabilities and surplus...............  $11,371,092     $11,670,001
                                                                    ===========     ===========



   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                            STATEMENTS OF OPERATIONS


                                 (IN THOUSANDS)



                                                                   FOR THE YEARS ENDED DECEMBER
                                                                               31,
                                                                   ----------------------------
                                                                      1995             1994
                                                                   ----------       -----------
Premiums, annuity considerations and fund deposits...............  $1,214,625       $ 1,380,437
Net investment income............................................     627,609           590,504
Revenue from ceded reinsurance...................................      86,104           155,071
Other income (net)...............................................      20,934            38,969
                                                                   ----------       -----------
                                                                    1,949,272         2,164,981
                                                                   ----------       -----------
Policyholder and contractholder benefits.........................   1,517,313         1,508,822
Change in policy and contract reserves...........................     (56,389)          (32,767)
Commissions......................................................      62,211            70,923
Operating expenses...............................................     273,783           291,003
Reinsurance of group pension liabilities.........................     540,230         2,619,449
Transfer to/(from) separate accounts.............................    (677,525)       (2,607,724)
Other deductions (net)...........................................       7,094             6,927
                                                                   ----------       -----------
                                                                    1,666,717         1,856,633
                                                                   ----------       -----------
Net gain from operations before dividends and federal income
  taxes..........................................................     282,555           308,348
Dividends to policyholders.......................................     210,675           215,932
                                                                   ----------       -----------
Net gain from operations before federal income taxes.............      71,880            92,416
Federal income taxes.............................................      10,057             6,700
                                                                   ----------       -----------
Net gain from operations.........................................      61,823            85,716
  Net realized capital losses (See Note 8).......................      (8,480)           (4,296)
                                                                   ----------       -----------
Net Income.......................................................  $   53,343       $    81,420
                                                                   ==========       ===========



   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                             STATEMENTS OF SURPLUS


                                 (IN THOUSANDS)



                                                                          FOR THE YEARS ENDED
                                                                             DECEMBER 31,
                                                                         ---------------------
                                                                           1995         1994
                                                                         --------     --------
Surplus, beginning of year.............................................  $680,070     $600,175
                                                                         --------     --------
Net income.............................................................    53,343       81,420
Change in net unrealized capital gains/(losses)........................    10,220      (55,211)
Change in non-admitted assets..........................................    (7,689)      (5,274)
Change in asset valuation reserve......................................   (41,057)      (5,149)
Change in policy reserve valuation basis...............................     5,081           --
Provision for contingencies............................................   (11,300)      (9,800)
Issuance of surplus notes (See Note 17)................................        --       69,990
Other changes to surplus...............................................       349        3,919
                                                                         --------     --------
Net change in surplus for the year.....................................     8,947       79,895
                                                                         --------     --------
Surplus, end of year...................................................  $689,017     $680,070
                                                                         ========     ========



   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                            STATEMENTS OF CASH FLOWS


                                 (IN THOUSANDS)



                                                                        FOR THE YEARS ENDED
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1995            1994
                                                                    -----------     -----------
CASH FLOW PROVIDED FROM OPERATIONS:
  Premiums, annuity considerations and fund deposits..............  $ 1,221,753     $ 1,380,988
  Investment income net of investment expenses....................      674,055         640,325
  Other income....................................................      198,984          97,437
  Net change in policy loans......................................        8,388          23,940
  Policy benefits paid............................................   (1,526,855)     (1,492,816)
  Transfers from/(to) separate accounts...........................      133,921         (11,525)
  Commissions, other expenses and taxes paid......................     (325,054)       (360,655)
  Dividends to policyholders......................................     (217,183)       (209,576)
  Federal income taxes (excluding capital gains tax)..............      (66,395)          6,502
                                                                    -----------     -----------
     Net cash from operations.....................................      101,614          74,620
                                                                    -----------     -----------
PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID:
  Bonds...........................................................      685,588         805,903
  Stocks..........................................................       81,590         115,515
  Mortgage loans..................................................      190,373         337,436
  Real estate.....................................................      279,098          34,725
  Other invested assets...........................................       15,260          27,615
  Other...........................................................      (45,091)            145
                                                                    -----------     -----------
     Total investment proceeds....................................    1,206,818       1,321,339
                                                                    -----------     -----------
OTHER CASH PROVIDED:
  Notes payable (See Note 16).....................................       76,341              --
  Issuance of surplus notes (See Note 17).........................           --          69,990
  Other sources...................................................        8,263           1,381
                                                                    -----------     -----------
     Total cash provided..........................................    1,393,036       1,467,330
                                                                    -----------     -----------
CASH APPLIED:
  Cost of investments acquired:
     Bonds........................................................      879,648       1,061,124
     Stocks.......................................................      137,745          92,753
     Mortgage loans...............................................      117,247         112,269
     Real estate..................................................       76,032         128,269
     Other invested assets........................................       24,318          36,988
                                                                    -----------     -----------
       Total investments acquired.................................    1,234,990       1,431,403
                                                                    -----------     -----------
  Other cash applied..............................................       42,848          90,125
                                                                    -----------     -----------
     Total cash applied...........................................    1,277,838       1,521,528
                                                                    -----------     -----------
  Net change in cash and short-term investments...................      115,198         (54,198)
Cash and short-term investments, beginning of year................      150,672         204,870
                                                                    -----------     -----------
Cash and short-term investments, end of year......................  $   265,870     $   150,672
                                                                    ===========     ===========



   The accompanying notes are an integral part of these financial statements.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                         NOTES TO FINANCIAL STATEMENTS



1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:



     Nature of Operations



     The Mutual Life Insurance Company of New York (the "Company") is a mutual life insurance company primarily engaged in the business of providing individual life insurance and disability income protection and asset accumulation products. The Company's principal markets consist of business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through the Company's career agency sales force. These products are sold throughout the United States and Puerto Rico.



     Basis of Presentation



     The Company's financial statements have been prepared on the basis of accounting practices and procedures prescribed or permitted by the Insurance Department of the State of New York, which are currently considered to be generally accepted accounting principles ("GAAP") for mutual life insurance companies domiciled in New York (see Note 18). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.



     The following is a description of the principal accounting practices and procedures:



          a. Premiums are included in revenue over the premium payment periods of the related policies. Annuity considerations and fund deposits are included in revenue as received.



          Commissions and other costs related to issuance, maintenance and settlement of policies are charged to operations in the year incurred.



          b. Short-term investments are carried at cost and consist of securities with maturities of three months or less. Bonds eligible for amortization under rules promulgated by the National Association of Insurance Commissioners ("NAIC") are carried at amortized cost, while all other bonds are carried at values adopted by the NAIC, which approximate fair market value. Loan backed bonds and structured securities are valued at amortized cost using the effective interest method considering anticipated prepayments at the date of purchase; significant changes in the estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Common stocks are carried at market value except investments in subsidiaries, which are generally carried on the equity basis. Preferred stocks are carried principally at cost except for those securities in or near default which are valued at market. Policy loans are carried at their unpaid balances.



          Mortgage loans other than those in process of foreclosure are carried at their unpaid balances adjusted for unamortized discount. Real estate owned for investment is carried at depreciated cost, less encumbrances ($2 million in 1995 and $7 million in 1994). Joint ventures and limited partnerships in real estate, cable television and energy are included in other invested assets and are carried principally at their equity value. Other investments are generally carried at cost.



          Real estate acquired through foreclosure is carried at the lower of cost or estimated fair value at the time of foreclosure, less accumulated depreciation and encumbrances. Mortgage loans in process of foreclosure are also carried at the lower of cost or estimated fair value. Fair value is determined by using the estimated discounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates regarding future operating expenses, lease rates, occupancy levels and investors' targeted yields.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: -- (CONTINUED)


          The Company provides, through a direct charge to surplus, an investment valuation reserve for permanent impairment of real estate investments, joint ventures and limited partnerships in real estate and mortgage loans delinquent for more than 60 days and restructured mortgage loans. This reserve reflects, in part, the excess of the carrying value of such assets over the estimated undiscounted cash flows expected from the underlying real estate properties. These projected cash flows are based on estimates similar to those described in the preceding paragraph. As of December 31, 1995 and 1994, the Company's investment reserve for its mortgage loan and real estate investments was $90 million.



          c. Realized investment gains and losses (net of tax) for bonds and mortgage loans resulting from changes in interest rates are deferred, and credited or charged to the Interest Maintenance Reserve ("IMR"). These amounts are amortized into net income over the remaining years to expected maturity of the assets sold. Unrealized capital gains and losses are recorded directly to surplus.



          The Asset Valuation Reserve ("AVR") is based upon a formula prescribed by the NAIC and functions as a reserve for potential non-interest-related investment losses. In addition, realized investment gains and losses (not subject to the IMR) and unrealized gains and losses result in offsetting increases and decreases in the AVR. These changes to the AVR are recorded directly to surplus.



          d. Policy reserves for life insurance, annuities, and supplemental benefits are computed by using prescribed statutory interest rates and mortality factors. Reserves computed by a modified commissioners' reserve valuation method represent approximately 74% of gross life insurance reserves at December 31, 1995 and 1994.



          Reserves for life insurance were principally determined by using the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and the American Experience Tables and assumed interest rates ranging from 2.25% to 7%. Reserves for individual and group annuity mortality tables have assumed interest rates ranging from 2.25% to 9.5%.



          During 1995, the Company changed its methods of accounting for certain minimum reserves with the approval of the New York State Insurance Department. The Company incorporated 10-year select factors in its minimum mortality standard for certain 1980 CSO products, resulting in an increase in surplus of $5.1 million.



          Policy claims in process of settlement include provisions for payments to be made on reported claims and on claims incurred but not reported.



          e. The Company's subsidiaries are not consolidated. The subsidiaries are carried principally on the statutory equity basis. Changes in the Company's equity in subsidiaries are included in unrealized capital gains and losses. Dividends from subsidiaries are recognized as investment income when declared.



          f. Dividends to policyholders are determined annually by the Board of Trustees.



          g. Certain assets designated as "non-admitted" assets (principally miscellaneous receivables) are excluded from the balance sheets.



          h. Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain contractholders. Approximately 98% of these assets consist of securities reported at market value and 2% consist of fixed income securities carried at amortized cost. Premiums, benefits and expenses of the separate accounts are included in the Company's statements of operations.



        i. No deferred taxes are recognized for differences that exist between financial reporting and taxable income.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: -- (CONTINUED)


          j. The Company uses the constant-yield method of depreciation for substantially all investment real estate, real estate joint ventures and cable television limited partnerships acquired prior to January 1, 1991. Acquisitions subsequent to January 1, 1991 and foreclosed real estate are depreciated on the straight line method. Real estate assets and improvements are generally depreciated over ten to forty year periods and leasehold improvements over the lives of the leases. Depreciation expense related to investments in real estate was $48.8 million and $50.5 million in 1995 and 1994, respectively; accumulated depreciation was $214.3 million and $185.1 million at December 31, 1995 and 1994, respectively.



          k. Special surplus funds consist primarily of amounts required by the State of New York to be assigned as surplus funds for group insurance, separate accounts, and aviation reinsurance.



        l. Certain amounts for 1994 have been reclassified to conform to the 1995 presentation.



2.  REINSURANCE OF GROUP PENSION BUSINESS:



     On December 31, 1993, the Company entered into an agreement with AEGON USA, Inc. ("AEGON USA") under which the Company agreed to transfer $6.3 billion in group pension assets and liabilities, including $2.7 billion of general account assets and $3.6 billion of separate account assets. Pursuant to the transaction, the Company transferred substantially all of its group pension business and operations, including its full service group pension contracts, consisting primarily of tax-deferred annuity, 401(k) and managed funds lines of business, to AEGON USA's wholly-owned subsidiary, AUSA Life Insurance Company, Inc. ("AUSA Life"). AUSA Life also acquired the corporate infrastructure supporting the group pension business, including personnel, data processing systems, facilities and regional offices. In connection with the transaction, the Company and AEGON USA have entered into certain service agreements. These agreements, among other things, provide that the Company will continue to manage the transferred assets, and that AUSA Life will continue to provide certain administrative services to the Company's remaining group pension contracts not included in the transfer.



     Effective with the agreement, AUSA reinsured, on an indemnity reinsurance basis, the contract liabilities funded by such general account assets. AUSA agreed to reinsure such general account liabilities on an assumption reinsurance basis upon the consent of general account contractholders to assumption of their contracts pursuant to the Group Pension Transaction. The separate account assets and liabilities were to be transferred to AUSA based upon the consent of separate account contractholders to assumption of their contracts. As of December 31, 1995, approximately $6.0 billion, representing 95% of the original transferred contractholder liabilities were converted from indemnity to assumption reinsurance, whereby AUSA Life replaced the Company as the primary obligor. As of December 31, 1995, the remaining nontransferred assets subject to indemnity reinsurance in the Company's general account amounted to approximately $215 million in addition to separate account assets of approximately $110 million. To the extent that assumption reinsurance is precluded by law or contractholder election, certain contracts will continue to be reinsured under indemnity agreements. If any such contractholder rejects the assumption, or if the assumption of any holder's contract is precluded by law, such holder's contract will continue to be reinsured by AUSA Life on an indemnity reinsurance basis, and the Company will remain contingently liable under the contract in the event that AUSA Life fails to perform its reinsurance obligations.



     In connection with the transaction at December 31, 1993, the Company made a $200 million capital investment in AEGON USA by purchasing $150 million of Series A and $50 million of Series B notes, which have a term of nine years and receive a market rate of interest. In addition to interest payments on the notes, the Company has the right to receive certain payments based on the profits of the transferred business in force on the transaction date, a future payment tied to the determination of the value of the transferred business at the end of nine years, and a potential payment based on new business growth. The Company has the option to

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



2.  REINSURANCE OF GROUP PENSION BUSINESS: -- (CONTINUED)


purchase additional Series A notes with payments from the profits of the transferred business. Net operating losses, if any, on the transferred business for any year will be carried forward to reduce profit payments in subsequent years. Any deficit remaining at the end of the nine year term and any adjustment related to the final value of the transferred business may only be applied to reduce the principal amount of any outstanding Series A notes. At December 31, 1995, the Company owned $233.7 million of Series A Notes. During 1995 and 1994, the Company earned $70.2 million and $84.7 million, respectively, based upon the profits of the transferred group pension business and recorded this amount as revenue from ceded reinsurance in the statement of operations. Pursuant to the assumption agreement, the Company expects to acquire approximately $67 million of additional Series A notes during 1996 with payments from the profits of the transferred business.



3.  SUBSIDIARY COMPANIES:



     At December 31, 1995 and 1994, the Company's investments in subsidiaries, all of which are wholly-owned, consisted of the following:



                                                                      1995       1994
                                                                     ------     ------
                                                                       (IN MILLIONS)
        MONY Life Insurance Company of America.....................  $115.6     $104.9
        Non-life subsidiaries......................................    20.3       18.5
                                                                     ------     ------
                                                                     $135.9     $123.4
                                                                     ======     ======



     At December 31, 1995, MONY Life Insurance Company of America ("MONY America") had assets of $3.1 billion; including bonds ($1,018 million), mortgage loans ($173 million) and separate account assets ($1,686 million); and liabilities of $3.0 billion, primarily life insurance and annuity reserves ($1.3 billion) and separate account liabilities ($1.7 billion). Capital and surplus of MONY America was $115.6 million. In 1995 and 1994, total revenues of MONY America were $715 million and $597 million, benefits and expenses were $701 and $585 million and net income, including realized capital losses, was $5 and $6 million, respectively.



     During 1995, the Company contributed $10 million to the capital of MONY America. During 1995 and 1994, the Company made aggregate capital contributions of $2.5 and $3.5 million to certain non-life subsidiaries. The Company also received aggregate capital distributions of $5.3 million in 1995 and $3 million in 1994 from its non-life subsidiaries. In 1994, the Company purchased commercial mortgages with a book value of $5 million from MONY America for consideration of $4 million. The consideration was based on the estimated fair value of the assets.



     The Company and MONY America are parties to an agreement dated February 28, 1995 whereby the Company agrees to reimburse MONY America to the extent that MONY America's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds the 75% loan to value ratio for each such mortgage loan at origination. Pursuant to the agreement, the Company made payments to MONY America totaling $2.1 million in 1995.



4.  COMMITMENTS AND CONTINGENCIES:



     The Company has guaranteed to certain states that the surplus of MONY America will be maintained at amounts at least equal to the minimum surplus required for admission to those states.



     During 1986 and 1987, MONY Funding Inc., a wholly-owned subsidiary of the Company, issued $150 million of 8 1/4% notes due October 29, 1996 and $125 million of 8 1/8% notes due April 7, 1997, and invested the proceeds in partially amortizing and nonamortizing commercial mortgage loans scheduled to mature concurrently with the notes. As of December 31, 1995, the Company had repurchased approximately

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



4.  COMMITMENTS AND CONTINGENCIES: -- (CONTINUED)


$60 million of these notes. The Company has guaranteed the principal and interest of the remaining outstanding notes.



     At December 31, 1995, the Company has guaranteed $34 million related to real estate held by unrelated investors.



     The Company maintains lines of credit with domestic banks totaling $150 million with scheduled renewal dates during 1996. The Company has not borrowed against its credit lines since 1982.



     In 1994, the Company reached an agreement for the transfer of the management of its information systems operations to Computer Sciences Corporation ("CSC"). Under the terms of this agreement to operate, manage and enhance its information systems operations, the Company will pay CSC an estimated $171 million over the remaining contract period. The total payments under the contract may vary based upon certain factors, including the volume of computing services and the introduction of new information systems technology.



     The Company is a defendant in various legal actions arising primarily from its investment and insurance operations. In addition, insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, assessments and the outcome of the legal proceedings will not have a material adverse effect on the financial position and the results of operations of the Company.



5.  PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS:



     Employee and Field Underwriter Retirement Plans



     The Company has a qualified pension plan covering substantially all of its salaried employees. The provisions of the plan provide both (a) defined benefit accruals based on (i) years of service, (ii) the employee's final average annual compensation and (iii) wage bases or benefits under Social Security and (b) defined contribution accruals based on a Company matching contribution equal to 100% of the employee's elective deferrals under the incentive savings plan for employees up to 3% of the employee's eligible compensation and an additional 2% of eligible compensation for each active participant. The Company's funding and accounting policies are to contribute annually the maximum amount that can be deducted for federal income taxes and to charge expenses in the year in which the contributions are made. No contributions were made in the current year or prior year because the plan was subject to the full funding limitation under
Section 412 of the Internal Revenue Code. At December 31, 1994, the plan's accumulated benefit obligation, determined in accordance with Statements of Financial Accounting Standards Nos. 87 and 88 and based on an assumed settlement rate of 8%, was $226.5 million, including vested benefits of $225.5 million. The fair value of Plan assets as of December 31, 1994 was $334.8 million.



     The Company also has a qualified money purchase pension plan covering substantially all career field underwriters. Company contributions of 5% of earnings plus an additional 2% of such earnings in excess of the social security wage base are made each year. In addition, after-tax voluntary field underwriter contributions of up to 10% of earnings are allowed. At December 31, 1994, the fair value of plan assets was $176.2 million.



     The Company sponsors a non-qualified defined benefit pension plan, which provides benefits in excess of Internal Revenue Service limits to certain employees. The benefits are based on years of service and the employee's final average annual compensation. Pension benefits are paid from the Company's general account. The amounts accrued by the Company for this plan, based on an assumed 7.3% weighted average interest rate for 1995 and 7.4% for 1994 were $33.1 million and $32.4 million in 1995 and 1994, respectively. The Company also maintains various non-qualified defined contribution plans for field underwriters and key employees. The amounts accrued for these various plans were $54.2 million and $43.4 million in 1995 and 1994, respectively.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



5.  PENSION PLANS AND OTHER POST-RETIREMENT BENEFITS: -- (CONTINUED)


     Deferred Compensation Plan



     The Company has incentive savings plans in which substantially all employees and career field underwriters are eligible to participate. The Company matches employee and field underwriter contributions up to 3% and 2%, respectively, of eligible compensation as defined. In addition, for employees, the Company contributes 2% of eligible compensation for non-officer employees, and may contribute up to an additional 3%. In addition, the Company has two compensation plans for key employees which allow deferral of current compensation, as allowed by New York Insurance Law.



     Postretirement Benefits



     The Company provides certain health care and life insurance (postretirement benefits) for retired employees and field underwriters. In accordance with NAIC requirements, the Company accrues the estimated employee cost of retiree benefit payments for current retirees and fully vested employees and field underwriters by estimating the actuarial present value of benefits expected to be paid after retirement.



     At December 31, 1992, the Company determined that the total pre-tax postretirement benefit obligation approximated $82.9 million. The Company has elected to amortize this transition obligation over a period of twenty years as an expense in its statement of operations. The amount of unrecognized transition obligation was reduced by approximately $10.8 million due to plan amendments adopted during 1995. The amount of transition obligation amortized in 1995 and 1994 totaled approximately $3.6 million and $4.2 million, respectively. The total cost to provide life insurance and health benefits for fully vested and retired employees and field underwriters including the expense described above, was $9.2 million in 1995 and $12.4 million in 1994.



     At December 31, 1995, the unfunded postretirement benefit obligation for retirees and fully vested employees was $81.4 million, with $17.3 million included in other liabilities. The discount rate used in determining the accumulated postretirement benefit obligation was 6.75%, and the health care cost trend rate was 11.0% graded to 6.0% over 14 years.



     The health care cost trend rate assumption has an effect on the amounts reported. To illustrate, an increase in the assumed health care cost trend rates of one percentage point in each year would increase the estimated postretirement benefit obligation as of December 31, 1995 by $0.8 million and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1995 by $0.1 million.



6.  FEDERAL INCOME TAXES:



     The Company files a consolidated federal income tax return with its life and non-life affiliates. The allocation of federal income taxes is based upon separate return calculations with current credit for net losses. Intercompany tax balances are settled annually in the first quarter.



     The Company's federal income tax returns for years through 1989 have been examined with no proposed material adjustments. In the opinion of management, adequate provision has been made for any additional taxes which may become due with respect to open years.



     Pre-tax operating gains and pre-tax realized gains, as reported in the accompanying statements of operations, differ from taxable income reported for tax purposes. Significant differences include the deferral and amortization of policy acquisition costs for tax purposes, the difference between statutory and tax reserves, the taxable portion of the Company's surplus (as applicable to mutual life insurers), depreciation expense and related recapture, capital gains deferred to the IMR, alternative minimum tax preference items and equity in partnerships and joint ventures.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



6.  FEDERAL INCOME TAXES: -- (CONTINUED)


     During 1994, the Company reached a settlement with the United States Department of Justice relating to tax litigation for the years 1981-1983. The settlement provided for a refund of taxes of $15 million. Interest on the refund of approximately $30 million was included in other income in the 1994 statement of operations. The Company recorded a $45 million receivable for the combined tax refund and related interest as federal income taxes recoverable at December 31, 1994. The Company received $47 million on August 28, 1995 which included additional interest through that date.



7.  LEASES:



     The Company has entered into various operating lease agreements for office space and furniture and equipment. These leases have remaining non-cancelable lease terms in excess of one year. Total rental expense for these operating leases amounted to $25.1 million in 1995 and $25.8 million in 1994. The future minimum rental obligations under these leases at December 31, 1995 are as follows:



                                                                           (IN MILLIONS)
                                                                           -------------
        1996.............................................................     $  20.2
        1997.............................................................        18.2
        1998.............................................................        14.3
        1999.............................................................        11.1
        2000.............................................................        11.3
        Later years......................................................        66.0
                                                                               ------
                                                                              $ 141.1
                                                                               ======



8.  CAPITAL GAINS/(LOSSES):



     The Company realized net capital losses (after tax and IMR) of $(8) million in 1995 and $(4) million in 1994 as follows:



                                                                    1995         1994
                                                                    ----         ----
                                                                      (IN MILLIONS)
        REALIZED CAPITAL GAINS/(LOSSES)
        Bonds and preferred stock.................................  $ 1          $ 0
        Common stock..............................................    8           (2)
        Mortgage loans............................................   (3)           7
        Real estate and other investments.........................    0           (3)
                                                                    ---          ---
                                                                      6            2
        Tax provision.............................................   (5)          (4)
        Transferred to IMR, net of taxes..........................   (9)          (2)
                                                                    ---          ---
          Net realized capital gains/(losses).....................  $(8)         $(4)
                                                                    ===          ===



     During 1995 and 1994, realized capital gains resulting from changes in interest rates on fixed income securities of $9.2 million (net of $4.9 million tax) and $1.6 million (net of $0.6 million tax), respectively, were transferred to the Company's IMR for future amortization into net income.



     The Company incurred net unrealized gains of $10 million in 1995 and net unrealized capital losses of $55 million in 1994. The 1995 and 1994 unrealized gains and losses include writedowns of approximately $13 million and $86 million, respectively, on real estate acquired through foreclosure and mortgage loans in

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



8.  CAPITAL GAINS/(LOSSES): -- (CONTINUED)


process of foreclosure, including real estate held by subsidiaries. These gains and losses are detailed by asset type in the table below:



                                                                    1995         1994
                                                                    ----         ----
                                                                      (IN MILLIONS)
        UNREALIZED CAPITAL GAINS/(LOSSES)
        Bonds and preferred stock.................................  $  7         $ 19
        Common stock..............................................    10           (6)
        Mortgage loans............................................   (13)         (10)
        Real estate...............................................     0          (73)
        Subsidiaries..............................................     8            2
        Other investments.........................................    (2)          13
                                                                    ----         ----
          Total unrealized capital losses.........................  $ 10         $(55)
                                                                    ====         ====



9.  COMMON STOCKS:



     Common stocks include marketable equity securities carried at market values of $136.3 million and $55.9 million at December 31, 1995 and 1994, respectively, and nonmarketable equity investments carried at estimated fair values of $127.9 million and $135.9 million at December 31, 1995 and 1994, respectively. The cost of marketable equity securities was $115.1 million and $62.7 million at December 31, 1995 and 1994, respectively. At December 31, 1995, gross unrealized gains were $29.8 million, and gross unrealized losses were $8.6 million for marketable equity securities.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



10.  FIXED INCOME SECURITIES:



     Fixed Income Securities by Investment Type:



     The amortized cost and estimated fair value (see note 13) of investments in fixed income securities which include short-term investments, bonds and preferred stocks as of December 31, 1995 and December 31, 1994 are as follows:



                                                                          GROSS              GROSS              ESTIMATED
                                                  AMORTIZED            UNREALIZED         UNREALIZED               FAIR
                                                     COST                 GAINS             LOSSES                VALUE
                                             --------------------    ---------------    ---------------    --------------------
(DOLLARS IN MILLIONS)                          1995        1994       1995     1994     1995      1994       1995        1994
-------------------------------------------  --------    --------    ------    -----    -----    ------    --------    --------
U.S. Treasury securities and obligations of
  U.S. government agencies.................  $  165.0    $  314.5    $  4.5    $ 0.9    $ 0.0    $  4.2    $  169.5    $  311.2
Collateralized Mortgage Obligations:
  Government Agency-Backed.................     254.1       250.5       4.3      0.0      0.7      26.6       257.7       223.9
  Non-Agency Backed........................      66.3        52.2       2.4      0.1      0.2       2.6        68.5        49.7
Other asset-backed securities:
  Government Agency-Backed.................      83.4        90.0       4.0      1.1      0.3       5.1        87.1        86.0
  Non-Agency Backed........................     221.7       168.9      13.3      2.4      0.3       3.7       234.7       167.6
Foreign governments........................       4.5         4.5       0.1      0.0      0.0       0.1         4.6         4.4
Utilities..................................     448.5       393.7      28.6      6.8      1.0      24.4       476.1       376.1
Affiliates.................................      30.2        30.2       0.7      0.0      0.0       0.1        30.9        30.1
Corporate bonds............................   2,496.2     2,264.0     141.7     24.6     16.4      99.6     2,621.5     2,189.0
                                             --------    --------    ------    -----    -----    ------    --------    --------
    Total bonds............................   3,769.9     3,568.5     199.6     35.9     18.9     166.4     3,950.6     3,438.0
Redeemable preferred stock.................      17.2        19.5       0.3      0.2      0.5       0.7        17.0        19.0
Commercial paper...........................     248.7       135.2       0.0      0.0      0.0       0.0       248.7       135.2
                                             --------    --------    ------    -----    -----    ------    --------    --------
Total......................................  $4,035.8    $3,723.2    $199.9    $36.1    $19.4    $167.1    $4,216.3    $3,592.2
                                             ========    ========    ======    =====    =====    ======    ========    ========



     Amortized cost represents the principal amount of fixed income securities adjusted by unamortized premium or discount and reduced by writedowns of $33.5 million and $40.5 million for bonds and $0.8 million and $0.3 million for preferred stock at December 31, 1995 and 1994, respectively, as required by the NAIC for securities which are in or near default.



     At December 31, 1995, 79% of the Company's Collateralized Mortgage Obligation (CMO) portfolio was held in U.S. government and government agency-backed securities. The remainder of the CMO portfolio consisted of NAIC category 1 investment grade securities.



     Maturities of Fixed Income Securities:



     The amortized cost of fixed income securities and estimated fair value by maturity date (excluding scheduled sinking funds) as of December 31, 1995 is the following:



                                                                               ESTIMATED
                                                                  AMORTIZED      FAIR
                                                                    COST        VALUE
                                                                  --------     --------
                                                                      (IN MILLIONS)
        Due in one year or less.................................  $  335.4     $  339.7
        Due after one year through five years...................     795.0        819.6
        Due after five years through ten years..................   1,817.7      1,904.0
        Due after ten years.....................................   1,087.7      1,153.0
                                                                  --------     --------
                                                                  $4,035.8     $4,216.3
                                                                  ========     ========

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



10.  FIXED INCOME SECURITIES: -- (CONTINUED)


     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



     Proceeds from sales of investments in debt securities during 1995 and 1994 were $383.5 million and $331.9 million, respectively. Gross gains of $10.2 million in 1995 and $19.5 million in 1994, and gross losses of $14.5 million in 1995 and $10.9 million in 1994 were realized on these sales.



11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:



     Financial Instruments with Off-Balance Sheet Risk:



     In 1992, the Company entered into an agreement with a bank to lend securities to approved borrowers. There were no loaned securities as of December 31, 1995 or 1994.



     Concentration of Credit Risk:



     At December 31, 1995 and 1994, the Company had no single investment (excluding U.S. Treasury securities) exceeding 2.9% and 2.1%, respectively, of total general account assets.



     The bond portfolio is diversified by industry type. The industries that comprise more than 10% of the carrying value of the bond portfolio at December 31, 1995 are Financial Services of $555 million (14.7%), Government and Agencies of $507 million (13.5%), Public Utilities of $449 million (11.9%), Other Manufacturing of $400 million (10.6%), and Consumer goods and services of $381 million (10.1%). At December 31, 1994, the industries comprising in excess of 10% of the bond portfolio carrying value were Government and Agencies of $677 million (18.9%), Financial Services of $477 million (13.4%), and Consumer goods and services of $356 million (10.0%).



     The Company holds below investment grade bonds of $227 million at December 31, 1995. Below investment grade bonds are defined as those securities rated in categories 3 through 6 by the NAIC, which are approximately equivalent to bonds rated below BBB by rating agencies. These bonds consist mostly of privately issued bonds, which are monitored by the Company through extensive internal analysis of the financial condition of the borrowers, and which include protective debt covenants. Of these bonds, $131 million are in category 3, which is considered to be medium quality by the NAIC. At December 31, 1994, the Company's investments in below investment grade bonds were $231 million.



     The Company has significant investments in commercial and agricultural mortgage loans and real estate (including joint ventures and partnerships). Approximately 53.5% of the Company's real estate and mortgage portfolio is invested in office building properties. The locations of property collateralizing mortgage loans and real estate investment carrying values (in millions) at December 31, 1995 and 1994 are as follows:



                                                                1995                   1994
                                                          ----------------       ----------------
                  GEOGRAPHIC REGION                         $          %           $          %
------------------------------------------------------    ------     -----       ------     -----
Southeast.............................................    $  982      26.4       $1,133      28.0
West..................................................    718...      19.3          742      18.3
Northeast.............................................       647      17.4          669      16.5
Mountain..............................................       582      15.7          584      14.5
Southwest.............................................       393      10.6          463      11.5
Midwest...............................................       392      10.6          453      11.2
                                                          ------     -----       ------     -----
  Total...............................................    $3,714     100.0%      $4,044     100.0%
                                                          ======     =====       ======     =====

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK: -- (CONTINUED)


     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 1995 are: California, $539 million (14.5%); New York, $329 million (8.9%); Texas, $325 million (8.8%); Georgia, $316 million (8.5%); Arizona, $279 million (7.5%); Illinois, $246 million (6.6%); Florida, $239 million (6.4%); Colorado, $195 million (5.3%).



12.  MORTGAGE LOANS, REAL ESTATE AND OTHER INVESTED ASSETS:



     The Company invests in mortgage loans collateralized by commercial and agricultural real estate. Such mortgage loans consist primarily of first mortgage liens on completed income producing properties. As of December 31, 1995, $395 million of mortgage loans have terms that require amortization, and $1.2 billion of loans require partial amortization or are non-amortizing. Mortgage loans delinquent over 90 days or in process of foreclosure were $48 million at December 31, 1995 and $33 million at December 31, 1994. Properties acquired through foreclosure during the year amounted to $47 million and $108 million in 1995 and 1994, respectively.



     The Company has performing restructured mortgage loans of $250 million as of December 31, 1995 and $237 million as of December 31, 1994. The new terms typically defer a portion of contract interest payments to future periods. Interest is recognized in income based on the modified rate of the loan. Deferred interest, which is the difference between the original contractual rate and the modified rate, is excluded from income. Gross interest income on restructured loans that would have been recorded in accordance with the loans' original terms was approximately $24 million in 1995 and $23 million in 1994. Gross interest income recognized in net income for the period from these loans was approximately $17 million in 1995 and $16 million in 1994. There are no commitments to lend additional funds to any debtor involved in a restructuring.



     Other invested assets of $353 million and $339 million at December 31, 1995 and 1994, respectively, include, primarily, investments in real estate joint ventures and limited partnerships.



13.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:



     The following table presents the carrying amounts and estimated fair values of the Company's financial instruments at December 31, 1995. The calculations of estimated fair values involve considerable judgement. Accordingly, these estimates of fair value are not necessarily indicative of the values that could be negotiated in an actual sale.



                                                                               ESTIMATED
                                                                  CARRYING        FAIR
                                                                   AMOUNT        VALUE
                                                                  --------     ----------
                                                                  (IN MILLIONS)
        ASSETS:
        Fixed Income Securities.................................   3,769.9       3,950.6
        Separate Account Assets.................................   1,530.2       1,530.9
        LIABILITIES:
        Investment-type contracts...............................   1,745.0       1,747.5
        Separate Account Liabilities............................   1,521.0       1,520.5



     The estimated fair values of cash, short term investments, equity securities, mortgage loans and short term notes payable approximate their carrying amounts.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



13.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS: -- (CONTINUED)


     The methods and assumptions utilized in estimating these fair values of financial instruments are summarized as follows:



     Fixed Income Securities (See Note 10)



     The estimated fair values of fixed income securities are based upon quoted market prices, where available. The fair values of fixed income securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.



     Mortgage Loans



     The fair value of mortgage loans is estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations.



     Policy Loans



     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.



     Separate Account



     The estimated fair value of separate account assets and liabilities is based upon estimates of values available upon full surrender.



     Investment-type contract liabilities



     The fair values of the Company's liabilities under investment-type contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued, where appropriate. The fair values of other investment-type contracts are based on estimates of the value of payments available upon full surrender.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



14.  RESERVES:



     The withdrawal characteristics of the Company's annuity actuarial reserves and deposit liabilities as of December 31, 1995 were as follows:



                                                                             RESERVES
                                                                           -------------
                                                                           (IN MILLIONS)
        Not subject to discretionary withdrawal provision................     $ 1,190
        SUBJECT TO DISCRETIONARY WITHDRAWAL -- WITH ADJUSTMENT:
        -  with market value adjustment..................................         406
        -  at book value less surrender charges..........................         179
        -  at market value...............................................         825
                                                                               ------
             Subtotal....................................................       1,410
        SUBJECT TO DISCRETIONARY WITHDRAWAL -- WITHOUT ADJUSTMENT:
        -  at book value (minimal or no charge or adjustment)............       1,001
                                                                               ------
        Total annuity actuarial reserves and deposit liabilities
          (gross)........................................................       3,601
             Less: Reinsurance...........................................         223
                                                                               ------
        Total annuity actuarial reserves and deposit liabilities (net)...     $ 3,378
                                                                               ======



     The amounts shown above are included in the Company's balance sheet as life insurance and annuity reserves ($1.9 billion) and separate account liabilities ($1.5 billion).



15.  REINSURANCE:



     Life insurance business is ceded on a yearly renewable term basis under various reinsurance contracts. The Company's practice is to retain no more than $3 million of risk on any one person for individual products and $4.5 million for last survivor products. The total amount of reinsured life insurance in force on this basis was $8.2 billion and $8.9 billion at December 31, 1995 and 1994, respectively. Premiums ceded under these contracts were $34.3 million and $33.0 million; benefit payments recovered were approximately $30.2 million and $23.3 million; policy reserve credits recorded were $30.2 million and $28.9 million; and recoverable amounts on paid and unpaid losses were $7.3 million and $8.2 million in 1995 and 1994, respectively.



     The Company reinsured certain whole life contracts issued from 1985 through 1991 under an agreement which combines the modified coinsurance and the coinsurance bases. This contract was amended effective December 31, 1995. The policies previously reinsured were recaptured and replaced by whole life and endowment policies for issue years through 1974. The amended agreement is a combination of coinsurance and modified coinsurance. Reserves subject to this agreement were $963 million in 1995 and $295.9 million in 1994, for which the Company recorded policy reserve credits of $44 million and $45.0 million, respectively. Premiums ceded under this contract were $57.5 million in 1995 and $58.1 million in 1994.



     The Company also reinsured certain whole life contracts issued from 1985 through 1988 under an agreement which combines the modified coinsurance and the coinsurance bases. This contract was amended effective December 31, 1995. The policies previously reinsured were recaptured and replaced by whole life and endowment policies for issue years through 1974. The amended agreement is a combination of coinsurance and modified coinsurance. Reserves subject to this agreement were $785 million in 1995 and $325.0 million in 1994, for which the Company recorded policy reserve credits of $34.2 million and $55.0 million in 1995 and 1994, respectively. The Company also recorded a dividend liability credit of $16.0 million in 1995. Premiums ceded under this contract were $51 million in 1995 and $51.1 million in 1994.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



15.  REINSURANCE: -- (CONTINUED)


     The Company has entered into coinsurance agreements with other insurers related to a portion of its disability income, extended term insurance, guaranteed interest contract and long-term disability claim liabilities. Under the terms of these agreements at December 31, 1995 and 1994, ceded premiums were $43.7 million and $41.1 million, respectively. The total ceded reserves and claims liabilities under these agreements were $241.5 million and $244 million at December 31, 1995 and 1994, respectively.



     During 1994, the Company entered into an agreement to reinsure approximately 50% of its block of paid-up life insurance policies. Pursuant to this agreement, the Company received a ceding commission of $12.7 million from the reinsurer in 1994. The Company transferred assets equal to the total liabilities ceded into a segregated portfolio within its general account to secure benefit payments from the reinsurer and established a funds withheld liability to the reinsurer for a corresponding amount. Reserves ceded under this agreement were $103.5 and $111.4 million at December 31, 1995 and 1994, respectively.



     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements.



16.  NOTES PAYABLE:



     During 1995, the Company transferred $434.3 million of performing mortgage loans to a trust which qualifies as a REMIC (Real Estate Mortgage Investment Conduit) under Section 860 of the Internal Revenue Code. The trust issued two classes of floating rate notes in equal principal amounts of $43.4 million, totaling $86.8 million to third party investors, using the transferred mortgages as collateral. The interest rate on these notes ranged from 6% to 6.19% during 1995. The proceeds of the assets of the trust will be the sole source of payments on the notes. The Company has not guaranteed these notes or the mortgage loans held by the trust. The cash flow from the collateralized mortgages will be used to retire the debt over an estimated 24 month payment schedule. The actual date on which the principal amount of the notes may be paid in full could be substantially earlier or later based upon performance of these mortgages, among other factors. The Company has accounted for this transaction by consolidating the trust's mortgages and debt. The Insurance Department of the State of New York has the authority to direct payment in full of the aggregate outstanding principal balance of the notes and accrued interest at any time prior to the maturity or payment in full of the outstanding notes.



17.  SURPLUS NOTES:



     In 1994, the Company completed the sale of $125 million of 30-year Surplus Notes which generated net proceeds of $70 million after a discount of 42.146% from the principal amount payable at maturity and issuance expenses of approximately $2.3 million. The $70 million of net proceeds has increased the Company's surplus by a corresponding amount. Following the discount period, interest will begin to accrue on August 15, 1999; thereafter, interest on the Notes is scheduled to be paid on February 15 and August 15 of each year, commencing February 15, 2000, at a rate of 11.25% per annum. Each accrual and payment of interest on the Notes may be made only with the prior approval of the New York State Superintendent of Insurance. Accordingly, the Company has made no charge against its surplus for the accretion of discount on the Notes as authorized by the New York State Insurance Department.



18.  ACCOUNTING DEVELOPMENTS:



     During 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40, "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation requires mutual life insurance companies which issue financial statements described as prepared "in conformity with generally accepted accounting principles" to apply all applicable authoritative accounting pronouncements in preparing those statements. The provisions of this Interpretation

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)



18.  ACCOUNTING DEVELOPMENTS: -- (CONTINUED)


are effective for fiscal years beginning after December 15, 1995. The Interpretation indicates that financial statements of mutual life insurance companies which are prepared on the basis of statutory accounting practices may no longer receive an unqualified audit opinion stating that the financial statements have been prepared in accordance with GAAP.



     In January 1995, the FASB issued Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts." This Statement extends the requirements of FASB Statements No. 60, "Accounting and Reporting by Insurance Enterprises", No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments", and No. 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts", to mutual life insurance enterprises. In 1995, the AICPA established accounting for certain participating life insurance contracts of mutual life insurance enterprises in its Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual life Insurance Enterprises". FASB Statement No. 120 and the AICPA Statement of Position are effective for fiscal years beginning after December 15, 1995.

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



                SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA


                      FOR THE YEAR ENDED DECEMBER 31, 1995


                            (AMOUNTS IN $ THOUSANDS)



     The following is a summary of certain financial data from the Company's Annual Statement included in other exhibits and schedules subjected to audit procedures by independent accountants and utilized by the Company's actuaries in the determination of reserves.



        INVESTMENT INCOME EARNED
          U.S. Government Bonds........................................       18,549
          Other bonds (unaffiliated)...................................      275,209
          Bonds of affiliates..........................................        2,486
          Preferred stocks (unaffiliated)..............................        1,218
          Preferred stocks of affiliates...............................            0
          Common stocks (unaffiliated).................................       44,660
          Common stocks of affiliates..................................           92
          Mortgage loans...............................................      146,445
          Real estate..................................................      307,462
          Premium notes, policy loans and liens........................       79,149
          Collateral loans.............................................            0
          Cash on hand and on deposit..................................          361
          Short-term investments.......................................       11,286
          Other Invested Assets........................................       21,401
          Derivative Instruments.......................................         (532)
          Aggregate write-ins for investment income....................        3,038
                                                                           ---------
             Gross investment income...................................      910,824
                                                                           =========
        REAL ESTATE OWNED -- BOOK VALUE LESS ENCUMBRANCES..............    1,739,890
        MORTGAGE LOANS -- BOOK VALUE:
          Farm mortgages...............................................      430,141
          Residential mortgages........................................        3,940
          Commercial mortgages.........................................    1,203,521
                                                                           ---------
             Total mortgage loans......................................    1,637,602
                                                                           =========
        MORTGAGE LOANS BY STANDING -- BOOK VALUE:
          Good standing................................................    1,339,365
          Good standing with restructured terms........................      249,916
          Interest overdue more than three months, not in
             foreclosure...............................................       28,493
          Foreclosure in process.......................................       19,828
        OTHER LONG TERM ASSETS -- STATEMENT VALUE......................    1,525,913
        COLLATERAL LOANS...............................................            0
        BONDS AND STOCKS OF PARENTS, SUBSIDIARIES AND
          AFFILIATES -- BOOK VALUE
          Bonds........................................................       30,215
          Preferred Stocks.............................................            0
          Common Stocks................................................      238,649

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



        SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA -- (CONTINUED)



        BONDS AND SHORT-TERM INVESTMENTS BY CLASS AND MATURITY:
          BONDS BY MATURITY -- STATEMENT VALUE
             Due within one year or less...............................       433,460
             Over 1 year through 5 years...............................     1,094,125
             Over 5 years through 10 years.............................     1,969,495
             Over 10 years through 20 years............................       358,164
             Over 20 years.............................................       163,332
                                                                            ---------
               Total by Maturity.......................................     4,018,576
                                                                            =========
          BONDS BY CLASS -- STATEMENT VALUE
             Class 1...................................................     2,231,202
             Class 2...................................................     1,560,624
             Class 3...................................................       131,219
             Class 4...................................................        54,414
             Class 5...................................................         7,328
             Class 6...................................................        33,789
                                                                            ---------
               Total by Class..........................................     4,018,576
                                                                            =========
        TOTAL BONDS PUBLICLY TRADED....................................     1,777,626
        TOTAL BONDS PRIVATELY PLACED...................................     2,240,950
        PREFERRED STOCKS -- STATEMENT VALUE............................        17,173
        COMMON STOCKS -- MARKET VALUE..................................       400,041
        SHORT TERM INVESTMENTS -- BOOK VALUE...........................       248,671
        FINANCIAL OPTIONS OWNED -- STATEMENT VALUE.....................             0
        FINANCIAL OPTIONS WRITTEN AND IN FORCE -- STATEMENT VALUE......             0
        FINANCIAL FUTURES CONTRACTS OPEN -- CURRENT PRICE..............             0
        CASH ON HAND & ON DEPOSIT......................................        17,199
        LIFE INSURANCE IN FORCE:
          Industrial...................................................             0
          Ordinary.....................................................    68,142,226
          Credit Life..................................................             0
          Group Life...................................................     6,579,728
        AMOUNT OF ACCIDENTAL DEATH INSURANCE IN FORCE UNDER ORDINARY
          POLICIES.....................................................     4,185,362
        LIFE INSURANCE POLICIES WITH DISABILITY PROVISIONS IN FORCE:
          Industrial...................................................             0
          Ordinary.....................................................     38,187,825
          Credit Life..................................................             0
          Group Life...................................................       147,300

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



        SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA -- (CONTINUED)



        SUPPLEMENTARY CONTRACTS IN FORCE:
          Ordinary -- Not Involving Life Contingencies
             Amount on Deposit.........................................      187,459
             Income Payable............................................        1,828
          Ordinary -- Involving Life Contingencies
             Income Payable............................................        6,179
          Group -- Not Involving Life Contingencies
             Amount on Deposit.........................................        4,038
             Income Payable............................................          541
          Group -- Involving Life Contingencies
             Income Payable............................................            7
        ANNUITIES:
          Ordinary
             Immediate -- Amount of Income Payable.....................        7,165
             Deferred -- Fully Paid Account Balance....................       20,534
             Deferred -- Not Fully Paid -- Account Balance.............       10,342
          Group
             Amount of Income Payable..................................       27,650
             Fully Paid Account Balance................................       35,945
             Not Fully Paid -- Account Balance.........................            0
        ACCIDENT AND HEALTH INSURANCE -- PREMIUMS IN FORCE:
          Ordinary.....................................................       79,012
          Group........................................................        4,217
          Credit.......................................................            0
        DEPOSIT FUNDS AND DIVIDEND ACCUMULATIONS:
             Deposit Funds -- Account Balance..........................      931,196
             Dividend Accumulations -- Account Balance.................      305,758

                 THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK



        SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA -- (CONTINUED)



        CLAIM PAYMENTS 1995:
          Group Accident and Health Year -- Ended December 31, 1995
             1995......................................................       13,363
             1994......................................................        4,112
             1993......................................................        4,244
          Other Accident & Health
             1995......................................................        2,471
             1994......................................................        4,056
             1993......................................................        8,430
          Other Coverages that use developmental methods to calculate claim reserves
             1995......................................................            0
             1994......................................................            0
             1993......................................................            0

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (A) The following Financial Statements are included in this Registration
Statement:

     (1) With respect to MONY Variable Account A

        (a) Report of Independent Accountants

        (b) Statements of assets and liabilities as of December 31, 1995

        (c) Statements of operations for the year ended December 31, 1995

        (d) Statements of changes in net assets for the years ended December 31, 1995 and 1994

        (e) Notes to financial statements

     (2) With respect to The Mutual Life Insurance Company of New York:

        (a) Comment on financial statements of MONY

        (b) Report of Independent Accountants

        (c) Balance sheets as of December 31, 1995 and 1994

        (d) Statements of operations for the years ended December 31, 1995 and 1994

        (e) Statements of surplus for the years ended December 31, 1995 and 1994

        (f) Statements of cash flows for the years ended December 31, 1995 and 1994

        (g) Notes to financial statements

     (B) Exhibits

          (1) Resolutions of Board of Trustees of The Mutual Life Insurance Company of New York ("Company") authorizing the establishment of MONY Variable Account A ("Variable Account"), adopted November 28, 1990, filed as Exhibit (1) to Pre-Effective Amendment No. 1 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, are incorporated herein by reference.

          (2) Not applicable.

          (3) (a) Underwriting Agreement between MONY Securities Corp., The Mutual Life Insurance Company of New York, and MONY Series Fund, Inc. filed as Exhibit (3)(a) to Registration Statement (Registration No. 33-37718) dated November 9, 1990, is incorporated herein by reference.

             (b) Specimen Agreement with Registered Representatives filed as
        Exhibit 3(b) to Pre-Effective Amendment No. 1, to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated December 17, 1990, is incorporated herein by reference.

             (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) to Registration Statement Nos. 33-18626 and 811-5394, dated November 20, 1987, is incorporated herein by reference.

          (4) Proposed forms of Flexible Payment Variable Annuity Contracts and Certificates.

          (5) Proposed form of Application for Flexible Payment Variable Annuity Contract and Certificate (included in Exhibit 4).

          (6) Articles of Incorporation and By-Laws of the Company, filed as
     Exhibit 6 to Registration Statement (Registration Nos. 33-19836 and 811-5457) No. 33-13850, dated January 27, 1988, is incorporated herein by reference.

          (7) Not applicable.

          (8) Not applicable.

          (9) Opinion and Consent of Edward P. Bank, Esq., as Vice President and Deputy General Counsel, filed as Exhibit 9 to Post-Effective Amendment No. 2 to Registration Statement (Registration Nos. 33-37722 and 811-6216) dated February 28, 1992, is incorporated herein by reference.

          (10) Consent of Coopers & Lybrand L.L.P., Independent Accountants for MONY Variable Account A and for The Mutual Life Insurance Company of New York.

          (11) Not applicable.

          (12) Not applicable.

          (13) Calculation of Performance Data.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

1. TRUSTEES

Claude M. Ballard, Jr.........    Ltd. Partner, Goldman, Sachs & Company, New York, N.Y.
Tom H. Barrett................    Retired Chairman of the Board, President & Chief Executive
                                  Officer, The Goodyear Tire & Rubber Company, Akron, Ohio.
David L. Call.................    Ronald P. Lynch Dean Emeritus, Cornell University, College
                                  of Agriculture and Life Sciences, Ithaca, New York.
G. Robert Durham..............    President and Chief Executive Officer, Walter Industries,
                                  Inc., Tampa, Florida.
James B. Farley...............    Retired Chairman and Chief Executive Office, MONY
Robert Holland, Jr............    President and Chief Operating Officer, Ben & Jerry's
                                  Homemade Inc., Waterbury, Vt.
James L. Johnson..............    Chairman Emeritus, GTE Corporation, Stamford, Connecticut.
Robert R. Kiley...............    President and Chief Executive Officer, The New York City
                                  Partnership and Chamber of Commerce, New York, NY
John R. Meyer.................    Professor, Harvard University, Cambridge, Massachusetts.
Paul A. Miller................    Chairman of the Executive Committee, Pacific Enterprises,
                                  Los Angeles, California.
Jane C. Pfeiffer..............    Management Consultant, Greenwich, Connecticut.
Thomas C. Theobald............    Managing Director, William Blair Capital Partners, L.L.C.,
                                  Chicago, Illinois.

2. OFFICER-TRUSTEES

     Michael I. Roth, Chairman and Chief Executive Officer, MONY; Director, Chairman of the Board, and President, MONY Life Insurance Company of America; Director, MONY CS, Director, 1740 Advisers, Inc., ARES Holdings, Inc.

     Samuel J. Foti, President and Chief Operating Officer, MONY; Director, President and Chief Operating Officer, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc., MONY International Holdings, Inc., MONY Life Insurance Company of the Americas, Ltd., MONY Bank & Trust Company of the Americas, Ltd.

     Kenneth M. Levine, Executive Vice President and Chief Investment Officer, MONY; Director, Chairman, and President, MONY Series Fund, Inc.; Director, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Realty Partners, Inc., and 1740 Ventures, Inc., ARES Holdings, Inc., MONY Bloomfield Hills, Inc.

3. OTHER OFFICERS

     Thomas J. Conklin, Senior Vice President and Secretary, MONY.

     Richard E. Connors, Senior Vice President, MONY; Director, MONY Life Insurance Company of America, and MONY Brokerage, Inc.

     Richard Daddario, Executive Vice President and Chief Financial Officer, MONY; Executive Vice President, MONY Advisers, Inc.; Director, Vice President and Controller, MONY Life Insurance Company of America, and Director, ARES Holdings, Inc.

     Phillip A. Eisenberg, Senior Vice President and Chief Actuary, MONY; Director and Vice President and Actuary, MONY Life Insurance Company of America, Vice President, MONY Credit Corporation.

     Stephen J. Hall, Senior Vice President, MONY; Director, MONY Life Insurance Company of America.

     Richard E. Mulroy, Jr., Senior Vice President and General Counsel, MONY.

     Theodore J. Shalack, Senior Vice President, MONY; Director and President, MONY Credit Corporation; Director and Vice President, MONY Life Insurance Company of America; Director, MONY Brokerage, Inc.

     Francis J. Waldron, Senior Vice President, MONY, Director and President, MONY International Holdings, Inc. and MONY Life Insurance Company of the Americas ,Ltd..

     David V. Weigel, Vice President -- Treasurer, MONY; Vice President and Treasurer, MONY Credit Corporation, MONY Realty Partners, Inc., MONY Bloomfield Hills, Inc., and 1740 Ventures, Inc.; Treasurer, ARES, Inc., Advantage Real Estate Services Colorado, Inc., Bell Investment Acquisition Corporation, 1740 Advisers, Inc., MONY Life Insurance Company of America, MONY Series Fund, Inc., MONY Brokerage, Inc., MONY CS, Inc., MONY International Holdings, Inc., MONY Funding, Inc., and Smithtown Hotel, Inc.

     For more than the past five years, the principal occupation of each of the officers listed above has been an officer of MONY. The business address for all officers and officer-trustees of the Company is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with the Company, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of the Company that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of the Company.

[ORGANIZATIONAL CHART OF THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK
 AND ITS SUBSIDIARIES]

ITEM 27.  NUMBER OF CERTIFICATE OWNERS:


     As of December 31, 1995, MONY Variable Account A had 8,001 owners of contracts.


ITEM 28.  INDEMNIFICATION

     The By-Laws of The Mutual Life Insurance Company of New York provide, in
Article XVI as follows:

     Each person (and the heirs, executors and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a trustee, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the law of the State of New York and in the manner prescribed therein. To this end, and as authorized by Chapter 513, 1986 Laws of New York, the Board of Trustees may adopt all resolutions, authorize all agreements and take all actions with respect to the indemnification of trustees and officers, and the advance payment of their expenses in connection therewith.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corp. ("MSC"), a wholly-owned subsidiary of The Mutual Life Insurance Company of New York ("MONY"), is the principal underwriter of the Registrant and also acts as principal underwriter for MONY Series Fund, Inc. (the "Fund"). MONY acts as sub-investment adviser to the Fund through a services agreement.

     (b) The names, titles, and principal business addresses of the officers of MSC are listed on Schedule A of Form BD for MSC (Registration No. 8-15289) (originally filed on behalf of MONY Sales, Inc. on November 23, 1969) and Form U-4 filed by each individual officer, the text of which is hereby incorporated by reference.


     (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from or MONY Variable Account A during fiscal year 1995 and 1994.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by The Mutual Life Insurance Company of New York, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019, at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202 or at its Marketing Center at 500 Frank W. Burr Boulevard, Teaneck, New Jersey 07666-6888.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY Variable Account A, has duly caused this Post-Effective Amendment No. 15 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on this 28th day of February, 1996.


                                   MONY VARIABLE ACCOUNT A
                                   (Registrant)

                                   THE MUTUAL LIFE INSURANCE COMPANY OF NEW YORK (Depositor)

                                   By: /s/  MICHAEL I. ROTH
                                       ------------------------------------
                                       Michael I. Roth, Trustee,
                                       Chairman and Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                  SIGNATURE                             DATE
---------------------------------------------    -------------------
/S/  MICHAEL I. ROTH
---------------------------------------------
Michael I. Roth
Trustee, Chairman and Chief Executive Officer

/S/  SAMUEL J. FOTI
---------------------------------------------
Samuel J. Foti
Trustee, President and Chief Operating
  Officer

/S/  KENNETH M. LEVINE
---------------------------------------------
Kenneth M. Levine
Trustee, Executive Vice President and
Chief Investment Officer

/S/  RICHARD DADDARIO                              February 28, 1996
---------------------------------------------
Richard Daddario
Executive Vice President and
Chief Financial Officer

/S/  PHILLIP A. EISENBERG
---------------------------------------------
Phillip A. Eisenberg
Senior Vice President and Chief Actuary

/S/  THOMAS J. CONKLIN
---------------------------------------------
Thomas J. Conklin
Senior Vice President and Secretary

                  SIGNATURE                             DATE
---------------------------------------------    -------------------
---------------------------------------------
Claude M. Ballard, Jr.*
Trustee

---------------------------------------------
Tom H. Barrett*
Trustee

---------------------------------------------
David L. Call*
Trustee
                                                   February 28, 1996
---------------------------------------------
G. Robert Durham*
Trustee

---------------------------------------------
James B. Farley*
Trustee

---------------------------------------------
Robert Holland, Jr.*
Trustee

---------------------------------------------
James L. Johnson*
Trustee

---------------------------------------------
Robert R. Kiley*
Trustee

---------------------------------------------
John R. Meyer*
Trustee

---------------------------------------------
Paul A. Miller*
Trustee

                  SIGNATURE                             DATE
---------------------------------------------    -------------------
---------------------------------------------
Jane C. Pfeiffer*
Trustee
                                                   February 28, 1996
---------------------------------------------
Thomas C. Theobald*
Trustee

*By /s/  THOMAS J. CONKLIN
---------------------------------------------
Thomas J. Conklin
Attorney In Fact

                                 EXHIBIT INDEX


EXHIBIT NO.                                   DESCRIPTION
-----------   ---------------------------------------------------------------------------
    (10)      Consent of Coopers & Lybrand L.L.P., Independent Accountants
    (13)      Calculation of Performance Data
    (14)      Financial Data Schedule